UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group Foundation Funds®

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Equity Fund

June 30, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.40%
U.S. Markets – 50.88%
Consumer Discretionary – 5.19%
†AFC Enterprises	61	$1,003
†Apollo Group Class A	250	10,921
†Bally Technologies	10	407
Big 5 Sporting Goods	40	314
†Buffalo Wild Wings	9	597
CBS Class B	33	940
CEC Entertainment	19	762
Cinemark Holdings	26	538
Comcast Class A	332	8,413
Comcast Special Class	174	4,216
Cooper Tire & Rubber	34	673
†DSW Class A	24	1,215
†Ford Motor	185	2,551
†G-III Apparel Group	34	1,172
Guess	35	1,472
†Iconix Brand Group	35	847
†Jack in the Box	22	501
Jarden	42	1,449
Jones Group	22	239
†Jos. A Bank Clothiers	19	950
Kohl's	48	2,400
Lincoln Educational Services	29	497
Lowe's	700	16,318
Macy's	125	3,655
McDonald's	41	3,457
National CineMedia	34	575
News Class A	141	2,496
NIKE Class B	101	9,089
Nordstrom	43	2,018
†Perry Ellis International	39	985
†Prestige Brands Holdings	66	847
†Shuffle Master	69	646
Staples	403	6,367
Starbucks	37	1,461
†Steven Madden	30	1,125
Tanger Factory Outlet Centers	27	723
Target	37	1,736
†Tenneco	23	1,014
Viacom Class B	73	3,723
		98,312
Consumer Staples – 5.04%
Archer-Daniels-Midland	386	11,638
Avon Products	306	8,568
Bunge	61	4,206
Casey's General Stores	27	1,188
Coca-Cola	33	2,221
CVS Caremark	326	12,252
†Fresh Market	15	580
General Mills	64	2,382
J&J Snack Foods	17	847
Kimberly-Clark	166	11,049
Kraft Foods	261	9,195
PepsiCo	70	4,930
Procter & Gamble	96	6,103
Safeway	358	8,366
†Susser Holdings	65	1,022
Walgreen	258	10,955
		95,502
Energy – 4.58%
Apache	10	1,234
Baker Hughes	25	1,814
Berry Petroleum Class A	28	1,488
Bristow Group	20	1,020
†Carrizo Oil & Gas	31	1,294
Chevron	112	11,518
†Complete Production Services	24	801
ConocoPhillips	114	8,572
EOG Resources	143	14,952
Exxon Mobil	134	10,905
†Key Energy Services	69	1,242
*Lufkin Industries	6	516

Marathon Oil	161	8,481
National Oilwell Varco	19	1,486
†Newfield Exploration	41	2,789
Occidental Petroleum	34	3,537
†Pioneer Drilling	94	1,433
†Rosetta Resources	15	773
Schlumberger	51	4,406
†Swift Energy	22	820
Williams	258	7,805
		86,886
Financials – 6.02%
AFLAC	37	1,727
Allstate	259	7,907
American Equity Investment Life Holding	64	813
Apollo Investment	72	735
Bank of New York Mellon	692	17,730
BlackRock	12	2,302
Boston Private Financial Holdings	92	605
Capital One Financial	58	2,997
Cardinal Financial	56	613
City Holding	17	562
CME Group	34	9,915
Delphi Financial Group	28	818
Dime Community Bancshares	46	669
*DuPont Fabros Technology	32	806
EastGroup Properties	20	850
Entertainment Properties Trust	19	887
Flushing Financial	46	598
GFI Group	112	514
Goldman Sachs Group	30	3,993
@Harleysville Group	20	623
Home Bancshares	36	851
Home Properties	17	1,035
Host Hotels & Resorts	94	1,593
@Independent Bank	21	551
†IntercontinentalExchange	112	13,969
JPMorgan Chase	126	5,158
LaSalle Hotel Properties	36	948
Marsh & McLennan	275	8,577
Park National	13	856
†Piper Jaffray	16	461
Primerica	31	681
†ProAssurance	10	700
Prosperity Bancshares	21	920
Prudential Financial	45	2,862
Sabra Healthcare REIT	41	685
Sovran Self Storage	21	861
Susquehanna Bancshares	66	528
†Texas Capital Bancshares	23	594
Travelers	180	10,509
Trustmark	38	890
Webster Financial	23	483
Wells Fargo	166	4,658
		114,034
Healthcare – 7.22%
Abbott Laboratories	53	2,789
†Acorda Therapeutics	21	679
†Air Methods	15	1,121
†Align Technology	43	980
†Alkermes	63	1,172
Allergan	180	14,985
†Amgen	42	2,451
†AMN Healthcare Services	107	890
Baxter International	140	8,357
Cardinal Health	196	8,902
†Catalyst Health Solutions	17	949
†Celgene	27	1,629
†Conmed	24	684
†CryoLife	67	375
†Express Scripts	57	3,077
†Gen-Probe	21	1,452
†Gilead Sciences	57	2,360
†Haemonetics	13	837
†*Incyte	39	739
Johnson & Johnson	144	9,579
†Medco Health Solutions	259	14,639
Merck	389	13,728
†Merit Medical Systems	57	1,024
†ONYX Pharmaceuticals	28	988
Perrigo	77	6,766
Pfizer	694	14,296
Quest Diagnostics	139	8,215
†Quidel	48	727

†SonoSite	26	914
†Spectrum Pharmaceuticals	41	380
†Sun Healthcare Group	75	602
#Synthes 144A	7	1,231
†Thermo Fisher Scientific	46	2,962
UnitedHealth Group	87	4,487
†Vertex Pharmaceuticals	21	1,092
*West Pharmaceutical Services	20	875
		136,933
Industrials – 4.67%
AAON	39	852
*Acuity Brands	15	837
Applied Industrial Technologies	29	1,033
Barnes Group	34	844
†Castle (A.M.)	35	581
Caterpillar	26	2,768
†Chart Industries	13	702
†Columbus McKinnon	36	647
†CRA International	17	461
Cummins	21	2,173
Deere	30	2,474
Ducommun	30	617
ESCO Technologies	20	736
†Esterline Technologies	17	1,299
Expeditors International Washington	170	8,702
Fluor	33	2,134
General Electric	103	1,943
†Gibraltar Industries	74	838
Granite Construction	17	417
Honeywell International	57	3,397
†Hub Group Class A	31	1,167
†Kadant	31	977
†Kforce	55	719
Koppers Holdings	24	910
Lockheed Martin	22	1,781
Manpower	14	751
McGrath RentCorp	16	449
†MYR Group	36	842
Norfolk Southern	40	2,997
*Northrop Grumman	128	8,876
Raytheon	173	8,624
Republic Services	42	1,296
Rockwell Collins	33	2,036
Roper Industries	14	1,166
†Tetra Tech	26	585
†Titan Machinery	32	921
Towers Watson Class A	32	2,103
Tutor Perini	23	441
Union Pacific	22	2,297
United Stationers	32	1,134
United Technologies	52	4,603
†URS	33	1,476
US Ecology	32	547
Waste Management	222	8,274
		88,427
Information Technology – 12.77%
†Adobe Systems	299	9,404
Adtran	23	890
*†Amkor Technology	124	765
Anixter International	15	980
†Apple	87	29,203
†Applied Micro Circuits	72	638
Cisco Systems	619	9,663
†EMC	149	4,105
*Expedia	85	2,464
†FARO Technologies	14	613
†Google Class A	33	16,711
Intel	538	11,922
International Business Machines	11	1,887
†Intuit	210	10,891
†IXYS	52	779
*†j2 Global Communications	31	875
†KEYW Holding	46	570
†Liquidity Services	33	779
*†LogMeln	23	887
MasterCard Class A	52	15,670
†MEMC Electronic Materials	137	1,169
Microsoft	240	6,240
†Motorola Solutions	189	8,702
†NetApp	47	2,481
†NETGEAR	17	743
*†Nuance Communications	52	1,116
†ON Semiconductor	164	1,717

Oracle	32	1,053
†priceline.com	29	14,846
†Progress Software	34	820
QUALCOMM	382	21,694
Quality Systems	11	960
*†QuinStreet	47	610
†Radiant Systems	38	794
†Rofin-Sinar Technologies	26	888
†RPX	5	140
†Semtech	25	684
†SolarWinds	18	471
†SS&C Technologies Holdings	49	974
†SuccessFactors	12	353
*†Synaptics	28	721
Syntel	7	414
†TeleTech Holdings	44	928
†Teradata	149	8,970
*†ValueClick	38	631
VeriSign	280	9,369
†ViaSat	16	692
Visa Class A	194	16,346
†Vocus	35	1,071
Xerox	904	9,411
†Yahoo	487	7,324
		242,028
Materials – 1.16%
Boise	48	374
Celanese Class A	67	3,572
Cliffs Natural Resources	21	1,941
Dow Chemical	76	2,736
duPont (E.I.) deNemours	149	8,053
Eastman Chemical	14	1,429
†Ferro	61	820
†KapStone Paper & Packaging	35	580
†Owens-Illinois	52	1,342
Schulman (A.)	16	403
Silgan Holdings	21	860
		22,110
Telecommunications – 2.97%
*Alaska Communications Systems Group	52	461
AT&T	461	14,481
*Atlantic Tele-Network	13	499
†Crown Castle International	332	13,543
†Knology	52	772
†NII Holdings	217	9,196
NTELOS Holdings	34	694
Plantronics	21	767
†Polycom	111	7,137
†RigNet	36	612
Verizon Communications	219	8,153
		56,315
Utilities – 1.26%
*AGL Resources	36	1,466
Cleco	22	767
Edison International	227	8,795
MDU Resources Group	62	1,395
NorthWestern	16	530
OGE Energy	25	1,258
Progress Energy	178	8,546
UIL Holdings	16	518
UNITIL	22	579
		23,854
Total U.S. Markets (cost $803,447)		964,401

§Developed Markets – 28.47%
Consumer Discretionary – 3.75%
Bayerische Motoren Werke	91	9,087
BIC	12	1,159
Christian Dior	5	786
Cie Financiere Richemont Class A	23	1,507
Crown	106	1,019
Don Quijote	100	3,477
Heenes & Mauritz Class B	34	1,172
Husqvarna Class B	125	828
Jupiter Telecommunications	1	1,119
LVMH Moet Hennessy Louis Vuitton	7	1,258
Metropole Television	34	787
Pirelli & C	90	973
PPR	26	4,630
†Promotora de Informaciones ADR	203	2,030
Publicis Groupe	102	5,694
Sky City Entertainment Group	395	1,187
Sodexo	15	1,175

Sumitomo Rubber Industries	122	1,476
Swatch Group	10	899
Swatch Group Bearer Shares	2	1,009
Techtronic Industries	4,000	4,792
Toyota Motor	200	8,235
Vivendi	299	8,333
Whitbread	36	933
Yamada Denki	14	1,141
Yue Yuen Industrial Holdings	2,000	6,362
		71,068
Consumer Staples – 3.85%
Anheuser-Busch InBev	40	2,321
Aryzta	182	9,774
British American Tobacco	69	3,026
Carlsberg Class B	12	1,307
*Carrefour	14	575
Coca Cola Hellenic Bottling	25	671
Coca-Cola Amatil	336	4,122
Danone	17	1,269
Diageo	122	2,496
Golden Agri-Resources	2,000	1,111
Greggs	788	6,696
Imperial Tobacco Group	50	1,665
Jeronimo Martins	64	1,229
Kerry Group Class A	25	1,030
Koninklijke Ahold	112	1,506
L'Oreal	14	1,817
Metro	67	4,057
Nestle	84	5,227
Parmalat	2,912	10,953
Reckitt Benckiser Group	34	1,878
SABMiller	67	2,445
Tesco	275	1,777
Unilever	32	1,032
Unilever CVA	47	1,542
Wesfarmers	30	1,028
Woolworths	78	2,327
		72,881
Energy – 1.37%
Aggreko	36	1,115
AMEC	60	1,048
BG Group	130	2,952
†Enel Green Power	465	1,282
Fugro CVA	16	1,152
†Nabors Industries	54	1,331
Neste Oil	45	706
Noble	49	1,931
Repsol	44	1,526
Santos	99	1,443
Technip	13	1,393
Total	147	8,498
Woodside Petroleum	37	1,632
		26,009
Financials – 3.28%
†AIA Group	400	1,392
Alterra Capital Holdings	29	647
AXA	182	4,131
Banco Santander	453	5,218
Commerzbank	1,469	6,327
Credit Agricole	73	1,097
Danske Bank	51	944
†=#Etalon Group GDR 144A	200	1,378
HSBC Holdings	635	6,296
†IMMOFINANZ	215	917
†Lloyds Banking Group	1,830	1,438
Man Group	290	1,103
Mitsubishi UFJ Financial Group	1,200	5,847
Nordea Bank	634	6,808
Schroders	38	943
Standard Chartered	345	9,062
†UBS	128	2,336
UniCredit	2,980	6,307
		62,191
Healthcare – 2.58%
Fresenius	11	1,148
Getinge Class B	44	1,183
†ICON ADR	34	801
Meda Class A	971	10,576
Novartis	142	8,702
Novo Nordisk ADR	78	9,772
Novo Nordisk Class B	15	1,879
Roche Holding	24	4,018
Sanofi	115	9,250
Shire	53	1,657
		48,986

Industrials – 6.05%
ABB	106	2,754
Aker Solutions	46	920
Alfa Laval	55	1,186
Alstom	145	8,930
*Asahi Glass	1,000	11,700
Assa Abloy Class B	41	1,102
†Box Ships	27	267
Cie de Saint-Gobain	156	10,110
Deutsche Post	627	12,052
Finmeccanica	531	6,425
Fraport	13	1,044
Hochtief	10	836
ITOCHU	702	7,300
Johnson Matthey	36	1,137
Koninklijke Philips Electronics	323	8,301
Legrand	28	1,179
†Qantas Airways	445	883
Rolls-Royce Holdings	182	1,885
=†Rolls-Royce Holdings Class C	15,360	25
Schneider Electric	11	1,837
Siemens	23	3,160
Singapore Airlines	356	8,224
Teleperformance	319	9,385
@†Tianjin Development Holdings	2,000	1,260
Vallourec	70	8,534
Volvo Class B	112	1,961
Wartsila	28	947
Wolseley	43	1,404
		114,748
Information Technology – 1.72%
Accenture Class A	55	3,323
Amadeus IT Holding	62	1,289
†CGI Group Class A	872	21,529
Computershare	105	1,003
Infineon Technologies	120	1,348
†InterXion Holding	24	363
SAP	39	2,364
Yahoo Japan	4	1,376
		32,595
Materials – 3.93%
Agrium	24	2,106
Air Liquide	9	1,289
Anglo American	43	2,132
Anglo American ADR	100	2,478
Antofagasta	41	917
ArcelorMittal	119	4,138
Bayer	21	1,687
BHP Billiton	89	3,497
BHP Billiton Limited	128	6,049
Kazakhmys	62	1,374
Lafarge	129	8,219
Lanxess	15	1,230
Lonza Group	13	1,018
Newcrest Mining	40	1,621
Rexam	1,473	9,057
Rio Tinto	169	12,203
Rio Tinto Limited	15	1,343
Syngenta	4	1,352
Syngenta ADR	141	9,527
Wacker Chemie	4	864
Xstrata	106	2,335
		74,436
Telecommunications – 1.29%
China Mobile ADR	102	4,772
China Unicom Hong Kong ADR	163	3,304
Tele2 Class B	43	849
Telefonica	347	8,474
Vodafone Group	1,690	4,481
Vodafone Group ADR	96	2,565
		24,445
Utilities – 0.65%
Centrica	370	1,921
*Enagas	47	1,138
National Grid	835	8,220
Suez Enviornnement	52	1,036
Total Developed Markets (cost $474,479)		12,315
		539,674

XEmerging Markets – 15.05%
Consumer Discretionary – 0.64%
Arcos Dorados Holdings	5	105
Grupo Televisa ADR	174	4,280
Hyundai Department Store	23	3,747
Santos Brasil Participacoes	100	1,796
Turk Sise ve Cam Fabrikalari	556	1,216
Wal-Mart de Mexico Series V	241	715
Xueda Education Group ADR	38	304
		12,163
Consumer Staples – 0.98%
Brazil Foods ADR	96	1,664
*Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	30	1,409
@Cresud ADR	98	1,592
Fomento Economico Mexicano ADR	19	1,263
KT&G	59	3,672
@Lotte Chilsung Beverage	4	4,953
@Lotte Confectionery	2	3,188
Tingyi Cayman Islands Holding	139	430
Tsingtao Brewery	71	411
		18,582
Energy – 2.42%
China Petroleum & Chemical ADR	6	609
CNOOC	3,000	7,066
CNOOC ADR	2	472
Gazprom ADR	252	3,679
LUKOIL ADR	35	2,231
PetroChina ADR	13	1,898
Petroleo Brasileiro SA ADR	262	8,871
Petroleo Brasileiro SP ADR	255	7,823
Polski Koncern Naftowy Orlen	59	1,114
PTT	195	2,128
PTT Exploration & Production	100	557
#Reliance Industries GDR 144A	81	3,254
†Rosneft Oil GDR	249	2,099
Sasol ADR	31	1,640
Tambang Batubara Bukit Asam	1,000	2,431
		45,872
Financials – 2.37%
ABSA Group	37	738
Banco Bradesco ADR	66	1,352
Banco Santander Brasil ADR	200	2,342
Bangkok Bank	171	883
Bank of China	3,300	1,615
BR Malls Participacoes	100	1,126
China Construction Bank	1,679	1,398
Credicorp	11	947
Cyrela Brazil Realty	67	640
Fubon Financial Holding	1,049	1,613
Grupo Financiero Banorte	300	1,362
Hong Leong Bank	500	2,217
ICICI Bank ADR	37	1,824
Industrial & Commercial Bank of China	1,881	1,435
@IRSA Inversiones y Representaciones ADR	43	592
@KB Financial Group ADR	77	3,681
@KLCC Property Holdings	1,400	1,553
Malayan Banking	570	1,690
OTP Bank	42	1,367
Powszechna Kasa Oszczednosci Bank Polski	107	1,637
Powszechny Zaklad Ubezpieczen	15	2,050
Samsung Life Insurance	20	1,785
Sberbank	1,038	3,820
Standard Bank Group	149	2,203
Turkiye Is Bankasi Class C	313	961
†UEM Land Holdings	1,750	1,633
VTB Bank GDR	404	2,495
		44,959
Healthcare – 0.59%
Hypermarcas	200	1,884
Teva Pharmaceutical Industries ADR	192	9,258
		11,142
Industrials – 0.47%
All America Latina Logistica	100	844
†Empresas ADR	195	1,798
Gol Linhas Aereas Inteligentes ADR	134	1,628
Siam Cement NVDR	100	1,153
Torunlar Gayrimenkul Yatirim Ortakligi	174	663
United Tractors	960	2,795
		8,881
Information Technology – 3.87%
Alibaba.com	500	800
B2W Cia Global Do Varejo	91	1,113
†Check Point Software Technologies	60	3,411
†Ctrip.com International ADR	187	8,056
*†Foxconn International Holdings	2,000	882
Hon Hai Precision Industry	1,336	4,588

HTC	1,050	35,408
LG Display ADR	52	731
LG Electronics	17	1,326
Samsung Electronics	7	5,444
†Shanda Games ADR	109	711
†Shanda Interactive Entertainment ADR	53	2,057
*†Sina	28	2,915
†Sohu.com	24	1,734
Taiwan Semiconductor Manufacturing ADR	218	2,749
United Microelectronics	3,000	1,490
		73,415
Materials – 1.90%
Anglo American Platinum	22	2,047
ArcelorMittal South Africa	121	1,416
Braskem ADR	72	2,094
†*Cemex ADR	435	3,741
Cia de Minas Buenaventura ADR	52	1,975
Fibria Celulose ADR	192	2,532
@Gerdau	200	1,814
Gerdau ADR	118	1,241
Impala Platinum Holdings	32	864
Israel Chemicals	216	3,447
†=Jastrzebska Spolka Weglowa	30	1,487
KCC	8	2,514
MMC Norilsk Nickel ADR	65	1,703
†Petronas Chemicals Group	600	1,411
POSCO ADR	13	1,412
Vale ADR	200	6,390
		36,088
Telecommunications – 1.39%
America Movil ADR	38	2,047
Chunghwa Telecom ADR	55	1,900
KT ADR	150	2,916
LG Uplus	161	874
Mobile Telesystems ADR	306	5,820
MTN Group	85	1,811
SK Telecom ADR	211	3,946
Telecomunicacoes de Sao Paulo ADR	56	1,657
Turkcell Iletisim Hizmet ADR	141	1,911
Vodacom Group	277	3,445
		26,327
Utilities – 0.42%
*Centrais Eletricas Brasileiras ADR	200	2,700
@Huaneng Power International ADR	74	1,578
Light	100	1,885
Polska Grupa Energetyczna	179	1,565
		7,728
Total Emerging Markets (cost $234,785)		285,157
Total Common Stock (cost $1,512,711)		1,789,232

Exchange-Traded Funds – 2.68%
Equity Funds – 2.68%
iShares MSCI EAFE Growth Index	45	2,838
*iShares MSCI Hong Kong Index Fund	175	3,241
iShares MSCI Japan Index Fund	3,950	41,198
iShares MSCI Singapore Index Fund	205	2,815
iShares MSCI Switzerland Index Fund	30	798
Total Exchange-Traded Funds (cost $52,341)		50,890

Preferred Stock – 0.10%
Volkswagen	9	1,861
Total Preferred Stock (cost $1,525)		1,861

	Principal
	Amount
	(U.S. $)
≠Short-Term Investments – 3.78%
Discount Notes – 2.69%
Fannie Mae 0.002% 7/25/11	$349	349
Federal Farm Credit Bank 0.001% 7/25/11	3,859	3,859
Federal Home Loan Bank
0.001% 7/1/11	5,170	5,170
0.001% 7/1/11	4,311	4,311
0.001% 7/11/11	14,758	14,758
0.001% 7/13/11	14,114	14,114
0.001% 7/22/11	1,327	1,327
0.005% 7/5/11	2,087	2,087
0.006% 8/3/11	4,980	4,980
		50,955
U.S. Treasury Obligations – 1.09%
U.S. Treasury Bills
0.00% 7/14/11	3,850	3,850
0.00% 7/21/11	14,714	14,714
1.00% 7/31/11	2,166	2,168
		20,732

Total Short-Term Investments (cost $71,687)		71,687

Total Value of Securities Before Securities Lending Collateral – 100.96%
(cost $1,638,264)		1,913,670

	Number of
	Shares
Securities Lending Collateral** – 0.42%
Investment Companies
Delaware Investments Collateral Fund No. 1	7,884	7,884
Total Securities Lending Collateral (cost $7,884)		7,884

Total Value of Securities – 101.38%
(cost $1,646,148)		1,921,554 ©
Obligation to Return Securities Lending Collateral** – (0.42%)		(7,884)
Other Liabilities Net of Receivables and Other Assets (See Notes) – (0.96%)		(18,220)
Net Assets Applicable to 173,082 Shares Outstanding – 100.00%		$1,895,450

†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $21,385, which represented 1.13% of the Fund’s net assets. See Note 5 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $5,863, which represented 0.31% of the Fund’s net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $2,890, which represented 0.15% of the Fund's net assets. See Note 1 in "Notes."
*Full or partially on loan.
**See Note 4 in “Notes.”
§Developing Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but more risk.
©Includes $7,756 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipt
CVA – Dutch Certificate
GDR – Global Depositary Receipt
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipt
PLN – Polish Zloty
REIT – Real Estate Investment Trust
USD – United States Dollar

The following foreign currency exchange contracts was outstanding at June 30, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contract to					Appreciation
Counterparty	Receive		In Exchange For		Settlement Date	(Depreciation)
MNB	PLN	4,090	USD	(1,495)	7/1/11	$(5)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2009 – September 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2011, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which are due to changes in the foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,651,823
Aggregate unrealized appreciation	$313,536
Aggregate unrealized depreciation	(43,805)
Net unrealized appreciation	$269,731

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,170,919	$615,423	$2,890	$1,789,232
Investment Companies	50,890	-	-	50,890
Preferred Stock	-	1,861	-	1,861
Securities Lending Collateral	-	7,884	-	7,884
Short-Term Investments	-	71,687	-	71,687
Total	$1,221,809	$696,855	$2,890	$1,921,554

Foreign Currency Exchange Contracts	$-	$(5)	$-	$(5)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 9/30/10	$-
Purchases	2,916
Net change in unrealized
appreciation/deprecation	(26)
Balance as of 6/30/11	$2,890

Net change in unrealized
appreciation/depreciation
still held as of 6/30/11	$(26)

During the period ended June 30, 2011, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the period ended June 30, 2011.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in the collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At June 30, 2011, the value of securities on loan was $7,756, for which cash collateral was received and invested in accordance with the Lending Agreement. At June 30, 2011, the value of invested collateral was $7,884. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Growth Allocation Fund

June 30, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 77.45%
U.S. Markets – 40.67%
Consumer Discretionary – 4.14%
†AFC Enterprises	2,600	$42,770
†Apollo Group Class A	10,400	454,271
†Bally Technologies	455	18,509
Big 5 Sporting Goods	1,725	13,559
†Buffalo Wild Wings	385	25,529
CBS Class B	1,360	38,746
CEC Entertainment	800	32,088
Cinemark Holdings	1,115	23,092
Comcast Class A	14,200	359,828
Comcast Special Class	7,230	175,183
Cooper Tire & Rubber	1,385	27,409
†DSW Class A	980	49,598
†Ford Motor	7,410	102,184
†G-III Apparel Group	1,345	46,376
Guess	1,560	65,614
†Iconix Brand Group	1,495	36,179
†Jack in the Box	965	21,983
Jarden	1,940	66,949
Jones Group	945	10,253
†Jos. A Bank Clothiers	822	41,108
Kohl's	2,010	100,520
Lincoln Educational Services	1,255	21,523
Lowe's	28,600	666,665
Macy's	5,190	151,756
McDonald's	1,710	144,187
National CineMedia	1,475	24,942
News Class A	5,870	103,899
NIKE Class B	4,300	386,914
Nordstrom	1,910	89,655
†Perry Ellis International	1,685	42,546
†Prestige Brands Holdings	2,950	37,878
†Shuffle Master	3,080	28,813
Staples	17,000	268,600
Starbucks	1,650	65,159
†Steven Madden	1,307	49,026
Tanger Factory Outlet Centers	1,140	30,518
Target	1,720	80,685
†Tenneco	1,010	44,511
Viacom Class B	3,030	154,530
		4,143,555
Consumer Staples – 4.03%
Archer-Daniels-Midland	15,500	467,325
Avon Products	12,100	338,800
Bunge	2,725	187,889
Casey's General Stores	1,140	50,160
Coca-Cola	1,310	88,150
CVS Caremark	14,490	544,533
†Fresh Market	625	24,175
General Mills	2,680	99,750
J&J Snack Foods	700	34,895
Kimberly-Clark	7,260	483,226
Kraft Foods	11,000	387,530
PepsiCo	2,890	203,543
Procter & Gamble	4,030	256,187
Safeway	15,100	352,887
†Susser Holdings	2,965	46,610
Walgreen	10,800	458,568
		4,024,228
Energy – 3.70%
Apache	410	50,590
Baker Hughes	1,020	74,011
Berry Petroleum Class A	1,115	59,240
Bristow Group	840	42,857
†Carrizo Oil & Gas	1,310	54,693
Chevron	4,590	472,035
†Complete Production Services	1,020	34,027
ConocoPhillips	5,000	375,950
EOG Resources	5,950	622,072
Exxon Mobil	5,590	454,913
†Key Energy Services	2,985	53,730

Lufkin Industries	295	25,385
Marathon Oil	7,100	374,028
National Oilwell Varco	710	55,529
†Newfield Exploration	1,650	112,233
Occidental Petroleum	1,630	169,585
†Pioneer Drilling	3,570	54,407
†Rosetta Resources	620	31,955
Schlumberger	2,140	184,896
†Swift Energy	965	35,966
Williams	12,000	363,000
		3,701,102
Financials – 4.78%
AFLAC	1,480	69,086
Allstate	11,300	344,989
American Equity Investment Life Holding	2,840	36,096
Apollo Investment	3,125	31,906
Bank of New York Mellon	28,360	726,584
BlackRock	490	93,987
Boston Private Financial Holdings	3,985	26,221
Capital One Financial	2,290	118,324
Cardinal Financial	2,385	26,116
City Holding	715	23,616
CME Group	1,400	408,226
Delphi Financial Group	1,375	40,164
Dime Community Bancshares	2,025	29,444
DuPont Fabros Technology	1,365	34,398
EastGroup Properties	830	35,283
Entertainment Properties Trust	840	39,228
Flushing Financial	1,990	25,870
GFI Group	3,820	17,534
Goldman Sachs Group	1,260	167,693
@Harleysville Group	885	27,585
Home Bancshares	1,490	35,224
Home Properties	735	44,747
Host Hotels & Resorts	4,200	71,190
@Independent Bank	885	23,231
†IntercontinentalExchange	4,675	583,020
JPMorgan Chase	5,160	211,250
LaSalle Hotel Properties	1,555	40,959
Marsh & McLennan	11,800	368,042
Park National	520	34,247
†Piper Jaffray	660	19,015
Primerica	1,375	30,209
†ProAssurance	445	31,150
Prosperity Bancshares	980	42,944
Prudential Financial	1,860	118,277
Sabra Healthcare REIT	1,735	28,992
Sovran Self Storage	925	37,925
Susquehanna Bancshares	2,300	18,400
†Texas Capital Bancshares	995	25,701
Travelers	7,590	443,105
Trustmark	1,595	37,339
Webster Financial	1,070	22,491
Wells Fargo	6,890	193,333
		4,783,141
Healthcare – 5.81%
Abbott Laboratories	2,250	118,395
†Acorda Therapeutics	900	29,079
†Air Methods	610	45,591
†Align Technology	1,885	42,978
†Alkermes	2,635	49,011
Allergan	7,550	628,537
†Amgen	1,730	100,946
†AMN Healthcare Services	4,440	36,941
Baxter International	6,400	382,016
Cardinal Health	8,400	381,528
†Catalyst Health Solutions	700	39,074
†Celgene	1,280	77,210
†Conmed	1,045	29,762
†CryoLife	2,905	16,268
†Express Scripts	2,350	126,853
†Gen-Probe	330	22,820
†Gilead Sciences	2,200	91,102
†Haemonetics	520	33,472
Incyte	1,630	30,872
Johnson & Johnson	6,440	428,389
†Medco Health Solutions	10,800	610,415
Merck	16,290	574,874
†Merit Medical Systems	2,333	41,924
†ONYX Pharmaceuticals	1,150	40,595
Perrigo	3,200	281,184
Pfizer	30,209	622,294

Quest Diagnostics	6,400	378,240
†Quidel	2,000	30,300
†SonoSite	1,075	37,808
†Spectrum Pharmaceuticals	1,805	16,723
†Sun Healthcare Group	3,100	24,862
#Synthes 144A	285	50,133
Thermo Fisher Scientific	1,880	121,053
UnitedHealth Group	3,650	188,267
†Vertex Pharmaceuticals	920	47,831
West Pharmaceutical Services	810	35,446
		5,812,793
Industrials – 3.74%
AAON	1,593	34,780
Acuity Brands	610	34,026
Applied Industrial Technologies	1,255	44,691
Barnes Group	1,480	36,719
†Castle (A.M.)	1,515	25,164
Caterpillar	990	105,395
†Chart Industries	490	26,450
†Columbus McKinnon	1,730	31,071
†CRA International	725	19,640
Cummins	840	86,932
Deere	1,260	103,887
Ducommun	1,315	27,050
ESCO Technologies	805	29,624
†Esterline Technologies	680	51,952
Expeditors International Washington	7,100	363,449
Fluor	1,270	82,118
General Electric	4,240	79,966
†Gibraltar Industries	3,110	35,205
Granite Construction	700	17,171
Honeywell International	2,270	135,269
†Hub Group Class A	1,340	50,464
†Kadant	1,260	39,703
†Kforce	2,350	30,738
Koppers Holdings	1,020	38,689
Lockheed Martin	880	71,254
Manpower	1,140	61,161
McGrath RentCorp	655	18,392
†MYR Group	1,560	36,504
Norfolk Southern	1,630	122,136
Northrop Grumman	5,900	409,165
Raytheon	7,400	368,890
Republic Services	1,580	48,743
Rockwell Collins	1,300	80,197
Roper Industries	630	52,479
†Tetra Tech	1,105	24,863
†Titan Machinery	1,300	37,414
Towers Watson Class A	1,360	89,366
Tutor Perini	1,020	19,564
Union Pacific	900	93,960
United Stationers	1,375	48,716
United Technologies	2,180	192,952
†URS	1,300	58,162
US Ecology	1,440	24,624
Waste Management	9,300	346,611
		3,735,306
Information Technology – 10.14%
Adobe Systems	12,600	396,270
Adtran	990	38,323
†Amkor Technology	5,325	32,855
Anixter International	625	40,838
†Apple	3,620	1,215,125
†Applied Micro Circuits	3,005	26,624
Cisco Systems	26,130	407,889
†EMC	6,060	166,953
Expedia	3,520	102,045
†FARO Technologies	615	26,937
†Google Class A	1,395	706,400
Intel	22,760	504,362
International Business Machines	490	84,060
†Intuit	8,800	456,368
†IXYS	2,205	33,031
†j2 Global Communications	1,315	37,122
†KEYW Holding	1,990	24,656
†Liquidity Services	1,345	31,755
†LogMeln	970	37,413
MasterCard Class A	2,175	655,415
†MEMC Electronic Materials	6,100	52,033
Microsoft	9,680	251,680
†Motorola Solutions	7,871	362,381
†NetApp	1,980	104,504

†NETGEAR	705	30,823
†Nuance Communications	2,060	44,228
ON Semiconductor	6,770	70,882
Oracle	1,240	40,808
†priceline.com	1,200	614,316
†Progress Software	1,432	34,554
QUALCOMM	15,880	901,825
Quality Systems	430	37,539
†QuinStreet	2,045	26,544
†Radiant Systems	1,625	33,963
†Rofin-Sinar Technologies	1,095	37,394
†RPX	215	6,026
†Semtech	1,085	29,664
†SolarWinds	795	20,781
†SS&C Technologies Holdings	2,000	39,740
†SuccessFactors	475	13,965
†Synaptics	1,135	29,215
Syntel	295	17,440
†TeleTech Holdings	1,900	40,052
†Teradata	6,100	367,220
†ValueClick	1,605	26,643
VeriSign	11,800	394,828
†ViaSat	675	29,207
Visa Class A	8,100	682,506
†Vocus	1,380	42,242
Xerox	36,100	375,801
†Yahoo	23,530	353,891
		10,137,136
Materials – 0.94%
Boise	2,090	16,281
Celanese Class A	2,760	147,136
Cliffs Natural Resources	870	80,432
Dow Chemical	3,080	110,880
duPont (E.I.) deNemours	6,700	362,135
Eastman Chemical	590	60,221
†Ferro	2,550	34,272
†KapStone Paper & Packaging	1,480	24,524
†Owens-Illinois	2,210	57,040
Schulman (A.)	635	15,996
Silgan Holdings	865	35,439
		944,356
Telecommunications – 2.38%
Alaska Communications Systems Group	2,245	19,913
AT&T	19,630	616,578
Atlantic Tele-Network	520	19,947
†Crown Castle International	13,800	562,902
†Knology	2,185	32,447
†NII Holdings	8,700	368,706
NTELOS Holdings	1,500	30,630
Plantronics	900	32,877
†Polycom	4,700	302,210
†RigNet	1,500	25,500
Verizon Communications	9,800	364,854
		2,376,564
Utilities – 1.01%
AGL Resources	1,510	61,472
Cleco	950	33,108
Edison International	9,400	364,250
MDU Resources Group	2,570	57,825
NorthWestern	670	22,184
OGE Energy	1,140	57,365
Progress Energy	7,600	364,875
UIL Holdings	695	22,483
UNITIL	935	24,591
		1,008,153
Total U.S. Markets (cost $32,596,106)		40,666,334

§Developed Markets – 25.44%
Consumer Discretionary – 3.77%
Bayerische Motoren Werke	3,954	394,815
BIC	470	45,401
Christian Dior	220	34,569
Cie Financiere Richemont Class A	950	62,253
City Developments	4,000	33,964
Crown	4,350	41,812
Don Quijote	5,000	173,859
Heenes & Mauritz Class B	1,410	48,613
Honda Motor	2,900	111,714
Husqvarna Class B	5,200	34,450
Jupiter Telecommunications	37	41,390
LVMH Moet Hennessy Louis Vuitton	290	52,109
Marubeni	7,000	46,515

McDonald's Holdings Japan	1,900	48,303
Metropole Television	1,400	32,406
Nintendo	300	56,329
Panasonic	2,000	24,455
Pirelli & C	3,780	40,873
PPR	1,179	209,972
Promotora de Informaciones ADR	8,300	83,000
Publicis Groupe	4,495	250,912
Secom	1,100	52,735
†Shimano	900	49,507
Sky City Entertainment Group	16,400	49,297
Sodexo	630	49,347
Sony	1,300	34,297
Sumitomo Electric Industries	3,100	45,210
Sumitomo Rubber Industries	4,268	51,641
Suzuki Motor	2,000	45,077
Swatch Group	365	32,815
Swatch Group Bearer Shares	85	42,898
Techtronic Industries	191,000	228,797
Toyota Motor	10,886	448,221
Vivendi	13,775	383,924
Whitbread	1,460	37,853
Yamada Denki	616	50,185
Yue Yuen Industrial Holdings	95,500	303,784
		3,773,302
Consumer Staples – 3.16%
Anheuser-Busch InBev	1,650	95,755
Aryzta	7,922	425,449
British American Tobacco	2,800	122,781
Carlsberg Class B	490	53,352
Carrefour	590	24,253
China Mengniu Dairy	16,000	54,030
Coca Cola Hellenic Bottling	1,050	28,202
Coca-Cola Amatil	14,597	179,087
Danone	700	52,254
Diageo	5,043	103,171
Golden Agri-Resources	64,000	35,555
Greggs	35,076	298,048
Imperial Tobacco Group	2,050	68,247
Jeronimo Martins	2,640	50,699
Kao	2,100	55,211
Kerry Group Class A	1,050	43,256
Koninklijke Ahold	4,500	60,500
L'Oreal	560	72,668
Metro	2,740	165,917
Nestle	3,430	213,431
Parmalat	122,793	461,877
Reckitt Benckiser Group	1,380	76,218
SABMiller	2,750	100,373
Tesco	11,100	71,715
Unilever	1,330	42,912
Unilever CVA	1,920	63,011
Wesfarmers	1,250	42,836
Woolworths	3,200	95,469
		3,156,277
Energy – 1.10%
Aggreko	1,500	46,472
AMEC	2,460	42,984
BG Group	5,330	121,019
Enel Green Power	19,300	53,227
Fugro CVA	680	48,975
Nabors Industries	2,090	51,498
Neste Oil	1,850	29,020
Noble	1,990	78,426
Repsol	1,830	63,470
Santos	4,050	59,046
Technip	520	55,736
Total	6,550	378,651
Woodside Petroleum	1,510	66,611
		1,095,135
Financials – 3.32%
†AIA Group	19,000	66,139
Alterra Capital Holdings	1,290	28,767
AXA	20,143	457,219
Banco Santander	18,407	212,037
Commerzbank	59,749	257,332
Credit Agricole	3,030	45,518
Daito Trust Construction	600	50,934
Danske Bank	2,080	38,496
=†#Etalon Group GDR 144A	6,500	44,785
Hong Kong Exchanges & Clearing	2,100	44,219
HSBC Holdings	25,800	255,792

†IMMOFINANZ	9,050	38,584
†Lloyds Banking Group	75,000	58,936
Man Group	12,090	45,986
Mitsubishi UFJ Financial Group	67,014	326,541
Nordea Bank	29,673	318,655
Schroders	1,570	38,979
Sony Financial Holdings	2,400	43,386
Standard Chartered	15,925	418,299
Sun Hung Kai Properties	4,000	58,470
Tokio Marine Holdings	2,600	72,776
†UBS	5,280	96,352
UniCredit	121,170	256,465
Wing Hang Bank	4,000	43,892
		3,318,559
Healthcare – 2.18%
Fresenius	475	49,577
Getinge Class B	1,850	49,744
†ICON ADR	1,355	31,924
Meda Class A	43,082	469,241
Miraca Holdings	1,000	40,512
Novartis	6,298	385,963
Novo Nordisk ADR	3,275	410,292
Novo Nordisk Class B	620	77,672
Roche Holding	975	163,226
Sanofi	4,782	384,641
Santen Pharmaceutical	1,100	44,588
Shire	2,150	67,221
		2,174,601
Industrials – 5.42%
ABB	4,360	113,276
Aker Solutions	1,890	37,781
Alfa Laval	2,300	49,597
Alstom	6,440	396,643
Asahi Glass	31,000	362,726
Assa Abloy Class B	1,680	45,151
†Box Ships	1,130	11,164
Brother Industries	3,100	45,849
Central Japan Railway	7	55,022
Cie de Saint-Gobain	7,194	466,269
Deutsche Post	27,450	527,681
FANUC	200	33,440
Finmeccanica	21,628	261,674
Fraport	530	42,582
Hochtief	425	35,511
IHI	17,000	43,922
ITOCHU	37,873	393,863
Johnson Matthey	1,480	46,735
Keppel	5,935	53,698
Komatsu	2,200	68,682
Koninklijke Philips Electronics	13,562	348,520
Kurita Water Industries	1,300	38,778
Legrand	1,150	48,403
Mitsubishi Heavy Industries	10,000	47,016
Mitsui Engineer & Shipbuilding	20,800	45,413
†Qantas Airways	18,200	36,106
Rolls-Royce Holdings	7,450	77,149
=†Rolls-Royce Holdings Class C	662,400	1,063
Schneider Electric	430	71,793
SembCorp Industries	10,000	40,722
Siemens	950	130,541
Sika	18	43,448
Singapore Airlines	31,688	366,764
Teleperformance	13,273	390,551
@†Tianjin Development Holdings	26,000	16,379
Tokyu	10,000	41,569
Vallourec	3,355	408,999
Volvo Class B	4,580	80,171
Wartsila	1,175	39,730
Wolseley	1,780	58,100
		5,422,481
Information Technology – 1.57%
Accenture Class A	2,260	136,549
Amadeus IT Holding	2,525	52,481
ASM Pacific Technology	2,850	39,187
Canon	2,200	104,633
†CGI Group Class A	35,468	875,667
Computershare	4,280	40,879
Infineon Technologies	4,900	55,054
InterXion Holding	990	14,989
Kyocera	600	61,083
Nippon Electric Glass	3,000	38,489
SAP	1,590	96,392
Yahoo Japan	150	51,615
		1,567,018

Materials – 3.26%
Agrium	950	83,372
Air Liquide	375	53,720
Anglo American	1,780	88,274
Anglo American ADR	1,500	37,176
Antofagasta	1,740	38,937
ArcelorMittal	5,739	199,568
Bayer	850	68,264
BHP Billiton	3,630	142,632
BHP Billiton Limited	5,250	248,097
JFE Holdings	1,000	27,498
Kansai Paint	6,000	54,660
Kazakhmys	2,580	57,189
Lafarge	5,440	346,610
Lanxess	610	50,034
Lonza Group	520	40,736
Newcrest Mining	1,630	66,041
Nitto Denko	1,000	50,805
Rexam	66,701	410,059
Rio Tinto	6,908	498,781
Rio Tinto Limited	590	52,805
Sumitomo Metal Mining	3,000	49,282
Syngenta	172	58,124
Syngenta ADR	5,900	398,604
Wacker Chemie	185	39,957
Xstrata	4,400	96,909
		3,258,134
Telecommunications – 1.11%
China Mobile ADR	3,500	163,730
China Unicom Hong Kong ADR	8,017	162,505
Softbank	1,900	71,948
Tele2 Class B	1,790	35,328
Telefonica	15,253	372,510
Vodafone Group	76,503	202,852
Vodafone Group ADR	3,920	104,742
		1,113,615
Utilities – 0.55%
Centrica	15,070	78,248
Enagas	1,930	46,730
National Grid	36,577	360,060
Shikoku Electric Power	1,000	22,706
Suez Enviornnement	2,150	42,843
		550,587
Total Developed Markets (cost $21,993,613)		25,429,709

XEmerging Markets – 11.34%
Consumer Discretionary – 0.55%
Arcos Dorados Holdings Class A	200	4,218
Grupo Televisa ADR	6,200	152,520
Hyundai Department Store	942	153,472
†Leoch International Technology	4,000	1,609
Magazine Luiza	1,500	15,395
Mahindra & Mahindra	3,061	48,265
Santos Brasil Participacoes	3,900	70,035
Turk Sise ve Cam Fabrikalari	22,720	49,693
Wal-Mart de Mexico Series V	14,687	43,586
†Xueda Education Group ADR	1,900	15,200
		553,993
Consumer Staples – 0.76%
Brazil Foods ADR	4,100	71,053
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,200	56,340
@Cresud ADR	3,980	64,635
Fomento Economico Mexicano ADR	775	51,530
KT&G	2,749	171,072
@Lotte Chilsung Beverage	125	154,774
@Lotte Confectionery	57	90,869
Tingyi Cayman Islands Holding	10,245	31,717
Tsingtao Brewery	7,202	41,730
@United Spirits	977	21,508
		755,228
Energy – 2.01%
China Petroleum & Chemical ADR	125	12,680
CNOOC	144,000	339,173
CNOOC ADR	200	47,186
Gazprom ADR	11,200	163,497
LUKOIL ADR	1,100	70,125
Oil India	2,096	60,950
PetroChina ADR	525	76,666
Petroleo Brasileiro SA ADR	11,475	388,543
Petroleo Brasileiro SP ADR	10,700	328,276

Polski Koncern Naftowy Orlen	2,653	50,078
PTT	6,346	69,237
PTT Exploration & Production	3,917	21,814
#Reliance Industries GDR 144A	3,086	123,966
†Rosneft Oil GDR	12,100	102,007
Sasol ADR	1,600	84,624
Tambang Batubara Bukit Asam	28,500	69,286
		2,008,108
Financials – 2.27%
ABSA Group	2,022	40,332
Banco Bradesco ADR	2,729	55,912
Banco Santander Brasil ADR	8,000	93,680
Bangkok Bank	12,366	63,860
Bank of China	126,500	61,916
BR Malls Participacoes	600	6,754
Cathay Financial Holding	30,050	46,515
China Construction Bank	97,933	81,527
Credicorp	500	43,050
Cyrela Brazil Realty	4,941	47,229
Fubon Financial Holding	48,897	75,166
Grupo Financiero Banorte	12,800	58,111
Hong Leong Bank	6,100	27,052
ICICI Bank ADR	1,300	64,090
Industrial & Commercial Bank of China	113,600	86,647
@IRSA Inversiones y Representaciones ADR	1,800	24,768
Itau Unibanco Holding ADR	1,000	23,550
@KB Financial Group ADR	3,993	190,865
@KLCC Property Holdings	59,400	65,902
Malayan Banking	24,387	72,303
OTP Bank	3,136	102,046
Powszechna Kasa Oszczednosci Bank Polski	5,029	76,959
Powszechny Zaklad Ubezpieczen	706	96,492
Samsung Life Insurance	1,470	131,228
Sberbank	56,016	206,139
Standard Bank Group	9,395	138,935
State Bank of India	382	20,631
Turkiye Is Bankasi Class C	13,763	42,241
†UEM Land Holdings	118,814	110,878
VTB Bank GDR	18,500	114,239
		2,269,017
Healthcare – 0.43%
†Hypermarcas	5,300	49,914
Teva Pharmaceutical Industries ADR	7,800	376,116
		426,030
Industrials – 0.32%
All America Latina Logistica	6,497	54,818
†Empresas ADR	5,600	51,632
Gol Linhas Aereas Inteligentes ADR	3,300	40,095
Siam Cement NVDR	3,900	44,978
Torunlar Gayrimenkul Yatirim Ortakligi	9,023	34,393
Ultratech Cement	2,050	42,801
United Tractors	18,452	53,721
		322,438
Information Technology – 2.19%
Alibaba.com	18,000	28,793
B2W Cia Global Do Varejo	4,149	50,743
†Check Point Software Technologies	2,580	146,673
†Ctrip.com International ADR	7,900	340,332
†Foxconn International Holdings	62,000	27,355
Hon Hai Precision Industry	50,320	172,790
HTC	15,800	532,826
LG Display ADR	2,400	33,720
LG Electronics	974	75,990
MediaTek	1,002	10,886
†MStar Semiconductor	3,000	17,177
Samsung Electronics	297	230,978
†Shanda Interactive Entertainment ADR	2,200	85,382
†Sina	1,200	124,920
†Sohu.com	1,000	72,270
Taiwan Semiconductor Manufacturing	43,074	108,275
Taiwan Semiconductor Manufacturing ADR	4,500	56,745
United Microelectronics	160,000	79,492
		2,195,347
Materials – 1.46%
Anglo American Platinum	800	74,443
ArcelorMittal South Africa	5,695	66,634
Braskem ADR	2,900	84,332
Cemex ADR	16,008	137,669
Cia de Minas Buenaventura ADR	2,100	79,758
Fibria Celulose ADR	5,597	73,824
@Gerdau	7,000	63,502
Gerdau ADR	5,100	53,652

Impala Platinum Holdings		1,658	44,740
Israel Chemicals		7,580	120,963
=†Jastrzebska Spolka Weglowa		1,300	64,454
KCC		345	108,428
MMC Norilsk Nickel ADR		3,385	88,700
†Petronas Chemicals Group		27,100	63,739
POSCO ADR		550	59,741
@Steel Authority of India		1,719	5,310
Vale ADR		8,350	266,783
			1,456,672
Telecommunications – 1.14%
America Movil ADR		850	45,798
China Telecom		48,000	31,336
Chunghwa Telecom ADR		2,800	96,740
KT ADR		5,300	103,032
LG Uplus		9,004	48,898
Mobile Telesystems ADR		13,400	254,868
MTN Group		2,386	50,831
SK Telecom ADR		9,500	177,650
Telecomunicacoes de Sao Paulo ADR		2,480	73,656
†Turkcell Iletisim Hizmet ADR		7,650	103,658
Vodacom Group		12,432	154,606
			1,141,073
Utilities – 0.21%
Centrais Eletricas Brasileiras ADR		4,500	60,750
@†Enel OGK–5 OJSC GDR		100	421
@Huaneng Power International ADR		1,650	35,178
Light		2,500	47,136
Polska Grupa Energetyczna		7,873	68,852
			212,337
Total Emerging Markets (cost $9,680,001)			11,340,243
Total Common Stock (cost $64,269,720)			77,436,286

Convertible Preferred Stock – 0.06%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		200	13,184
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		112	5,852
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		11	11,030
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49		8	10,100
Healthsouth 6.50% exercise price $30.50, expiration date 12/31/49		11	12,378
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		50	7,860
Total Convertible Preferred Stock (cost $58,452)			60,404

Exchange-Traded Fund – 0.00%
iShares MSCI EAFE Growth Index		10	631
Total Exchange-Traded Fund (cost $607)			631

		Principal
		Amount°

Agency Collateralized Mortgage Obligations – 0.35%
Fannie Mae REMICs
Series 2003-26 AT 5.00% 11/25/32	USD	45,000	48,112
Series 2003-32 PH 5.50% 3/25/32		37,098	39,453
Series 2010-29 PA 4.50% 10/25/38		84,686	89,969
Series 2010-41 PN 4.50% 4/25/40		20,000	20,079
Freddie Mac REMICs Series 2512 PG 5.50% 10/15/22		75,000	82,885
GNMA Series 2010-113 KE 4.50% 9/20/40		50,000	50,868
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		20,000	19,963
Total Agency Collateralized Mortgage Obligations (cost $341,822)			351,329

Agency Mortgage-Backed Securities – 2.42%
Fannie Mae S.F. 15 yr
4.00% 7/1/25		37,686	39,336
4.00% 8/1/25		48,503	50,627
4.00% 11/1/25		52,611	55,047
5.50% 7/1/22		23,469	25,473
Fannie Mae S.F. 15 yr TBA 4.50% 7/1/26		210,000	222,600
Fannie Mae S.F. 20 yr 5.50% 8/1/28		23,329	25,316
Fannie Mae S.F. 30 yr
5.00% 12/1/36		142,424	152,060
5.00% 7/1/40		153,349	163,246
6.50% 2/1/36		10,359	11,753
Fannie Mae S.F. 30 yr TBA
4.00% 7/1/41		215,000	215,000
5.50% 7/1/41		190,000	205,438
6.00% 7/1/41		1,070,000	1,175,329
6.50% 7/1/41		65,000	73,592
Total Agency Mortgage-Backed Securities (cost $2,403,597)			2,414,817

Commercial Mortgage-Backed Securities – 0.92%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		25,000	26,905
BAML Commercial Mortgage Securities
•Series 2004-3 A5 5.536% 6/10/39		96,714	104,488
•Series 2005-1 A5 5.163% 11/10/42		10,000	10,889
Series 2006-4 A4 5.634% 7/10/46		110,000	120,358

Bear Stearns Commercial Mortgage Securities
•Series 2004-PWR4 A3 5.468% 6/11/41	40,000	43,555
•Series 2005-PW10 A4 5.405% 12/11/40	25,000	27,254
•Series 2006-PW12 A4 5.72% 9/11/38	40,000	44,050
Series 2007-PW15 A4 5.331% 2/11/44	25,000	26,405
wCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	15,000	16,240
#Series 2010-C1 A1 144A 3.156% 7/10/46	19,751	19,892
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38	100,000	105,001
•Series 2004-GG2 A6 5.396% 8/10/38	45,000	48,674
Series 2005-GG4 A4 4.761% 7/10/39	15,000	15,807
Series 2005-GG4 A4A 4.751% 7/10/39	20,000	21,319
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.205% 12/15/44	15,000	16,369
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	25,000	26,365
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41	160,000	173,184
Series 2007-T27 A4 5.641% 6/11/42	40,000	44,284
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	30,000	29,510
Total Commercial Mortgage-Backed Securities (cost $842,818)		920,549

Convertible Bonds – 0.50%
Aerospace & Defense – 0.02%
AAR 1.75% exercise price $29.43, expiration date 1/1/26	12,000	13,230
L-3 Communications Holdings 3.00% exercise price $97.79, expiration date 8/1/35	8,000	8,190
		21,420
Automobiles & Automotive Parts – 0.01%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	15,000	14,400
		14,400
Banking, Finance & Insurance – 0.02%
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	8,000	8,440
Jefferies Group 3.875% exercise price $38.49, expiration date 11/1/29	13,000	13,065
		21,505
Capital Goods – 0.02%
#Altra Holdings 144A 2.75% exercise price $27.70, expiration date 2/27/31	6,000	6,518
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	6,000	8,287
		14,805
Computers & Technology – 0.04%
Equinix 4.75% exercise price $84.32, expiration date 6/15/16	12,000	17,009
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	10,000	10,088
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	11,000	11,688
		38,785
Electronics & Electrical Equipment – 0.06%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	14,000	14,263
Intel 2.95% exercise price $30.36, expiration date 12/15/35	10,000	10,388
Linear Technology 3.00% exercise price $44.11, expiration date 5/1/27	23,000	24,465
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	6,000	8,160
		57,276
Energy – 0.03%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	11,000	10,024
Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41	5,000	6,138
Transocean 1.50% exercise price $166.65, expiration date 12/15/37	18,000	17,917
		34,079
Healthcare & Pharmaceuticals – 0.08%
Alere 3.00% exercise price $43.98, expiration date 5/15/16	7,000	7,656
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	15,000	15,131
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	9,000	9,934
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	20,000	19,500
Medtronic 1.625% exercise price $54.00, expiration date 4/15/13	9,000	9,248
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	5,000	9,856
NuVasive 2.75% exercise price $42.13, expiration date 7/1/17	9,000	9,146
		80,471
Leisure, Lodging & Entertainment – 0.04%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	9,000	11,475
#Home Inns & Hotels Management 144A 2.00% exercise price $49.37, expiration date 12/15/15	4,000	3,940
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	25,000	23,625
		39,040
Packaging & Containers – 0.02%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	19,000	18,810
		18,810
Real Estate – 0.06%
#Digital Realty Trust 144A 5.50% exercise price $41.83, expiration date 4/15/29	6,000	9,101
Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29	15,000	16,894
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/11/30	10,000	13,813
National Retail Properties 5.125% exercise price $25.40, expiration date 6/15/28	14,000	15,610
		55,418
Retail – 0.00%
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	2,000	1,995
		1,995

Telecommunications – 0.10%
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	11,000	10,973
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	15,000	14,700
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	8,000	7,140
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	18,000	17,122
Level 3 Communications 3.50% exercise price $5.46, expiration date 6/15/12	13,000	13,033
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	15,000	15,093
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	6,000	8,445
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	13,000	15,064
		101,570
Total Convertible Bonds (cost $453,351)		499,574

Corporate Bonds – 10.57%
Banking – 1.32%
Abbey National Treasury Services 4.00% 4/27/16	25,000	24,835
BB&T 5.25% 11/1/19	110,000	116,110
•BB&T Capital Trust IV 6.82% 6/12/57	15,000	15,244
Capital One Capital V 10.25% 8/15/39	43,000	45,849
City National 5.25% 9/15/20	30,000	30,740
Fifth Third Bancorp 3.625% 1/25/16	85,000	85,828
•Fifth Third Capital Trust IV 6.50% 4/15/37	20,000	19,800
•#HBOS Capital Funding 144A 6.071% 6/30/49	20,000	17,400
JPMorgan Chase
3.15% 7/5/16	150,000	151,090
4.40% 7/22/20	80,000	78,518
JPMorgan Chase Capital XXV 6.80% 10/1/37	50,000	49,606
KeyCorp 5.10% 3/24/21	95,000	96,941
PNC Funding
5.125% 2/8/20	135,000	144,796
5.25% 11/15/15	20,000	21,814
5.625% 2/1/17	52,000	57,327
•SunTrust Capital VIII 6.10% 12/15/36	55,000	54,072
SVB Financial Group 5.375% 9/15/20	50,000	50,331
US Bancorp 4.125% 5/24/21	25,000	24,905
•USB Capital IX 3.50% 10/29/49	65,000	53,806
Wachovia
•0.648% 10/15/16	20,000	19,213
5.25% 8/1/14	10,000	10,726
5.625% 10/15/16	45,000	48,907
Wells Fargo 4.60% 4/1/21	35,000	35,263
•Wells Fargo Capital XIII 7.70% 12/29/49	45,000	46,125
Zions Bancorporation 7.75% 9/23/14	20,000	21,945
		1,321,191
Basic Industry – 0.84%
AK Steel 7.625% 5/15/20	20,000	20,600
Alcoa
5.40% 4/15/21	5,000	5,025
6.75% 7/15/18	55,000	60,912
#Algoma Acquisition 144A 9.875% 6/15/15	15,000	14,025
ArcelorMittal
5.50% 3/1/21	30,000	30,103
9.85% 6/1/19	60,000	76,173
#Barrick North America Finance 144A
4.40% 5/30/21	40,000	39,894
5.70% 5/30/41	15,000	14,613
Century Aluminum 8.00% 5/15/14	22,000	22,853
CF Industries 7.125% 5/1/20	32,000	37,320
Compass Minerals International 8.00% 6/1/19	15,000	16,463
Dow Chemical
4.25% 11/15/20	49,000	48,004
8.55% 5/15/19	78,000	100,727
duPont (E.I.) deNemours 3.625% 1/15/21	45,000	43,768
Georgia-Pacific
8.00% 1/15/24	35,000	41,650
#144A 5.40% 11/1/20	40,000	40,840
Hexion U.S. Nova Scotia 8.875% 2/1/18	18,000	18,810
International Paper 9.375% 5/15/19	45,000	57,550
#MacDermid 144A 9.50% 4/15/17	7,000	7,315
Momentive Performance Materials 11.50% 12/1/16	25,000	26,750
#Nalco 144A 6.625% 1/15/19	10,000	10,300
Novelis 8.75% 12/15/20	20,000	21,700
Reliance Steel & Aluminum 6.85% 11/15/36	9,000	8,973
Ryerson
•7.648% 11/1/14	3,000	2,970
12.00% 11/1/15	19,000	20,283
Steel Dynamics 7.75% 4/15/16	5,000	5,275
Teck Resources
6.25% 7/15/41	30,000	30,391
9.75% 5/15/14	13,000	15,746
		839,033
Brokerage – 0.17%
E Trade Financial PIK 12.50% 11/30/17	26,000	30,550
Goldman Sachs Group 5.375% 3/15/20	50,000	51,722

Jefferies Group
6.25% 1/15/36	5,000	4,677
6.45% 6/8/27	30,000	30,085
Lazard Group 6.85% 6/15/17	45,000	49,689
		166,723
Capital Goods – 0.22%
Anixter 10.00% 3/15/14	3,000	3,428
Berry Plastics 9.75% 1/15/21	20,000	19,450
Case New Holland 7.75% 9/1/13	12,000	13,050
Casella Waste Systems 11.00% 7/15/14	4,000	4,470
Graham Packaging 8.25% 10/1/18	5,000	5,588
Jabil Circuit 7.75% 7/15/16	8,000	8,900
#Nortek 144A 8.50% 4/15/21	25,000	23,250
#Plastipak Holdings 144A 10.625% 8/15/19	10,000	11,300
Ply Gem Industries 13.125% 7/15/14	30,000	31,649
Pregis 12.375% 10/15/13	19,000	18,929
RBS Global 11.75% 8/1/16	14,000	14,875
Republic Services
4.75% 5/15/23	25,000	24,880
5.25% 11/15/21	15,000	15,880
Smurfit Kappa Funding 7.75% 4/1/15	15,000	15,225
Trimas 9.75% 12/15/17	10,000	11,000
		221,874
Consumer Cyclical – 0.75%
#Allison Transmission 144A 11.00% 11/1/15	22,000	23,540
American Axle & Manufacturing 7.875% 3/1/17	29,000	29,145
#Ameristar Casinos 144A 7.50% 4/15/21	20,000	20,725
ArvinMeritor 8.125% 9/15/15	28,000	29,330
#Beazer Homes USA 144A 9.125% 5/15/19	10,000	8,650
CKE Restaurants 11.375% 7/15/18	18,000	19,755
CVS Caremark 5.75% 5/15/41	45,000	44,402
Dave & Buster's 11.00% 6/1/18	5,000	5,375
#Delphi 144A 6.125% 5/15/21	20,000	19,850
#Dunkin Finance 144A 9.625% 12/1/18	11,000	11,151
#Equinox Holdings 144A 9.50% 2/1/16	3,000	3,165
Family Dollar Stores 5.00% 2/1/21	15,000	14,738
Ford Motor 7.45% 7/16/31	44,000	50,099
Goodyear Tire & Rubber 8.25% 8/15/20	15,000	16,275
Hanesbrands 6.375% 12/15/20	40,000	39,000
Harrah's Operating 10.00% 12/15/18	49,000	44,467
K Hovnanian Enterprises 10.625% 10/15/16	14,000	14,035
M/I Homes 8.625% 11/15/18	15,000	14,831
Macy's Retail Holdings 5.90% 12/1/16	23,000	25,934
#Marina District Finance 144A 9.875% 8/15/18	10,000	10,425
MGM MIRAGE 11.375% 3/1/18	52,000	58,629
Mobile Mini 6.875% 5/1/15	5,000	5,113
Mohawk Industries 6.125% 1/15/16	9,000	9,833
New Albertsons 7.25% 5/1/13	7,000	7,193
Norcraft Finance
10.50% 12/15/15	5,000	5,100
#144A 10.50% 12/15/15	20,000	20,400
OSI Restaurant Partners 10.00% 6/15/15	12,000	12,660
#Pinafore 144A 9.00% 10/1/18	20,000	21,650
Pinnacle Entertainment 8.75% 5/15/20	28,000	29,470
Royal Caribbean Cruises 7.00% 6/15/13	7,000	7,508
Ryland Group 8.40% 5/15/17	12,000	13,110
Sally Holdings 10.50% 11/15/16	18,000	19,305
#Sealy Mattress 144A 10.875% 4/15/16	8,000	8,920
Standard Pacific 10.75% 9/15/16	15,000	17,063
Whirlpool 4.85% 6/15/21	35,000	34,688
Wyndham Worldwide
5.625% 3/1/21	20,000	19,987
5.75% 2/1/18	10,000	10,340
Wynn Las Vegas 7.75% 8/15/20	5,000	5,456
		751,317
Consumer Non-Cyclical – 1.16%
Accellent 8.375% 2/1/17	10,000	10,388
Amgen 3.45% 10/1/20	70,000	66,875
Anheuser-Busch Inbev Worldwide 5.375% 11/15/14	50,000	55,880
Bio-Rad Laboratories
4.875% 12/15/20	40,000	40,877
8.00% 9/15/16	9,000	10,035
#Blue Merger Sub 144A 7.625% 2/15/19	20,000	20,300
#Bumble Bee Acquisition 144A 9.00% 12/15/17	30,000	30,300
CareFusion 6.375% 8/1/19	85,000	96,092
Celgene
2.45% 10/15/15	15,000	14,925
3.95% 10/15/20	65,000	62,866
Covidien International Finance 4.20% 6/15/20	80,000	81,655
Delhaize Group
5.70% 10/1/40	18,000	16,804
6.50% 6/15/17	10,000	11,543
#DJO Finance 144A 9.75% 10/15/17	5,000	5,100

#Dole Food 144A 8.00% 10/1/16	9,000	9,473
Express Scripts 3.125% 5/15/16	40,000	40,292
Hospira 6.40% 5/15/15	55,000	62,544
Ingles Markets 8.875% 5/15/17	12,000	12,900
International CCE 3.50% 9/15/20	75,000	71,951
Jarden 6.125% 11/15/22	15,000	14,944
Kraft Foods 6.125% 8/23/18	40,000	45,940
LVB Acquisition
11.625% 10/15/17	10,000	11,125
PIK 10.375% 10/15/17	10,000	11,075
McKesson 4.75% 3/1/21	35,000	36,389
Medco Health Solutions
4.125% 9/15/20	45,000	43,466
7.125% 3/15/18	35,000	40,953
Merck 3.875% 1/15/21	30,000	29,839
#Mylan 144A 6.00% 11/15/18	20,000	20,425
#NBTY 144A 9.00% 10/1/18	25,000	26,500
#Scotts Miracle-Gro 144A 6.625% 12/15/20	10,000	10,275
Smithfield Foods 10.00% 7/15/14	5,000	5,825
Tops Markets 10.125% 10/15/15	7,000	7,464
Tyson Foods 10.50% 3/1/14	14,000	16,695
#Viskase 144A 9.875% 1/15/18	21,000	21,998
#Woolworths 144A 4.55% 4/12/21	30,000	30,203
Yankee Acquisition 9.75% 2/15/17	17,000	17,978
Zimmer Holdings 4.625% 11/30/19	45,000	47,369
		1,159,263
Energy – 1.65%
AmeriGas Partners 7.125% 5/20/16	15,000	15,525
Antero Resources Finance 9.375% 12/1/17	7,000	7,560
Berry Petroleum 10.25% 6/1/14	8,000	9,180
Chesapeake Energy
6.125% 2/15/21	5,000	5,069
6.50% 8/15/17	11,000	11,688
Complete Production Service 8.00% 12/15/16	21,000	22,050
Comstock Resources 7.75% 4/1/19	5,000	5,044
Copano Energy 7.75% 6/1/18	12,000	12,420
Ecopetrol 7.625% 7/23/19	41,000	49,303
El Paso
6.875% 6/15/14	9,000	10,102
7.00% 6/15/17	7,000	7,955
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	5,000	5,009
El Paso Pipeline Partners Operating 6.50% 4/1/20	20,000	22,489
•Enbridge Energy Partners 8.05% 10/1/37	40,000	43,451
Energy Transfer Partners
4.65% 6/1/21	65,000	63,716
9.70% 3/15/19	55,000	70,386
#ENI 144A 4.15% 10/1/20	100,000	95,240
Enterprise Products Operating
•7.034% 1/15/68	55,000	57,894
9.75% 1/31/14	65,000	77,641
Forest Oil 7.25% 6/15/19	15,000	15,375
Headwaters 7.625% 4/1/19	25,000	22,875
#Helix Energy Solutions 144A 9.50% 1/15/16	25,000	25,875
#Hercules Offshore 144A 10.50% 10/15/17	19,000	19,950
#Hilcorp Energy Finance I 144A
7.625% 4/15/21	10,000	10,500
7.75% 11/1/15	9,000	9,315
Holly 9.875% 6/15/17	12,000	13,440
#Inergy Finance 144A 6.875% 8/1/21	10,000	10,013
Kinder Morgan Energy Partners 9.00% 2/1/19	65,000	83,474
Linn Energy
8.625% 4/15/20	10,000	10,900
#144A 6.50% 5/15/19	5,000	4,963
#Murray Energy 144A 10.25% 10/15/15	17,000	17,935
#NFR Energy 144A 9.75% 2/15/17	15,000	14,625
Noble Energy 8.25% 3/1/19	45,000	57,624
Pemex Project Funding Master Trust 6.625% 6/15/35	20,000	21,180
Petrobras International Finance
3.875% 1/27/16	15,000	15,350
5.375% 1/27/21	50,000	51,590
5.75% 1/20/20	25,000	26,794
5.875% 3/1/18	5,000	5,405
PetroHawk Energy 7.25% 8/15/18	25,000	25,781
Petroleum Development 12.00% 2/15/18	12,000	13,380
Plains All American Pipeline 8.75% 5/1/19	50,000	62,994
Pride International 6.875% 8/15/20	95,000	110,719
Quicksilver Resources 7.125% 4/1/16	9,000	8,910
Range Resources
5.75% 6/1/21	5,000	4,925
8.00% 5/15/19	22,000	23,980
#SandRidge Energy 144A 9.875% 5/15/16	34,000	37,485
TC Pipelines 4.65% 6/15/21	20,000	19,932

•TransCanada PipeLines 6.35% 5/15/67	75,000	75,486
Transocean 6.50% 11/15/20	85,000	95,220
Weatherford International Bermuda 9.625% 3/1/19	30,000	38,799
Williams
7.75% 6/15/31	15,000	17,555
8.75% 3/15/32	10,000	12,749
#Woodside Finance 144A
8.125% 3/1/14	60,000	69,539
8.75% 3/1/19	5,000	6,328
		1,652,687
Financials – 0.41%
#ABB Treasury Center USA 144A 4.00% 6/15/21	25,000	24,531
#ERAC USA Finance 144A 5.25% 10/1/20	40,000	42,505
FTI Consulting 7.75% 10/1/16	15,000	15,750
General Electric Capital
4.375% 9/16/20	70,000	69,327
5.30% 2/11/21	30,000	31,275
6.00% 8/7/19	99,000	109,796
International Lease Finance
6.25% 5/15/19	21,000	20,550
8.25% 12/15/20	10,000	10,825
8.75% 3/15/17	35,000	38,369
Nuveen Investments
10.50% 11/15/15	19,000	19,523
#144A 10.50% 11/15/15	25,000	25,438
		407,889
Insurance – 0.30%
•Chubb 6.375% 3/29/67	35,000	36,400
•Genworth Financial 6.15% 11/15/66	15,000	10,988
•ING Groep 5.775% 12/29/49	25,000	23,125
•#Liberty Mutual Group 144A 7.00% 3/15/37	10,000	9,566
MetLife
6.40% 12/15/36	35,000	34,300
6.817% 8/15/18	95,000	111,391
Prudential Financial
3.875% 1/14/15	10,000	10,446
4.50% 11/15/20	30,000	29,856
6.00% 12/1/17	10,000	11,238
•XL Capital 6.50% 12/31/49	25,000	23,188
		300,498
Media – 0.57%
#Affinion Group 144A 7.875% 12/15/18	20,000	18,800
#CCO Holdings 144A 7.00% 1/15/19	5,000	5,163
#Charter Communications Operating 144A 10.875% 9/15/14	25,000	27,625
#Clear Channel Communications 144A 9.00% 3/1/21	10,000	9,625
DIRECTV Holdings 5.00% 3/1/21	40,000	41,509
Discovery Communications 4.375% 6/15/21	60,000	59,530
DISH DBS
7.875% 9/1/19	12,000	13,005
#144A 6.75% 6/1/21	17,000	17,510
GXS Worldwide 9.75% 6/15/15	40,000	40,700
Historic TW 6.875% 6/15/18	40,000	46,875
Lamar Media 6.625% 8/15/15	17,000	17,328
LIN Television 6.50% 5/15/13	7,000	7,044
#NBC Universal Media 144A 4.375% 4/1/21	55,000	54,532
Nielsen Finance
11.50% 5/1/16	3,000	3,525
11.625% 2/1/14	2,000	2,345
#Sinclair Television Group 144A 9.25% 11/1/17	12,000	13,230
#Sirius XM Radio 144A 8.75% 4/1/15	20,000	22,150
Symantec 4.20% 9/15/20	25,000	24,087
Time Warner 4.75% 3/29/21	10,000	10,192
Time Warner Cable 8.25% 4/1/19	40,000	49,962
Videotron 6.375% 12/15/15	3,000	3,109
#Vivendi 144A 6.625% 4/4/18	52,000	58,906
#XM Satellite Radio 144A 13.00% 8/1/13	17,000	20,018
		566,770
Real Estate – 0.37%
Brandywine Operating Partnership 4.95% 4/15/18	30,000	30,458
Developers Diversified Realty
4.75% 4/15/18	20,000	19,743
7.50% 4/1/17	5,000	5,669
7.875% 9/1/20	30,000	34,454
9.625% 3/15/16	15,000	18,117
Digital Realty Trust
5.25% 3/15/21	20,000	19,934
5.875% 2/1/20	30,000	31,505
Health Care REIT 5.25% 1/15/22	50,000	49,907
Host Hotels & Resorts
6.00% 11/1/20	15,000	15,113
6.375% 3/15/15	10,000	10,250
#144A 5.875% 6/15/19	10,000	10,063

Regency Centers 4.80% 4/15/21	30,000	30,308
UDR 4.25% 6/1/18	15,000	14,921
Ventas Realty
4.75% 6/1/21	30,000	29,342
6.50% 6/1/16	8,000	8,273
#WEA Finance 144A 4.625% 5/10/21	40,000	38,894
		366,951
Services Non-Cyclical – 0.33%
#Brambles USA 144A
3.95% 4/1/15	40,000	41,296
5.35% 4/1/20	20,000	20,512
Community Health Systems 8.875% 7/15/15	5,000	5,163
Corrections Corporation of America 7.75% 6/1/17	20,000	21,875
Coventry Health Care 5.45% 6/15/21	30,000	30,755
#Geo Group 144A 6.625% 2/15/21	10,000	9,975
#HCA Holdings 144A 7.75% 5/15/21	30,000	31,275
HCA PIK 9.625% 11/15/16	3,000	3,199
#Highmark 144A
4.75% 5/15/21	15,000	14,914
6.125% 5/15/41	5,000	4,961
Laboratory Corporation of America Holdings 4.625% 11/15/20	10,000	10,175
#Multiplan 144A 9.875% 9/1/18	20,000	21,350
PHH 9.25% 3/1/16	40,000	43,949
Quest Diagnostics
4.70% 4/1/21	40,000	41,025
4.75% 1/30/20	5,000	5,180
Radnet Management 10.375% 4/1/18	10,000	10,275
RSC Equipment Rental 10.25% 11/15/19	14,000	15,400
		331,279
Technology – 0.31%
Amkor Technology 7.375% 5/1/18	10,000	10,213
First Data
9.875% 9/24/15	15,000	15,488
11.25% 3/31/16	20,000	19,800
Hewlett-Packard 4.30% 6/1/21	100,000	101,180
National Semiconductor 6.60% 6/15/17	55,000	64,813
#Seagate Technology International 144A 10.00% 5/1/14	25,000	29,125
SunGard Data Systems 10.25% 8/15/15	10,000	10,375
#Unisys 144A 12.75% 10/15/14	7,000	8,190
Xerox 4.50% 5/15/21	50,000	49,554
		308,738
Telecommunications – 1.20%
America Movil 5.00% 3/30/20	160,000	167,711
AT&T 4.45% 5/15/21	55,000	56,083
Avaya
9.75% 11/1/15	15,000	15,375
#144A 7.00% 4/1/19	40,000	38,900
PIK 10.125% 11/1/15	5,000	5,163
CenturyLink 6.45% 6/15/21	25,000	24,759
Citizens Communications 6.25% 1/15/13	2,000	2,098
#Clearwire Communications 144A 12.00% 12/1/15	64,000	68,794
Cricket Communications 7.75% 10/15/20	45,000	44,213
#Crown Castle Towers 144A 4.883% 8/15/20	135,000	135,994
Global Crossing 12.00% 9/15/15	20,000	23,400
Hughes Network Systems 9.50% 4/15/14	18,000	18,495
Intelsat Bermuda
11.25% 2/4/17	20,000	21,525
PIK 11.50% 2/4/17	274	295
Intelsat Jackson Holdings
11.25% 6/15/16	5,000	5,313
#144A 7.25% 10/15/20	15,000	14,963
Level 3 Financing
9.25% 11/1/14	4,000	4,135
10.00% 2/1/18	12,000	12,945
MetroPCS Wireless 6.625% 11/15/20	10,000	9,925
NII Capital 10.00% 8/15/16	21,000	24,465
PAETEC Holding
8.875% 6/30/17	9,000	9,495
9.50% 7/15/15	24,000	25,020
Qwest 8.375% 5/1/16	75,000	88,874
Sprint Capital 8.75% 3/15/32	27,000	29,363
#Telcordia Technologies 144A 11.00% 5/1/18	10,000	12,675
Telecom Italia Capital
5.25% 10/1/15	10,000	10,406
6.999% 6/4/18	30,000	32,856
7.721% 6/4/38	15,000	14,960
Telefonica Emisiones
5.462% 2/16/21	25,000	25,427
6.421% 6/20/16	75,000	83,829
Telesat Canada
11.00% 11/1/15	31,000	34,061
12.50% 11/1/17	12,000	14,460

Virgin Media Secured Finance 6.50% 1/15/18		100,000	110,124
#West 144A 7.875% 1/15/19		5,000	4,863
Windstream 8.125% 8/1/13		9,000	9,810
			1,200,774
Transportation – 0.15%
#AMGH Merger Subsidiary 144A 9.25% 11/1/18		15,000	15,900
Burlington Northern Santa Fe
4.70% 10/1/19		25,000	26,570
5.75% 3/15/18		5,000	5,677
CSX
4.25% 6/1/21		35,000	34,906
5.50% 4/15/41		5,000	4,896
Kansas City Southern Railway 13.00% 12/15/13		4,000	4,670
Ryder System 3.50% 6/1/17		35,000	35,350
#United Air Lines 144A 12.00% 11/1/13		18,000	19,395
			147,364
Utilities – 0.82%
AES
7.75% 3/1/14		1,000	1,085
8.00% 6/1/20		9,000	9,630
Ameren Illinois 9.75% 11/15/18		50,000	65,794
#American Transmission Systems 144A 5.25% 1/15/22		55,000	58,508
#Calpine 144A 7.875% 7/31/20		15,000	15,750
CenterPoint Energy 5.95% 2/1/17		30,000	33,622
CMS Energy
4.25% 9/30/15		65,000	67,180
6.25% 2/1/20		10,000	10,691
Commonwealth Edison
4.00% 8/1/20		10,000	9,922
5.80% 3/15/18		20,000	22,452
Duke Energy Carolinas 3.90% 6/15/21		20,000	20,028
Florida Power 5.65% 6/15/18		10,000	11,425
GenOn Energy
9.50% 10/15/18		30,000	31,350
9.875% 10/15/20		10,000	10,500
Great Plains Energy 4.85% 6/1/21		35,000	35,181
#Ipalco Enterprises 144A 5.00% 5/1/18		15,000	14,690
Jersey Central Power & Light 5.625% 5/1/16		10,000	11,245
NiSource Finance
5.45% 9/15/20		5,000	5,276
6.40% 3/15/18		15,000	17,016
6.80% 1/15/19		20,000	23,247
NRG Energy
7.375% 1/15/17		15,000	15,750
#144A 7.875% 5/15/21		15,000	15,000
Pennsylvania Electric 5.20% 4/1/20		25,000	26,375
PPL Electric Utilities 7.125% 11/30/13		12,000	13,625
Public Service Company of Oklahoma 5.15% 12/1/19		110,000	117,065
#Puget Energy 144A 6.00% 9/1/21		10,000	10,048
•Puget Sound Energy 6.974% 6/1/67		40,000	39,899
Sempra Energy 6.15% 6/15/18		35,000	39,901
Southern California Edison 5.50% 8/15/18		40,000	45,580
•Wisconsin Energy 6.25% 5/15/67		25,000	25,187
			823,022
Total Corporate Bonds (cost $10,232,698)			10,565,373

Municipal Bond – 0.02%
•¤Puerto Rico Sales Tax Financing Revenue First Subordinate Series A 5.00% 8/1/39-11		15,000	15,063
Total Municipal Bond (cost $15,000)			15,063
Non-Agency Asset-Backed Securities – 0.19%
•Bank of America Credit Card Trust 2007-A10 A10 0.257% 12/15/16		100,000	99,531
•Citibank Credit Card Issuance Trust Series 2004-C1 C1 0.837% 7/15/13		15,000	14,999
CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16		25,000	25,625
John Deere Owner Trust Series 2009-A A3 2.59% 10/15/13		31,620	31,812
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		14,963	15,056
Total Non-Agency Asset-Backed Securities (cost $185,431)			187,023

Non-Agency Collateralized Mortgage Obligations – 0.09%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		1,872	1,816
Series 2005-6 7A1 5.50% 7/25/20		1,822	1,719
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.68% 8/25/37		69,223	50,375
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		8,200	7,976
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		11,777	11,364
•Series 2006-AR5 2A1 2.739% 4/25/36		20,888	16,913
Total Non-Agency Collateralized Mortgage Obligations (cost $63,342)			90,163

Regional Bonds – 0.19%Δ
Australia – 0.10%
New South Wales Treasury
2.75% 11/20/25	AUD	20,000	23,116
6.00% 5/1/20	AUD	70,000	76,507
			99,623

Canada – 0.09%
Province of New Brunswick 2.75% 6/15/18	USD	35,000	34,576
Province of Ontario 3.15% 12/15/17		30,000	30,646
Province of Quebec 4.50% 12/1/20	CAD	20,000	21,838
			87,060
Total Regional Bonds (cost $167,607)			186,683

«Senior Secured Loans – 0.74%
Advantage Sales & Marketing 5.25% 11/29/17	USD	9,925	9,955
Allied Security Holdings Tranche 2L 8.50% 1/21/18		10,000	10,200
API Technologies Tranche B 7.75% 6/1/16		10,000	9,800
ATI Holdings 7.50% 3/12/16		4,912	4,881
Attachmate 6.50% 11/21/16		40,000	40,106
BNY ConvergEx Group 8.75% 11/29/17		20,000	20,400
Brock Holdings III
10.50% 2/15/18		10,000	10,288
Tranche B 6.75% 2/15/17		9,975	10,041
Burlington Coat Factory Tranche B 6.25% 2/10/17		39,950	39,975
Cengage Learning 7.50% 7/7/14		44,315	44,535
Charter Communications Operating Tranche B 8.50% 3/6/14		850	854
Chrysler Group 6.00% 4/28/17		40,000	39,153
Citadel Broadcasting Tranche B 4.25% 11/29/16		25,243	25,262
CityCenter Holdings 7.50% 1/10/15		15,000	15,123
Clear Channel Communication Tranche B 3.841% 1/29/16		13,921	11,833
Community Health Systems 3.754% 1/25/17		24,787	24,239
Consolidated Container 5.50% 9/28/14		10,000	9,192
Delta Air Lines Tranche B 5.50% 3/29/17		10,000	9,927
First Data Tranche B2 2.945% 9/24/14		13,772	12,781
Frac Tech International Tranche B 6.25% 4/19/16		31,099	31,101
GenOn Energy Tranche B 6.00% 6/20/17		19,900	19,923
Graham Packaging Tranche C 6.75% 4/5/14		19,299	19,376
Grifols Tranche B 6.00% 6/4/16		40,000	40,212
Harrahs Operating Tranche B1 3.274% 1/28/15		10,000	9,031
Houghton International Tranche B 6.75% 1/11/16		9,932	9,994
Level 3 Financing Bridge 14.00% 4/11/12		9,091	9,091
MCC Georgia 5.50% 3/31/17		9,949	9,946
MGM MIRAGE Tranche E 7.00% 2/21/14		20,000	19,577
Multiplan 4.75% 8/26/17		10,000	9,966
Nortek 5.25% 4/12/17		29,925	29,944
Nuveen Investment
5.807% 5/13/17		36,165	36,218
2nd Lien 12.50% 7/9/15		20,000	21,375
Tranche B 3.273% 11/13/14		13,835	13,681
PQ 6.70% 7/30/15		20,000	19,657
Remy International Tranche B 6.25% 12/16/16		19,900	20,024
Sensus USA 2nd Lien 8.50% 4/13/18		25,000	25,385
Texas Competitive Electric Holdings 3.50% 10/10/14		15,000	12,715
Toys R Us Tranche B 6.00% 9/1/16		9,950	9,962
Univision Communications 4.441% 3/29/17		14,454	13,750
Visant 5.25% 12/31/16		4,963	4,946
Wyle Services 5.50% 3/31/17		10,000	10,043
Total Senior Secured Loans (cost $736,294)			744,462

Sovereign Bonds – 2.09%Δ
Australia – 0.37%
Australian Government
4.50% 4/15/20	AUD	260,000	265,468
6.00% 2/15/17	AUD	70,000	78,990
Australian Government Inflation Linked 3.00% 9/20/25	AUD	20,000	23,912
			368,370
Belgium – 0.03%
Belgium Government 4.25% 9/28/21	EUR	22,900	33,608
			33,608
Brazil – 0.05%
Federal Republic of Brazil
7.125% 1/20/37	USD	20,000	24,800
8.875% 10/14/19		20,000	27,550
			52,350
Canada – 0.06%
Canadian Government
3.75% 6/1/19	CAD	37,000	40,735
4.00% 6/1/41	CAD	20,000	22,480
			63,215
Colombia – 0.04%
Republic of Colombia
8.375% 2/15/27	USD	20,000	25,350
10.375% 1/28/33		10,000	15,850
			41,200
France – 0.06%
France Government O.A.T
3.75% 4/25/17	EUR	21,000	31,903
3.75% 4/25/21	EUR	17,000	25,342
			57,245

Germany – 0.07%
Deutschland Republic 2.25% 9/4/20	EUR	49,000	67,229
			67,229
Indonesia – 0.09%
Indonesia Government International 7.25% 4/20/15	USD	24,000	27,802
Indonesia Treasury Bonds
10.50% 8/15/30	IDR	150,000,000	20,300
11.00% 11/15/20	IDR	303,000,000	43,419
			91,521
Mexico – 0.20%
Mexican Bonos
7.75% 12/14/17	MXN	771,000	70,498
8.50% 12/13/18	MXN	1,199,600	113,523
United Mexican States 5.95% 3/19/19	USD	14,000	16,135
			200,156
New Zealand – 0.02%
New Zealand Government 6.00% 5/15/21	NZD	20,000	17,717
			17,717
Norway – 0.32%
Eksportfinans 2.375% 5/25/16	USD	30,000	30,142
Norwegian Government
3.75% 5/25/21	NOK	318,000	60,815
4.50% 5/22/19	NOK	777,000	156,891
5.00% 5/15/15	NOK	346,000	69,664
			317,512
Panama – 0.07%
Republic of Panama
6.70% 1/26/36	USD	4,000	4,740
7.25% 3/15/15		35,000	41,405
8.875% 9/30/27		17,000	24,183
			70,328
Peru – 0.07%
Republic of Peru 7.125% 3/30/19		61,000	73,688
			73,688
Philippines – 0.14%
Republic of Philippines
9.50% 10/21/24		4,000	5,620
9.875% 1/15/19		95,000	130,744
			136,364
Poland – 0.11%
Poland Government International
5.00% 10/24/13	PLN	20,000	7,315
5.50% 4/25/15	PLN	45,000	16,650
5.50% 10/25/19	PLN	68,000	24,500
Republic of Poland
5.125% 4/21/21	USD	20,000	20,725
6.375% 7/15/19		35,000	40,075
			109,265
Republic of Korea – 0.03%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	28,495,423	29,768
			29,768
Russia – 0.11%
ΦRussia-Eurobond
7.50% 3/31/30	USD	79,580	94,004
#144A 7.50% 3/31/30		14,705	17,389
			111,393
South Africa – 0.06%
South Africa Government International 6.50% 6/2/14		38,000	42,807
South Africa Inflation Linked 2.75% 1/31/22	ZAR	97,218	14,652
			57,459
Sweden – 0.04%
Sweden Government 5.00% 12/1/20	SEK	220,000	40,703
			40,703
Turkey – 0.07%
Republic of Turkey
6.875% 3/17/36	USD	14,000	15,470
7.375% 2/5/25		20,000	23,810
Turkey Government 4.00% 4/29/15	TRY	46,595	30,473
			69,753
United Kingdom – 0.03%
United Kingdom Gilt 4.50% 3/7/19	GBP	19,000	33,644
			33,644
Uruguay – 0.05%
Republic of Uruguay 8.00% 11/18/22	USD	34,000	44,166
			44,166
Total Sovereign Bonds (cost $1,952,064)			2,086,654

Supranational Banks – 0.05%
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	190,000	35,099
3.625% 6/22/20	NOK	90,000	16,399
Total Supranational Banks (cost $48,501)			51,498

U.S. Treasury Obligations – 1.90%
U.S. Treasury Bonds
∞4.25% 11/15/40	USD	30,000	29,330
4.75% 2/15/41		35,000	37,209
U.S. Treasury Notes
1.75% 5/31/16		945,000	946,623
3.125% 5/15/21		885,000	882,651
Total U.S. Treasury Obligations (cost $1,892,967)			1,895,813

		Number of
		Shares
Preferred Stock – 0.09%
Alabama Power 5.625%		825	20,666
Volkswagen		360	74,442
Total Preferred Stock (cost $82,008)			95,108

		Principal
		Amount°
≠Short-Term Investments – 3.41%
Discount Notes – 2.50%
Fannie Mae 0.002% 7/25/11	USD	21,485	21,485
Federal Farm Credit Bank 0.001% 7/25/11		199,224	199,223
Federal Home Loan Bank
0.001% 7/1/11		568,629	568,629
0.001% 7/11/11		659,047	659,044
0.001% 7/13/11		640,487	640,485
0.001% 7/22/11		83,079	83,078
0.005% 7/5/11		222,136	222,136
0.006% 8/3/11		105,652	105,652
			2,499,732
U.S. Treasury Obligations – 0.91%
U.S. Treasury Bills
0.00% 7/14/11		81,678	81,678
0.00% 7/21/11		657,098	657,093
1.00% 7/31/11		175,590	175,755
			914,526
Total Short-Term Investments (cost $3,414,306)			3,414,258

Total Value of Securities – 101.04%
(cost $87,160,585)			101,015,688
Liabilities Net of Receivables and Other Assets – (1.04%)			(1,034,893)
Net Assets Applicable to 9,568,778 Shares Outstanding – 100.00%			$99,980,795

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli Shekel
JPY – Japanese Yen
HY – High Yield
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

†Non income producing security.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
ΔSecurities have been classified by country of origin.
¤Pre-Refunded bond. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
•Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.
ΦStep coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2011.

wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $2,262,344 which represented 2.26% of the Fund’s net assets. See Note 5 in "Notes."
@Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $784,927, which represented 0.79% of the Fund's net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $110,302, which represented 0.11% of the Fund’s net assets. See Note 1 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2011
≠The rate shown is the effective yield at the time of purchase.
∞Fully or partially pledged as collateral for futures contracts.

Summary of Abbreviations:
ADR – American Depositary Receipts
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swaps
CITI – Citigroup Global Markets
CVA – Dutch Certificate
GCM – Greenwich Capital Management
GDR – Global Depositary Receipts
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
HY – High Yield
JPMC – JPMorgan Chase Bank
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
NCUA – National Credit Union Administration
NVDR – Non Voting Depositary Receipts
O.A.T – Obligations Assimilables du Trésor
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – year

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 20111:

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	BRL	78,915	USD	(49,061)	7/29/11	$1,140
BAML	COP	70,980,000	USD	(39,798)	7/29/11	278
BAML	EUR	(87,796)	USD	124,659	7/29/11	(2,543)
BAML	IDR	428,500,000	USD	(49,704)	7/29/11	34
BAML	JPY	(3,412,400)	USD	42,527	7/29/11	139
BAML	NOK	(497,106)	USD	90,676	7/29/11	(1,341)
BCLY	AUD	(22,002)	USD	23,124	7/29/11	(382)
BCLY	JPY	1,900,605	USD	(23,697)	7/29/11	(88)
CITI	EUR	(35,283)	USD	50,112	7/29/11	(1,007)
CITI	JPY	2,843,862	USD	(35,466)	7/29/11	(140)
CITI	NZD	15,101	USD	(12,256)	7/29/11	231
GCM	NOK	(393,046)	USD	71,693	7/29/11	(1,062)
GSC	GBP	(8,851)	USD	14,175	7/29/11	(26)
GSC	NOK	(110,720)	USD	20,206	7/29/11	(289)
HSBC	EUR	(27,802)	USD	39,486	7/29/11	(795)
HSBC	NOK	(198,214)	USD	36,145	7/29/11	(546)
JPMC	CLP	32,305,500	USD	(67,983)	7/29/11	1,271
JPMC	EUR	(36,271)	USD	51,614	7/29/11	(937)
MNB	AUD	(648)	USD	687	7/1/11	(8)
MNB	CHF	(971)	USD	1,161	7/1/11	6
MNB	EUR	(3,309)	USD	4,741	7/1/11	(58)
MNB	GBP	(1,277)	USD	2,040	7/1/11	(8)
MNB	ILS	(3,529)	USD	1,032	7/1/11	(5)
MNB	JPY	(166,617)	USD	2,054	7/1/11	(15)
MNB	PLN	177,242	USD	(64,800)	7/1/11	(192)
MSC	AUD	(7,426)	USD	7,816	7/29/11	(118)
MSC	CHF	35,909	USD	(42,916)	7/29/11	(201)
MSC	EUR	(76,182)	USD	108,300	7/29/11	(2,075)
MSC	JPY	672,280	USD	(8,376)	7/29/11	(24)
MSC	KRW	49,828,900	USD	(45,991)	7/29/11	621
MSC	NOK	(221,444)	USD	40,428	7/29/11	(563)
						$(8.703)

Futures Contracts

					Unrealized
					Appreciation
Contracts to Buy		Notional Cost	Notional Value	Expiration Date	(Depreciation)
13	U.S. Treasury 5 yr Notes	$1,546,427	$1,549,539	9/30/11	$3,112
3	U.S. Treasury 10 yr Notes	370,905	366,984	9/21/11	(3,921)
		$1,917,332			$(809)

Swap Contracts
CDS Contracts

					Unrealized
	Swap	Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA HY.16	$500,000	5.00%	6/20/16	$1,055
BAML	Kingdom of Spain 5 yr CDS	59,000	1.00%	12/20/15	(1,841)
BCLY	CDX.NA.HY.16	15,000	5.00%	6/20/16	42
	ITRAXX Europe Subordinate
	Financials
BCLY	15.1 5 yr CDS	240,000	1.00%	6/20/16	2,999
	Kingdom of Spain
BCLY	5 yr CDS	60,000	1.00%	3/20/15	2,394
BCLY	5 yr CDS	30,000	1.00%	3/21/16	(869)
	United States of America
BCLY	5 yr CDS	70,000	0.25%	3/20/16	123
CITI	CDX.NA.HY.16	30,000	5.00%	6/20/16	85
CITI	Sara Lee 5 yr CDS	15,000	1.00%	3/20/16	(878)
GSC	CDX.NA.HY.16	15,000	5.00%	6/20/16	60
	ITRAXX Europe Subordinate
JPMC	Financials 15.1 5 yr CDS	160,000	1.00%	6/20/16	1,999
JPMC	Portuguese Republic 5 yr CDS	38,000	1.00%	6/20/15	8,114
MSC	CDX.NA.HY.16	35,000	5.00%	6/20/16	99
	Kingdom of Spain
MSC	5 yr CDS	72,000	1.00%	6/20/16	(142)
		$1,339,000			$13,240

	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$10,000	5.00%	9/20/14	$701
JPMC	Tyson Foods CDS / Ba	30,000	1.00%	3/20/16	331
		$40,000			$1,032
Total					$14,272

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swap (CDS) contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 2007 - September 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2011, the Fund held no investments in repurchase agreements.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Funds on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls – The Fund may enter into mortgage “dollar rolls” in which the Fund sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Fund’s portfolio turnover rate.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, the changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such divides, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$87,650,234
Aggregate unrealized appreciation	$15,534,146
Aggregate unrealized depreciation	(2,168,692)
Net unrealized appreciation	$13,365,454

For federal income tax purposes, at September 30, 2010, capital loss carryforwards of $199,562 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$3,963,881	$-	$3,963,881
Common Stock	49,010,329	28,315,655	110,302	77,436,286
Corporate Debt	-	11,869,813	-	11,869,813
Foreign Debt	-	2,324,835	-	2,324,835
Investment Companies	631	-	-	631
Municipal Bonds	-	15,063	-	15,063
Preferred Stock	-	95,108	-	95,108
Short-Term Investments	-	3,414,258	-	3,414,258
U.S. Treasury Obligations	-	1,895,813	-	1,895,813
Total	$49,010,960	$51,894,426	$110,302	$101,015,688

Foreign Currency Exchange Contracts	$-	$(8,703)	$-	$(8,703)
Futures Contracts	$(809)	$-	$-	$(809)
Swap Contracts	$-	$14,272	$-	$14,272

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed	Common	Corporate	Foreign
	Securities	Stock	Debt	Debt	Total
Balance as of 9/30/10	$52,063	$445	$16,935	$26,267	$95,710
Net realized gain	-	-	1,316	-	1,316
Purchases	-	111,196	-	-	111,196
Sales	-	-	(17,741)	-	(17,741)
Transfers out of Level 3	(51,734)	(198)	-	(25,727)	(77,659)
Net change in unrealized
appreciation/depreciation	(329)	(1,141)	(510)	(540)	(2,520)
Balance as of 6/30/11	$-	$110,302	$-	$-	$110,302

Net change in unrealized
appreciation/depreciation
from investments
still held as of 6/30/11	$-	$(894)	$-	$-	$(894)

During the period ended June 30, 2011, the Fund had transfers out of Level 3 investments into Level 2 investments in the amount of $77,659 which was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended June 30, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact on the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into inflation swaps and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2011, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2011, the net unrealized appreciation of credit default swaps was $14,272. If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2011, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have received $1,299,000 less the value of the contracts' related reference obligations.

As disclosed in the footnotes to the schedule of investments, at June 30, 2011, the notional value of the protection sold was $40,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2011, the net unrealized appreciation of the protection sold was $1,032.

CDS may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of June 30, 2011 were as follows:

	Asset Derivatives		Liabilities Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Location	Fair Value	Location	Fair Value
Forward currency exchange contracts	Liabilities net of		Liabilities net of
(Foreign currency exchange contracts)	receivables and		receivables and
	other assets	$334	other assets	$(9,037)

Interest rate contracts	Liabilities net of		Liabilities net of
(Futures contracts)	receivables and		receivables and
	other assets	-	other assets	(809)

Credit contracts	Liabilities net of		Liabilities net of
(Swap contracts)	receivables and		receivables and
	other assets	15,193	other assets	(921)
Total		$15,527		$10,767

The effect of derivative instruments on the statement of operations for the period ended June 30, 2011 was as follows:

Change in Unrealized
Appreciation
		Realized Gain or	or Depreciation
	Location of Gain or Loss on Derivatives	Loss on Derivatives	on Derivatives
	Recognized in Income	Recognized in Income	Recognized in Income
Forward currency exchange contracts	Net realized loss on foreign currency exchange
(Foreign currency exchange contracts)	contracts and net change in unrealized
appreciation/depreciation of investments
	and foreign currencies	$(173,026)	$27,812

Interest rate contracts	Net realized gain on futures
(Futures contracts)	and net change in unrealized
appreciation/depreciation of investments
	and foreign currencies	47,335	(1,632)

Credit contracts	Net realized loss on swap
(Swap contracts)	contracts and net change in unrealized
appreciation/depreciation of investments
	and foreign currencies	(10,718)	10,926
Total		$(136,409)	$37,106

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the period ended June 30, 2011.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of June 30, 2011.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Rating Group and/or Ba or lower by Moody's Investor Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011, that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Moderate Allocation Fund

June 30, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 58.42%
U.S. Markets – 30.43%
Consumer Discretionary – 3.12%
†AFC Enterprises	6,675	$109,804
†Apollo Group Class A	26,600	1,161,888
†Bally Technologies	1,180	48,002
Big 5 Sporting Goods	4,475	35,174
†Buffalo Wild Wings	1,005	66,642
CBS Class B	3,500	99,715
CEC Entertainment	2,090	83,830
=Century Communications	25,000	0
Cinemark Holdings	2,865	59,334
Comcast Class A	36,200	917,308
Comcast Special Class	18,490	448,013
Cooper Tire & Rubber	3,645	72,135
†DSW Class A	2,540	128,549
†Ford Motor	19,050	262,700
†G-III Apparel Group	3,415	117,749
Guess	4,060	170,764
†Iconix Brand Group	3,835	92,807
†Jack in the Box	2,425	55,242
Jarden	4,960	171,170
Jones Group	2,430	26,366
†Jos. A Bank Clothiers	2,135	106,771
Kohl's	5,150	257,552
Lincoln Educational Services	3,215	55,137
Lowe's	74,300	1,731,932
Macy's	13,300	388,892
McDonald's	4,430	373,538
National CineMedia	3,760	63,582
News Class A	14,980	265,146
NIKE Class B	10,900	980,782
Nordstrom	4,920	230,945
†Perry Ellis International	4,310	108,828
†Prestige Brands Holdings	7,350	94,374
†Shuffle Master	7,675	71,800
Staples	42,700	674,660
Starbucks	4,190	165,463
†Steven Madden	3,277	122,920
Tanger Factory Outlet Centers	2,935	78,570
Target	4,480	210,157
†Tenneco	2,565	113,040
Viacom Class B	7,690	392,190
		10,613,471
Consumer Staples – 3.00%
Archer-Daniels-Midland	41,100	1,239,164
Avon Products	30,500	854,000
Bunge	6,700	461,965
Casey's General Stores	2,915	128,260
Coca-Cola	3,390	228,113
CVS Caremark	37,130	1,395,344
†Fresh Market	1,585	61,308
General Mills	6,920	257,562
J&J Snack Foods	1,750	87,238
Kimberly-Clark	17,740	1,180,774
Kraft Foods	26,400	930,072
PepsiCo	7,420	522,591
Procter & Gamble	10,290	654,135
Safeway	39,800	930,126
†Susser Holdings	7,870	123,716
Walgreen	27,400	1,163,404
		10,217,772
Energy – 2.76%
Apache	1,050	129,560
Baker Hughes	2,640	191,558
Berry Petroleum Class A	2,810	149,295
Bristow Group	2,100	107,142
†Carrizo Oil & Gas	3,325	138,819
Chevron	11,910	1,224,825
†Complete Production Services	2,615	87,236
ConocoPhillips	13,000	977,470
EOG Resources	15,100	1,578,706
Exxon Mobil	14,290	1,162,920

†Key Energy Services	7,485	134,730
Lufkin Industries	775	66,689
Marathon Oil	17,500	921,900
National Oilwell Varco	1,840	143,906
†Newfield Exploration	4,220	287,044
Occidental Petroleum	4,190	435,928
†Pioneer Drilling	9,380	142,951
†Rosetta Resources	1,580	81,433
Schlumberger	5,480	473,472
†Swift Energy	2,485	92,616
Williams	28,800	871,200
		9,399,400
Financials – 3.62%
AFLAC	3,760	175,517
Allstate	30,000	915,900
American Equity Investment Life Holding	7,165	91,067
Apollo Investment	7,890	80,557
Bank of New York Mellon	73,610	1,885,888
BlackRock	1,260	241,681
Boston Private Financial Holdings	10,000	65,800
Capital One Financial	5,900	304,853
Cardinal Financial	6,090	66,686
City Holding	1,815	59,949
CME Group	3,575	1,042,434
Delphi Financial Group	3,580	104,572
Dime Community Bancshares	5,410	78,661
DuPont Fabros Technology	3,505	88,326
EastGroup Properties	2,135	90,759
Entertainment Properties Trust	2,105	98,304
Flushing Financial	4,990	64,870
GFI Group	9,940	45,625
Goldman Sachs Group	3,250	432,543
@Harleysville Group	2,165	67,483
Home Bancshares	3,835	90,659
Home Properties	1,855	112,932
Host Hotels & Resorts	10,708	181,501
@Independent Bank	2,230	58,538
†IntercontinentalExchange	12,000	1,496,520
JPMorgan Chase	13,200	540,408
LaSalle Hotel Properties	4,070	107,204
Marsh & McLennan	30,300	945,057
Park National	1,320	86,935
†Piper Jaffray	1,615	46,528
Primerica	3,600	79,092
†ProAssurance	1,150	80,500
Prosperity Bancshares	2,460	107,797
Prudential Financial	4,800	305,232
Sabra Healthcare REIT	4,463	74,582
Sovran Self Storage	2,330	95,530
Susquehanna Bancshares	5,900	47,200
†Texas Capital Bancshares	2,360	60,959
Travelers	19,470	1,136,659
Trustmark	4,115	96,332
Webster Financial	2,515	52,865
Wells Fargo	17,670	495,820
		12,300,325
Healthcare – 4.35%
Abbott Laboratories	5,820	306,248
†Acorda Therapeutics	2,320	74,959
†Air Methods	1,520	113,605
†Align Technology	4,920	112,176
†Alkermes	6,745	125,457
Allergan	19,200	1,598,400
†Amgen	4,390	256,157
†AMN Healthcare Services	11,300	94,016
Baxter International	16,500	984,885
Cardinal Health	21,500	976,530
†Catalyst Health Solutions	1,785	99,639
†Celgene	3,340	201,469
†Conmed	2,685	76,469
†CryoLife	7,330	41,048
†Express Scripts	6,040	326,039
†Gen-Probe	820	56,703
†Gilead Sciences	5,600	231,896
†Haemonetics	1,330	85,612
†Incyte	4,165	78,885
Johnson & Johnson	16,670	1,108,888
†Medco Health Solutions	27,600	1,559,952
Merck	39,610	1,397,837
†Merit Medical Systems	5,957	107,047
†ONYX Pharmaceuticals	2,935	103,606
Perrigo	8,300	729,321
Pfizer	75,142	1,547,925

Quest Diagnostics	16,300	963,330
†Quidel	5,050	76,508
†SonoSite	2,750	96,718
†Spectrum Pharmaceuticals	4,555	42,202
†Sun Healthcare Group	7,918	63,505
#Synthes 144A	850	149,518
†Thermo Fisher Scientific	4,800	309,072
UnitedHealth Group	9,350	482,273
†Vertex Pharmaceuticals	2,390	124,256
West Pharmaceutical Services	2,055	89,927
		14,792,078
Industrials – 2.79%
AAON	4,038	88,179
Acuity Brands	1,565	87,296
Applied Industrial Technologies	3,170	112,884
Barnes Group	3,720	92,293
†Castle (A.M.)	3,800	63,118
Caterpillar	2,510	267,215
†Chart Industries	1,255	67,745
†Columbus McKinnon	4,305	77,318
†CRA International	1,850	50,117
Cummins	2,130	220,434
Deere	3,240	267,138
Ducommun	3,430	70,555
ESCO Technologies	2,110	77,648
†Esterline Technologies	1,740	132,936
Expeditors International Washington	17,800	911,182
Fluor	3,270	211,438
General Electric	10,850	204,631
†Gibraltar Industries	7,935	89,824
Granite Construction	1,835	45,013
Honeywell International	5,810	346,218
†Hub Group Class A	3,470	130,680
†Kadant	3,290	103,668
†Kforce	6,070	79,396
Koppers Holdings	2,615	99,187
Lockheed Martin	2,260	182,992
Manpower	2,950	158,268
McGrath RentCorp	1,655	46,472
†MYR Group	4,115	96,291
Norfolk Southern	4,150	310,960
Northrop Grumman	14,900	1,033,314
Raytheon	18,700	932,195
Republic Services	3,990	123,092
Rockwell Collins	3,370	207,895
Roper Industries	1,620	134,946
†Tetra Tech	2,915	65,588
†Titan Machinery	3,295	94,830
Towers Watson Class A	3,410	224,071
Tutor Perini	2,700	51,786
Union Pacific	2,290	239,076
United Stationers	3,490	123,651
United Technologies	5,530	489,460
†URS	3,280	146,747
US Ecology	3,570	61,047
Waste Management	23,900	890,753
		9,509,547
Information Technology – 7.55%
†Adobe Systems	32,200	1,012,690
Adtran	2,605	100,840
†Amkor Technology	13,650	84,221
Anixter International	1,570	102,584
†Apple	9,170	3,078,093
†Applied Micro Circuits	7,610	67,425
Cisco Systems	66,550	1,038,846
†EMC	15,330	422,342
Expedia	9,070	262,939
†FARO Technologies	1,600	70,080
†Google Class A	3,455	1,749,543
Intel	55,010	1,219,022
International Business Machines	1,240	212,722
†Intuit	22,300	1,156,478
†IXYS	5,495	82,315
†j2 Global Communications	3,370	95,135
†KEYW Holding	5,130	63,561
†Liquidity Services	3,430	80,982
†LogMeln	2,465	95,075
MasterCard Class A	5,600	1,687,504
†MEMC Electronic Materials	19,500	166,335
Microsoft	24,730	642,980
†Motorola Solutions	20,314	935,257
†NetApp	5,070	267,595
†NETGEAR	1,800	78,696

†Nuance Communications	5,200	111,644
†ON Semiconductor	17,390	182,073
Oracle	3,230	106,299
†priceline.com	3,050	1,561,387
†Progress Software	3,640	87,833
QUALCOMM	40,560	2,303,418
Quality Systems	1,075	93,848
†QuinStreet	5,140	66,717
†Radiant Systems	4,220	88,198
†Rofin-Sinar Technologies	2,880	98,352
†RPX	550	15,417
†Semtech	2,705	73,955
†SolarWinds	2,090	54,633
†SS&C Technologies Holdings	5,175	102,827
†SuccessFactors	1,220	35,868
†Synaptics	2,885	74,260
Syntel	740	43,749
†TeleTech Holdings	4,835	101,922
†Teradata	15,900	957,180
†ValueClick	4,100	68,060
VeriSign	30,000	1,003,800
†ViaSat	1,710	73,992
Visa Class A	20,500	1,727,330
†Vocus	3,505	107,288
Xerox	86,700	902,547
†Yahoo	58,510	879,990
		25,695,847
Materials – 0.72%
Boise	5,250	40,898
Celanese Class A	7,100	378,501
Cliffs Natural Resources	2,210	204,315
Dow Chemical	7,640	275,040
duPont (E.I.) deNemours	17,600	951,279
Eastman Chemical	1,530	156,167
†Ferro	6,495	87,293
†KapStone Paper & Packaging	3,785	62,717
†Owens-Illinois	5,820	150,214
=∏Port Townsend	35	0
Schulman (A.)	1,615	40,682
Silgan Holdings	2,215	90,749
		2,437,855
Telecommunications – 1.75%
Alaska Communications Systems Group	5,740	50,914
AT&T	50,290	1,579,608
Atlantic Tele-Network	1,335	51,211
†Crown Castle International	35,200	1,435,807
†Knology	5,600	83,160
†NII Holdings	21,100	894,218
NTELOS Holdings	3,805	77,698
Plantronics	2,370	86,576
†Polycom	11,700	752,310
†RigNet	3,855	65,535
Verizon Communications	23,800	886,074
		5,963,111
Utilities – 0.77%
AGL Resources	3,890	158,362
Cleco	2,430	84,686
Edison International	24,700	957,124
MDU Resources Group	6,560	147,600
NorthWestern	1,690	55,956
OGE Energy	2,890	145,425
Progress Energy	19,600	940,995
UIL Holdings	1,830	59,201
UNITIL	2,445	64,304
		2,613,653
Total U.S. Markets (cost $78,016,155)		103,543,059

§Developed Markets – 19.64%
Consumer Discretionary – 2.90%
Bayerische Motoren Werke	9,754	973,958
BIC	1,400	135,236
Christian Dior	650	102,137
Cie Financiere Richemont Class A	2,850	186,758
City Developments	13,000	110,381
Crown	12,940	124,378
Don Quijote	12,100	420,740
Heenes & Mauritz Class B	4,100	141,358
Honda Motor	8,700	335,143
Husqvarna Class B	15,500	102,689
Jupiter Telecommunications	109	121,931
LVMH Moet Hennessy Louis Vuitton	850	152,732
Marubeni	21,000	139,545
McDonald's Holdings Japan	5,800	147,451

Metropole Television	4,180	96,755
Nintendo	800	150,212
Panasonic	6,000	73,366
Pirelli & C	11,300	122,186
PPR	2,842	506,140
†Promotora de Informaciones ADR	20,000	200,000
Publicis Groupe	11,284	629,875
Secom	3,200	153,410
†Shimano	2,700	148,520
Sky City Entertainment Group	48,830	146,778
Sodexo	1,900	148,824
Sony	3,700	97,613
Sumitomo Electric Industries	9,400	137,088
Sumitomo Rubber Industries	10,241	123,912
Suzuki Motor	6,000	135,232
Swatch Group	1,090	97,996
Swatch Group Bearer Shares	250	126,169
Techtronic Industries	452,500	542,045
Toyota Motor	26,789	1,103,012
Vivendi	33,355	929,638
Whitbread	4,320	112,003
Yamada Denki	1,830	149,089
Yue Yuen Industrial Holdings	230,000	731,625
		9,855,925
Consumer Staples – 2.50%
Anheuser-Busch InBev	5,000	290,167
Aryzta	19,106	1,026,083
British American Tobacco	8,340	365,711
Carlsberg Class B	1,460	158,966
Carrefour	1,800	73,992
China Mengniu Dairy	38,000	128,321
Coca Cola Hellenic Bottling	3,100	83,263
Coca-Cola Amatil	34,830	427,321
Danone	2,085	155,641
Diageo	15,036	307,611
Golden Agri-Resources	191,000	106,109
Greggs	83,792	711,999
Imperial Tobacco Group	6,120	203,744
Jeronimo Martins	7,850	150,754
Kao	6,300	165,633
Kerry Group Class A	3,100	127,707
Koninklijke Ahold	13,500	181,499
L'Oreal	1,670	216,708
Metro	6,663	403,470
Nestle	10,250	637,805
Parmalat	294,288	1,106,944
Reckitt Benckiser Group	4,140	228,654
SABMiller	8,220	300,025
Tesco	33,250	214,821
Unilever	3,980	128,415
Unilever CVA	5,750	188,706
Wesfarmers	3,700	126,794
Woolworths	9,630	287,301
		8,504,164
Energy – 0.88%
Aggreko	4,500	139,417
AMEC	7,330	128,077
BG Group	15,850	359,878
Enel Green Power	57,500	158,576
Fugro CVA	2,020	145,486
†Nabors Industries	5,370	132,317
Neste Oil	5,480	85,962
Noble	5,120	201,779
Repsol	5,400	187,289
Santos	12,100	176,409
Technip	1,550	166,135
Total	15,753	910,673
Woodside Petroleum	4,500	198,508
		2,990,506
Financials – 2.53%
†AIA Group	56,400	196,329
Alterra Capital Holdings	3,465	77,270
AXA	48,275	1,095,775
Banco Santander	44,400	511,459
Commerzbank	144,120	620,707
Credit Agricole	9,050	135,952
Daito Trust Construction	1,700	144,312
Danske Bank	6,100	112,896
=#†Etalon Group GDR 144A	16,400	112,996
Hong Kong Exchanges & Clearing	6,100	128,446
HSBC Holdings	77,300	766,385
†IMMOFINANZ	26,900	114,686
†Lloyds Banking Group	223,000	175,235

Man Group	35,830	136,284
Mitsubishi UFJ Financial Group	162,573	792,175
Nordea Bank	71,714	770,130
Schroders	4,700	116,690
Sony Financial Holdings	6,800	122,926
Standard Chartered	39,729	1,043,555
Sun Hung Kai Properties	11,000	160,792
Tokio Marine Holdings	7,800	218,329
†UBS	15,700	286,501
UniCredit	292,272	618,615
Wing Hang Bank	12,500	137,163
		8,595,608
Healthcare – 1.64%
Fresenius	1,400	146,123
Getinge Class B	5,400	145,199
†ICON ADR	3,440	81,046
Meda Class A	103,491	1,127,204
Miraca Holdings	2,900	117,484
Novartis	15,227	933,163
Novo Nordisk ADR	8,300	1,039,824
Novo Nordisk Class B	1,860	233,015
Roche Holding	2,910	487,165
Sanofi	11,894	956,695
Santen Pharmaceutical	3,100	125,658
Shire	6,450	201,664
		5,594,240
Industrials – 4.10%
ABB	13,000	337,750
Aker Solutions	5,650	112,942
Alfa Laval	6,800	146,636
Alstom	15,570	958,963
Asahi Glass	75,000	877,562
Assa Abloy Class B	4,950	133,034
†Box Ships	2,855	28,207
Brother Industries	9,200	136,067
Central Japan Railway	21	165,067
Cie de Saint-Gobain	17,809	1,154,264
Deutsche Post	65,174	1,252,861
FANUC	400	66,881
Finmeccanica	52,372	633,642
Fraport	1,580	126,942
Hochtief	1,270	106,115
IHI	52,000	134,349
ITOCHU	93,749	974,949
Johnson Matthey	4,370	137,996
Keppel	18,346	165,988
Komatsu	6,500	202,925
Koninklijke Philips Electronics	33,921	871,712
Kurita Water Industries	3,800	113,351
Legrand	3,475	146,261
Mitsubishi Heavy Industries	30,000	141,049
Mitsui Engineer & Shipbuilding	62,000	135,366
Qantas Airways	54,000	107,129
Rolls-Royce Holdings	22,400	231,965
=†Rolls-Royce Holdings Class C	1,929,600	3,097
Schneider Electric	1,305	217,883
SembCorp Industries	29,000	118,095
Siemens	2,830	388,874
Sika	52	125,517
Singapore Airlines	75,083	869,027
Teleperformance	33,014	971,420
@†Tianjin Development Holdings	68,000	42,838
Tokyu	30,000	124,708
Vallourec	7,988	973,796
Volvo Class B	13,640	238,761
Wartsila	3,450	116,654
Wolseley	5,300	172,995
		13,963,638
Information Technology – 1.21%
Accenture Class A	5,830	352,249
Amadeus IT Holding	7,521	156,319
ASM Pacific Technology	8,850	121,685
Canon	6,600	313,899
†CGI Group Class A	85,553	2,112,212
Computershare	12,800	122,254
Infineon Technologies	14,620	164,264
†InterXion Holding	2,545	38,531
Kyocera	1,700	173,069
Nippon Electric Glass	8,000	102,636
SAP	4,780	289,783
Yahoo Japan	450	154,846
		4,101,747

Materials – 2.60%
Agrium	2,430	213,257
Air Liquide	1,110	159,010
Anglo American	5,300	262,840
Anglo American ADR	8,500	210,665
Antofagasta	5,200	116,363
ArcelorMittal	13,527	470,387
Bayer	2,550	204,793
BHP Billiton	10,850	426,324
BHP Billiton Limited	15,690	741,454
JFE Holdings	3,100	85,245
Kansai Paint	17,000	154,871
Kazakhmys	7,660	169,794
Lafarge	13,038	830,718
Lanxess	1,860	152,563
Lonza Group	1,550	121,425
Newcrest Mining	4,850	196,502
Nitto Denko	3,100	157,495
Rexam	159,689	981,722
Rio Tinto	17,868	1,290,131
Rio Tinto Limited	1,750	156,626
Sumitomo Metal Mining	9,000	147,845
Syngenta	517	174,710
Syngenta ADR	14,900	1,006,643
Wacker Chemie	545	117,712
Xstrata	13,120	288,964
		8,838,059
Telecommunications – 0.86%
China Mobile ADR	12,725	595,276
China Unicom Hong Kong ADR	17,543	355,597
Softbank	5,700	215,845
Tele2 Class B	5,400	106,575
Telefonica	36,675	895,679
Vodafone Group	183,161	485,662
Vodafone Group ADR	10,050	268,536
		2,923,170
Utilities – 0.42%
Centrica	45,300	235,212
Enagas	5,750	139,222
National Grid	88,247	868,694
Shikoku Electric Power	3,100	70,389
Suez Environnement	6,400	127,531
		1,441,048
Total Developed Markets (cost $56,722,885)		66,808,105

XEmerging Markets – 8.35%
Consumer Discretionary – 0.38%
Arcos Dorados Holdings	500	10,545
†Grupo Televisa ADR	11,300	277,980
Hyundai Department Store	2,283	371,950
†Leoch International Technology	11,000	4,424
†Magazine Luiza	3,800	39,001
Mahindra & Mahindra	8,058	127,057
Santos Brasil Participacoes	10,600	190,350
Turk Sise ve Cam Fabrikalari	58,701	128,389
Wal-Mart de Mexico Series V	34,348	101,934
†Xueda Education Group ADR	5,000	40,000
		1,291,630
Consumer Staples – 0.60%
Brazil Foods ADR	13,600	235,688
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	3,500	164,325
@Cresud ADR	10,369	168,393
Fomento Economico Mexicano ADR	2,725	181,185
KT&G	7,235	450,238
@Lotte Chilsung Beverage	324	401,173
@Lotte Confectionery	136	216,810
Tingyi Cayman Islands Holding	19,816	61,348
Tsingtao Brewery	16,162	93,646
@United Spirits	2,571	56,599
		2,029,405
Energy – 1.43%
China Petroleum & Chemical ADR	400	40,576
CNOOC	345,000	812,601
CNOOC ADR	300	70,779
Gazprom ADR	28,330	413,560
LUKOIL ADR	2,800	178,500
PetroChina ADR	1,400	204,442
Petroleo Brasileiro SA ADR	28,900	978,554
Petroleo Brasileiro SP ADR	25,600	785,408
Polski Koncern Naftowy Orlen	8,420	158,935
PTT	15,243	166,305
PTT Exploration & Production	12,300	68,500
#Reliance Industries GDR 144A	7,858	315,659
†Rosneft Oil GDR	31,900	268,928
Sasol ADR	4,100	216,849
Tambang Batubara Bukit Asam	74,491	181,093
		4,860,689

Financials – 1.65%
ABSA Group	4,883	97,399
Banco Bradesco ADR	9,302	190,598
Banco Santander Brasil ADR	25,200	295,092
Bangkok Bank	32,713	168,936
Bank of China	382,800	187,363
BR Malls Participacoes	1,500	16,884
Cathay Financial Holding	78,450	121,435
China Construction Bank	256,449	213,489
Credicorp	1,350	116,235
Cyrela Brazil Realty	9,596	91,724
Fubon Financial Holding	127,043	195,295
Grupo Financiero Banorte	33,100	150,271
Hong Leong Bank	15,400	68,296
ICICI Bank ADR	2,700	133,110
Industrial & Commercial Bank of China	299,800	228,670
@IRSA Inversiones y Representaciones ADR	4,575	62,952
Itau Unibanco Holding ADR	2,600	61,230
@KB Financial Group ADR	10,089	482,274
@KLCC Property Holdings	156,000	173,075
Malayan Banking	64,355	190,801
OTP Bank	5,465	177,832
Powszechna Kasa Oszczednosci Bank Polski	11,733	179,550
Powszechny Zaklad Ubezpieczen	1,852	253,121
Samsung Life Insurance	4,130	368,688
Sberbank	119,117	438,351
Standard Bank Group	24,729	365,698
Turkiye Is Bankasi Class C	36,228	111,191
†UEM Land Holdings	261,723	244,241
VTB Bank GDR	38,300	236,506
		5,620,307
Healthcare – 0.31%
Hypermarcas	14,600	137,498
Teva Pharmaceutical Industries ADR	18,800	906,536
		1,044,034
Industrials – 0.22%
All America Latina Logistica	9,300	78,468
†Empresas ADR	10,400	95,888
†Gol Linhas Aereas Inteligentes ADR	8,600	104,490
Siam Cement NVDR	10,300	118,788
Torunlar Gayrimenkul Yatirim Ortakligi	23,011	87,710
Ultratech Cement	4,797	100,155
United Tractors	57,469	167,314
		752,813
Information Technology – 1.66%
Alibaba.com	45,500	72,783
B2W Cia Global Do Varejo	10,805	132,146
†Check Point Software Technologies	6,660	378,621
†Ctrip.com International ADR	19,800	852,984
†Foxconn International Holdings	183,000	80,741
Hon Hai Precision Industry	139,320	478,401
HTC	40,350	1,360,730
LG Display ADR	6,500	91,325
LG Electronics	2,229	173,903
MediaTek	3,006	32,657
†MStar Semiconductor	9,000	51,532
Samsung Electronics	783	608,941
†Shanda Interactive Entertainment ADR	5,600	217,336
†Sina	3,000	312,300
†Sohu.com	2,300	166,221
Taiwan Semiconductor Manufacturing	83,069	208,810
Taiwan Semiconductor Manufacturing ADR	17,700	223,197
United Microelectronics	420,000	208,666
		5,651,294
Materials – 1.06%
Anglo American Platinum	1,776	165,264
ArcelorMittal South Africa	15,176	177,567
Braskem ADR	7,575	220,281
Cemex ADR	42,237	363,238
Cia de Minas Buenaventura ADR	5,550	210,789
†Fibria Celulose ADR	14,700	193,893
@Gerdau	18,000	163,290
Gerdau ADR	13,000	136,760
Impala Platinum Holdings	3,920	105,779
Israel Chemicals	17,900	285,650
†=Jastrzebska Spolka Weglowa	3,200	158,656
KCC	908	285,370
MMC Norilsk Nickel ADR	7,346	192,494
†Petronas Chemicals Group	44,700	105,135
POSCO ADR	1,225	133,060
@Steel Authority of India	27,025	83,477
Vale ADR	20,225	646,189
		3,626,892

Telecommunications – 0.88%
America Movil ADR		4,100	220,908
China Telecom		120,000	78,339
Chunghwa Telecom ADR		7,560	261,198
KT ADR		12,650	245,916
LG Uplus		22,965	124,717
Mobile Telesystems ADR		32,300	614,346
MTN Group		6,281	133,810
SK Telecom ADR		24,525	458,618
Telecomunicacoes de Sao Paulo ADR		7,905	234,779
Turkcell Iletisim Hizmet ADR		15,750	213,413
Vodacom Group		32,723	406,946
			2,992,990
Utilities – 0.16%
Centrais Eletricas Brasileiras ADR		13,100	176,850
@Huaneng Power International ADR		4,225	90,077
Light		8,100	152,722
Polska Grupa Energetyczna		14,084	123,169
			542,818
Total Emerging Markets (cost $22,711,754)			28,412,872
Total Common Stock (cost $157,450,794)			198,764,036

Convertible Preferred Stock – 0.11%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		1,100	72,512
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49		757	39,553
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		67	67,184
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49		47	59,338
Healthsouth 6.50% exercise price $30.50, expiration date 12/31/49		67	75,392
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		325	51,087
Total Convertible Preferred Stock (cost $351,773)			365,066

Exchange-Traded Fund – 0.05%
iShares MSCI EAFE Growth Index		2,580	162,695
Total Exchange-Traded Fund (cost $160,467)			162,695

		Principal
		Amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	63,272	65,340
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.526% 11/25/32		11,868	11,427
Total Agency Asset-Backed Securities (cost $74,634)			76,767

Agency Collateralized Mortgage Obligations – 0.45%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		52,946	63,922
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		53,087	59,486
Series 2003-26 AT 5.00% 11/25/32		295,000	315,404
Series 2003-122 4.50% 2/25/28		38,277	39,536
Series 2010-41 PN 4.50% 4/25/40		120,000	120,476
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		42,444	47,958
Series 2662 MA 4.50% 10/15/31		33,385	34,506
Series 2872 GC 5.00% 11/15/29		200,000	206,914
Series 3022 MB 5.00% 12/15/28		91,374	93,231
Series 3337 PB 5.50% 7/15/30		148,548	150,497
GNMA Series 2010-113 KE 4.50% 9/20/40		295,000	300,122
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		100,000	99,813
Total Agency Collateralized Mortgage Obligations (cost $1,520,262)			1,531,865

Agency Mortgage-Backed Securities – 4.39%
Fannie Mae 6.50% 8/1/17		40,237	44,063
Fannie Mae Relocation 30 yr 5.00% 1/1/36		32,576	34,333
Fannie Mae S.F. 15 yr
4.00% 7/1/25		293,110	305,950
4.00% 8/1/25		396,840	414,225
4.00% 11/1/25		420,885	440,375
5.00% 9/1/18		48,609	52,543
5.50% 6/1/22		16,558	17,958
Fannie Mae S.F. 15 yr TBA 4.50% 7/1/26		1,155,000	1,224,300
Fannie Mae S.F. 20 yr 5.50% 8/1/28		58,322	63,291
Fannie Mae S.F. 30 yr
4.50% 6/1/38		69,831	72,438
5.00% 12/1/36		206,083	220,027
5.00% 12/1/37		55,504	59,086
5.00% 2/1/38		41,873	44,562
5.00% 7/1/40		566,539	603,102
6.50% 2/1/36		89,780	101,856
7.50% 6/1/31		34,112	40,042
Fannie Mae S.F. 30 yr TBA
4.00% 7/1/41		1,355,000	1,355,000
5.50% 7/1/41		1,915,000	2,070,594
6.00% 7/1/41		6,240,000	6,854,253
6.50% 7/1/41		565,000	639,686

•Freddie Mac ARM
2.822% 4/1/34	17,934	18,829
5.53% 7/1/36	52,547	55,313
Freddie Mac S.F. 15 yr
4.00% 2/1/14	61,406	63,981
5.00% 6/1/18	56,580	60,831
Freddie Mac S.F. 30 yr 7.00% 11/1/33	37,635	43,690
GNMA I S.F. 30 yr 7.50% 9/15/31	18,680	22,028
Total Agency Mortgage-Backed Securities (cost $14,884,763)		14,922,356

Commercial Mortgage-Backed Securities – 1.49%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	100,000	107,619
BAML Commercial Mortgage Securities
•Series 2004-3 A5 5.536% 6/10/39	53,193	57,469
•Series 2005-1 A5 5.163% 11/10/42	95,000	103,448
Series 2006-4 A4 5.634% 7/10/46	135,000	147,713
Bear Stearns Commercial Mortgage Securities
•Series 2004-PWR4 A3 5.468% 6/11/41	70,000	76,221
•Series 2005-PW10 A4 5.405% 12/11/40	90,000	98,115
•Series 2005-T20 A4A 5.148% 10/12/42	75,000	82,144
•Series 2006-PW12 A4 5.72% 9/11/38	345,000	379,927
Series 2007-PW15 A4 5.331% 2/11/44	55,000	58,092
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	100,000	101,514
wCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	85,000	92,024
Series 2006-C7 A2 5.69% 6/10/46	19,027	19,019
#Series 2010-C1 A1 144A 3.156% 7/10/46	133,319	134,270
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.422% 2/15/39	69,274	73,229
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	17,077	17,069
•Series 2004-GG2 A5 5.279% 8/10/38	75,000	78,751
•Series 2004-GG2 A6 5.396% 8/10/38	220,000	237,960
Series 2005-GG4 A4 4.761% 7/10/39	240,000	252,906
Series 2005-GG4 A4A 4.751% 7/10/39	120,000	127,914
#Series 2010-C1 A2 144A 4.592% 8/10/43	165,000	165,883
•#Series 2010-C1 C 144A 5.635% 8/10/43	300,000	296,459
JPMorgan Chase Commercial Mortgage Securities
Series 2003-C1 A2 4.985% 1/12/37	162,000	169,477
•Series 2005-LDP5 A4 5.205% 12/15/44	610,000	665,674
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	100,000	105,459
Morgan Stanley Capital I
•Series 2004-T15 A4 5.27% 6/13/41	500,000	541,203
Series 2005-HQ6 A4A 4.989% 8/13/42	300,000	324,661
•Series 2007-T27 A4 5.641% 6/11/42	155,000	171,599
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	135,000	140,111
•Wachovia Bank Commercial Mortgage Trust Series 2005-C20 A5 5.087% 7/15/42	55,972	56,493
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	180,000	177,060
Total Commercial Mortgage-Backed Securities (cost $4,709,150)		5,059,483

Convertible Bonds – 0.92%
Aerospace & Defense – 0.03%
AAR 1.75% exercise price $29.43, expiration date 1/1/26	52,000	57,330
L-3 Communications Holdings 3.00% exercise price $97.79, expiration date 8/1/35	49,000	50,164
		107,494
Automobiles & Automotive Parts – 0.03%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	94,000	90,240
		90,240
Banking, Finance & Insurance – 0.04%
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	48,000	50,640
Jefferies Group 3.875% exercise price $38.49, expiration date 11/1/29	78,000	78,390
		129,030
Capital Goods – 0.03%
#Altra Holdings 144A 2.75% exercise price $27.70, expiration date 2/27/31	35,000	38,019
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	40,000	55,250
		93,269
Computers & Technology – 0.07%
Equinix 4.75% exercise price $84.32, expiration date 6/15/16	73,000	103,478
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	60,000	60,525
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	68,000	72,250
		236,253
Electronics & Electrical Equipment – 0.11%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	88,000	89,650
Intel 2.95% exercise price $30.36, expiration date 12/15/35	65,000	67,519
Linear Technology 3.00% exercise price $44.11, expiration date 5/1/27	138,000	146,797
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	39,000	53,040
		357,006
Energy – 0.06%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	70,000	63,787
Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41	37,000	45,418
Transocean 1.50% exercise price $166.65, expiration date 12/15/37	106,000	105,441
		214,646

Healthcare & Pharmaceuticals – 0.16%
Alere 3.00% exercise price $43.98, expiration date 5/15/16	46,000	50,313
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	85,000	85,744
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	53,000	58,499
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	159,000	155,024
Medtronic 1.625% exercise price $54.00, expiration date 4/15/13	90,000	92,475
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	31,000	61,109
NuVasive 2.75% exercise price $42.13, expiration date 7/1/17	52,000	52,845
		556,009
Leisure, Lodging & Entertainment – 0.06%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	59,000	75,225
#Home Inns & Hotels Management 144A 2.00% exercise price $49.37, expiration date 12/15/15	25,000	24,625
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	116,000	109,620
		209,470
Packaging & Containers – 0.03%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	115,000	113,850
		113,850
Real Estate – 0.11%
#Digital Realty Trust 144A 5.50% exercise price $41.83, expiration date 4/15/29	26,000	39,439
Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29	59,000	66,449
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/11/30	80,000	110,500
National Retail Properties 5.125% exercise price $25.40, expiration date 6/15/28	140,000	156,100
		372,488
Retail – 0.00%
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	11,000	10,973
		10,973
Telecommunications – 0.19%
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	69,000	68,828
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	85,000	83,300
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	49,000	43,733
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	105,000	99,880
Level 3 Communications 3.50% exercise price $5.46, expiration date 6/15/12	130,000	130,324
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	87,000	87,544
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	29,000	40,818
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	77,000	89,223
		643,650
Total Convertible Bonds (cost $2,846,400)		3,134,378

Corporate Bonds – 21.05%
Banking – 2.56%
Abbey National Treasury Services 4.00% 4/27/16	165,000	163,909
AgriBank FCB 9.125% 7/15/19	325,000	404,603
#Bank of Montreal 144A 2.85% 6/9/15	155,000	160,742
BB&T 5.25% 11/1/19	399,000	421,165
•BB&T Capital Trust IV 6.82% 6/12/57	200,000	203,250
#Canadian Imperial Bank of Commerce 144A 2.60% 7/2/15	155,000	158,975
Capital One Capital V 10.25% 8/15/39	270,000	287,888
City National 5.25% 9/15/20	190,000	194,685
#Export-Import Bank of Korea 144A 5.25% 2/10/14	125,000	134,874
Fifth Third Bancorp 3.625% 1/25/16	435,000	439,236
•Fifth Third Capital Trust IV 6.50% 4/15/37	120,000	118,800
•#HBOS Capital Funding 144A 6.071% 6/29/49	140,000	121,800
JPMorgan Chase
3.15% 7/5/16	120,000	120,873
4.40% 7/22/20	60,000	58,888
JPMorgan Chase Bank 6.00% 10/1/17	285,000	317,128
JPMorgan Chase Capital XXV 6.80% 10/1/37	175,000	173,621
KeyBank 5.45% 3/3/16	290,000	314,948
KeyCorp 5.10% 3/24/21	290,000	295,926
Korea Development Bank 8.00% 1/23/14	100,000	113,887
•National City Bank 0.622% 6/7/17	250,000	234,569
PNC Funding
5.125% 2/8/20	530,000	568,461
5.25% 11/15/15	205,000	223,589
•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49	300,000	261,042
•#Rabobank Nederland 144A 11.00% 12/29/49	275,000	351,919
•SunTrust Bank 0.548% 8/24/15	125,000	118,302
•SunTrust Capital VIII 6.10% 12/15/36	320,000	314,598
SVB Financial Group 5.375% 9/15/20	305,000	307,020
US Bank 6.30% 2/4/14	570,000	635,616
•USB Capital IX 3.50% 10/29/49	340,000	281,449
Wachovia
•0.648% 10/15/16	130,000	124,884
5.25% 8/1/14	115,000	123,352
5.60% 3/15/16	265,000	287,177
Wells Fargo 4.60% 4/1/21	210,000	211,578
•Wells Fargo Capital XIII 7.70% 12/29/49	301,000	308,525
Zions Bancorporation 7.75% 9/23/14	147,000	161,294
		8,718,573
Basic Industry – 1.63%
AK Steel 7.625% 5/15/20	140,000	144,200
Alcoa
5.40% 4/15/21	40,000	40,199
6.75% 7/15/18	385,000	426,383

#Algoma Acqusition 144A 9.875% 6/15/15		77,000	71,995
ArcelorMittal
5.50% 3/1/21		185,000	185,633
9.85% 6/1/19		390,000	495,131
#Barrick North America Finance 144A
4.40% 5/30/21		255,000	254,322
5.70% 5/30/41		100,000	97,419
Century Aluminum 8.00% 5/15/14		114,000	118,418
CF Industries 7.125% 5/1/20		111,000	129,454
Compass Minerals International 8.00% 6/1/19		90,000	98,775
Dow Chemical
4.25% 11/15/20		299,000	292,925
8.55% 5/15/19		506,000	653,441
duPont (E.I.) deNemours 3.625% 1/15/21		275,000	267,470
Georgia-Pacific
8.00% 1/15/24		230,000	273,701
#144A 5.40% 11/1/20		250,000	255,247
Hexion U.S. Nova Scotia 8.875% 2/1/18		95,000	99,275
International Paper 9.375% 5/15/19		290,000	370,878
#MacDermid 144A 9.50% 4/15/17		26,000	27,170
Momentive Performance Materials 11.50% 12/1/16		160,000	171,200
#Nalco 144A 6.625% 1/15/19		60,000	61,800
Novelis 8.75% 12/15/20		120,000	130,200
Reliance Steel & Aluminum 6.85% 11/15/36		45,000	44,866
Ryerson
•7.648% 11/1/14		8,000	7,920
12.00% 11/1/15		120,000	128,100
Southern Copper 7.50% 7/27/35		315,000	330,611
Steel Dynamics 7.75% 4/15/16		22,000	23,210
Teck Resources
6.25% 7/15/41		200,000	202,608
9.75% 5/15/14		119,000	144,140
			5,546,691
Brokerage – 0.46%
•Bear Stearns 5.44% 12/7/12	AUD	430,000	456,952
E TRADE Financial PIK 12.50% 11/30/17	USD	172,000	202,100
Goldman Sachs Group 5.375% 3/15/20		265,000	274,125
Jefferies Group
6.25% 1/15/36		35,000	32,741
6.45% 6/8/27		260,000	260,738
Lazard Group 6.85% 6/15/17		300,000	331,259
			1,557,915
Capital Goods – 0.63%
Anixter 10.00% 3/15/14		3,000	3,428
Berry Plastics 9.75% 1/15/21		125,000	121,563
Case New Holland 7.75% 9/1/13		67,000	72,863
Casella Waste Systems 11.00% 7/15/14		50,000	55,875
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		75,000	74,625
#Cemex Finance 144A 9.50% 12/14/16		100,000	103,875
Graham Packaging 8.25% 10/1/18		35,000	39,113
Jabil Circuit 7.75% 7/15/16		38,000	42,275
#Meccanica Holdings USA 144A 6.25% 7/15/19		405,000	432,796
#Nortek 144A 8.50% 4/15/21		150,000	139,500
#Plastipak Holdings 144A 10.625% 8/15/19		67,000	75,710
Ply Gem Industries 13.125% 7/15/14		147,000	155,085
Pregis 12.375% 10/15/13		124,000	123,535
RBS Global 11.75% 8/1/16		77,000	81,813
Republic Services
4.75% 5/15/23		170,000	169,180
5.25% 11/15/21		85,000	89,989
Smurfit Kappa Funding 7.75% 4/1/15		87,000	88,305
Trimas 9.75% 12/15/17		67,000	73,700
#Votorantim Cimentos 144A 7.25% 4/5/41		200,000	198,499
			2,141,729
Consumer Cyclical – 1.55%
#Allison Transmission 144A 11.00% 11/1/15		132,000	141,240
American Axle & Manufacturing 7.875% 3/1/17		192,000	192,960
#Ameristar Casinos 144A 7.50% 4/15/21		135,000	139,894
ArvinMeritor 8.125% 9/15/15		167,000	174,933
#Beazer Homes USA 144A 9.125% 5/15/19		75,000	64,875
#Chrysler Group 144A 8.25% 6/15/21		200,000	197,000
CKE Restaurants 11.375% 7/15/18		110,000	120,725
CVS Caremark 5.75% 5/15/41		250,000	246,676
Dave & Buster's 11.00% 6/1/18		35,000	37,625
#Delphi 144A 6.125% 5/15/21		135,000	133,988
#Dunkin Finance 144A 9.625% 12/1/18		52,000	52,714
#Equinox Holdings 144A 9.50% 2/1/16		18,000	18,990
Family Dollar Stores 5.00% 2/1/21		120,000	117,902
Ford Motor 7.45% 7/16/31		263,000	299,461
Ford Motor Credit
5.00% 5/15/18		215,000	214,802
12.00% 5/15/15		185,000	229,605
Goodyear Tire & Rubber 8.25% 8/15/20		85,000	92,225

Hanesbrands 6.375% 12/15/20	255,000	248,624
Harrah's Operating 10.00% 12/15/18	286,000	259,544
K Hovnanian Enterprises 10.625% 10/15/16	76,000	76,190
M/I Homes 8.625% 11/15/18	110,000	108,763
Macy's Retail Holdings 5.90% 12/1/16	181,000	204,089
#Marina District Finance 144A 9.875% 8/15/18	45,000	46,913
MGM MIRAGE 11.375% 3/1/18	322,000	363,054
Mobile Mini 6.875% 5/1/15	64,000	65,440
Mohawk Industries 6.875% 1/15/16	37,000	40,423
New Albertsons 7.25% 5/1/13	13,000	13,358
Norcraft Finance
10.50% 12/15/15	7,000	7,140
#144A 10.50% 12/15/15	155,000	158,100
OSI Restaurant Partners 10.00% 6/15/15	75,000	79,125
#Pinafore 144A 9.00% 10/1/18	140,000	151,550
Pinnacle Entertainment 8.75% 5/15/20	182,000	191,555
Royal Caribbean Cruises 7.00% 6/15/13	26,000	27,885
Ryland Group 8.40% 5/15/17	72,000	78,660
Sally Holdings 10.50% 11/15/16	105,000	112,613
#Sealy Mattress 144A 10.875% 4/15/16	21,000	23,415
Standard Pacific 10.75% 9/15/16	95,000	108,063
Whirlpool 4.85% 6/15/21	215,000	213,083
Wyndham Worldwide
5.625% 3/1/21	115,000	114,923
5.75% 2/1/18	70,000	72,380
Wynn Las Vegas 7.75% 8/15/20	25,000	27,281
		5,267,786
Consumer Non-Cyclical – 2.81%
Accellent 8.375% 2/1/17	70,000	72,713
Amgen 3.45% 10/1/20	415,000	396,479
Anheuser-Busch Inbev Worldwide 5.375% 11/15/14	310,000	346,457
Bio-Rad Laboratories
4.875% 12/15/20	250,000	255,483
8.00% 9/15/16	52,000	57,980
#Blue Merger Sub 144A 7.625% 2/15/19	120,000	121,800
#Bumble Bee Acquisition 144A 9.00% 12/15/17	205,000	207,050
CareFusion 6.375% 8/1/19	620,000	700,911
Celgene
2.45% 10/15/15	80,000	79,602
3.95% 10/15/20	390,000	377,193
Coca-Cola Enterprises 4.50% 9/1/21	295,000	304,109
Covidien International Finance 4.20% 6/15/20	975,000	995,182
Delhaize Group
5.70% 10/1/40	108,000	100,822
6.50% 6/15/17	65,000	75,031
#DJO Finance 144A 9.75% 10/15/17	45,000	45,900
#Dole Food 144A 8.00% 10/1/16	87,000	91,568
Express Scripts 3.125% 5/15/16	260,000	261,895
Hospira 6.40% 5/15/15	445,000	506,039
Ingles Markets 8.875% 5/15/17	72,000	77,400
International CCE 3.50% 9/15/20	255,000	244,637
Jarden
6.125% 11/15/22	65,000	64,756
7.50% 1/15/20	25,000	26,125
Kraft Foods 6.125% 8/23/18	240,000	275,637
LVB Acquisition
11.625% 10/15/17	67,000	74,538
PIK 10.375% 10/15/17	57,000	63,128
McKesson 4.75% 3/1/21	240,000	249,524
Medco Health Solutions
4.125% 9/15/20	270,000	260,794
7.125% 3/15/18	310,000	362,729
Merck 3.875% 1/15/21	190,000	188,980
#Mylan 144A 6.00% 11/15/18	145,000	148,081
#NBTY 144A 9.00% 10/1/18	175,000	185,500
#Pernod-Ricard 144A 5.75% 4/7/21	710,000	744,830
#Reynolds Group Issuer 144A 9.00% 4/15/19	330,000	327,525
#Scotts Miracle-Gro 144A 6.625% 12/15/20	50,000	51,375
Smithfield Foods 10.00% 7/15/14	23,000	26,795
Tops Markets 10.125% 10/15/15	44,000	46,915
Tyson Foods 10.50% 3/1/14	66,000	78,705
#Viskase 144A 9.875% 1/15/18	135,000	141,413
#Woolworths 144A 4.55% 4/12/21	180,000	181,218
Yale University 2.90% 10/15/14	230,000	242,490
Yankee Acquisition 9.75% 2/15/17	116,000	122,670
Zimmer Holdings 4.625% 11/30/19	355,000	373,688
		9,555,667
Energy – 3.11%
AmeriGas Partners
6.50% 5/20/21	90,000	91,013
7.125% 5/20/16	26,000	26,910
Antero Resources Finance 9.375% 12/1/17	44,000	47,520
Berry Petroleum 10.25% 6/1/14	10,000	11,475

Chesapeake Energy
6.125% 2/15/21	90,000	91,238
6.50% 8/15/17	20,000	21,250
#CNOOC Finance 2011 144A 4.25% 1/26/21	425,000	417,593
Complete Production Service 8.00% 12/15/16	119,000	124,950
Comstock Resources 7.75% 4/1/19	30,000	30,263
Copano Energy 7.75% 6/1/18	57,000	58,995
Ecopetrol 7.625% 7/23/19	163,000	196,008
El Paso
6.875% 6/15/14	4,000	4,490
7.00% 6/15/17	113,000	128,410
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	7,000	7,013
El Paso Pipeline Partners Operating 6.50% 4/1/20	145,000	163,045
•Enbridge Energy Partners 8.05% 10/1/37	270,000	293,296
Energy Transfer Partners
4.65% 6/1/21	425,000	416,605
9.70% 3/15/19	345,000	441,511
#ENI 144A 4.15% 10/1/20	250,000	238,101
Enterprise Products Operating
•7.034% 1/15/68	345,000	363,155
9.75% 1/31/14	195,000	232,923
Forest Oil 7.25% 6/15/19	98,000	100,450
Headwaters 7.625% 4/1/19	170,000	155,550
#Helix Energy Solutions Group 144A 9.50% 1/15/16	154,000	159,390
#Hercules Offshore 144A 10.50% 10/15/17	115,000	120,750
#Hilcorp Energy Finance I 144A
7.625% 4/15/21	65,000	68,250
7.75% 11/1/15	67,000	69,345
Holly 9.875% 6/15/17	82,000	91,840
#Inergy Finance 144A 6.875% 8/1/21	65,000	65,081
#IPIC GMTN 144A 5.00% 11/15/20	250,000	248,750
Kinder Morgan Energy Partners 9.00% 2/1/19	480,000	616,424
Linn Energy
8.625% 4/15/20	57,000	62,130
#144A 6.50% 5/15/19	35,000	34,738
#Murray Energy 144A 10.25% 10/15/15	97,000	102,335
#NFR Energy 144A 9.75% 2/15/17	92,000	89,700
Noble Energy 8.25% 3/1/19	280,000	358,550
Pemex Project Funding Master Trust 6.625% 6/15/35	110,000	116,493
Petrobras International Finance
3.875% 1/27/16	155,000	158,614
5.375% 1/27/21	295,000	304,384
5.75% 1/20/20	248,000	265,795
5.875% 3/1/18	25,000	27,024
PetroHawk Energy 7.25% 8/15/18	175,000	180,469
Petroleum Development 12.00% 2/15/18	79,000	88,085
Plains All American Pipeline 8.75% 5/1/19	310,000	390,564
Pride International 6.875% 8/15/20	640,000	745,904
Quicksilver Resources 7.125% 4/1/16	63,000	62,370
Range Resources
5.75% 6/1/21	50,000	49,250
8.00% 5/15/19	127,000	138,430
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	138,683	151,511
#SandRidge Energy 144A 9.875% 5/15/16	162,000	178,605
TC Pipelines 4.65% 6/15/21	135,000	134,540
•TransCanada PipeLines 6.35% 5/15/67	470,000	473,046
Transocean 6.50% 11/15/20	495,000	554,514
Weatherford International Bermuda 9.625% 3/1/19	205,000	265,125
Williams
7.75% 6/15/31	70,000	81,925
8.75% 3/15/32	80,000	101,995
#Woodside Finance 144A
8.125% 3/1/14	80,000	92,719
8.75% 3/1/19	220,000	278,429
		10,588,838
Financials – 0.92%
#ABB Treasury Center USA 144A 4.00% 6/15/21	150,000	147,185
#CDP Financial 144A
4.40% 11/25/19	250,000	256,464
5.60% 11/25/39	250,000	257,424
#ERAC USA Finance 144A 5.25% 10/1/20	470,000	499,439
FTI Consulting
6.75% 10/1/20	50,000	50,750
7.75% 10/1/16	40,000	42,000
#FUEL Trust 144A 3.984% 6/15/16	200,000	198,596
General Electric Capital
4.375% 9/16/20	280,000	277,310
5.30% 2/11/21	195,000	203,287
6.00% 8/7/19	595,000	659,886
International Lease Finance
6.25% 5/15/19	138,000	135,041
8.25% 12/15/20	75,000	81,188
8.75% 3/15/17	50,000	54,813

Nuveen Investments
10.50% 11/15/15	138,000	141,795
#144A 10.50% 11/15/15	135,000	137,363
		3,142,541
Insurance – 0.66%
American International Group 8.25% 8/15/18	245,000	281,536
•Chubb 6.375% 3/29/67	220,000	228,800
•Genworth Financial 6.15% 11/15/66	97,000	71,053
•#ILFC E-Capital Trust I 144A 5.74% 12/21/65	250,000	205,298
•ING Groep 5.775% 12/29/49	110,000	101,750
•#Liberty Mutual Group 144A 7.00% 3/15/37	70,000	66,962
MetLife
6.40% 12/15/36	20,000	19,600
6.817% 8/15/18	285,000	334,174
#Metlife Capital Trust X 144A 9.25% 4/8/38	400,000	490,000
Prudential Financial
3.875% 1/14/15	55,000	57,455
4.50% 11/15/20	145,000	144,303
6.00% 12/1/17	105,000	118,002
=@#‡wTwin Reefs Pass Through Trust 144A 0.00% 12/31/49	200,000	0
•XL Group 6.50% 12/31/49	140,000	129,850
		2,248,783
Media– 1.05%
#Affinion Group 144A 7.875% 12/15/18	120,000	112,800
#CCO Holdings 144A 7.00% 1/15/19	25,000	25,813
#Charter Communications Operating 144A 10.875% 9/15/14	149,000	164,645
#Clear Channel Communications 144A 9.00% 3/1/21	70,000	67,375
DIRECTV Holdings 5.00% 3/1/21	260,000	269,807
Discovery Communications 4.375% 6/15/21	330,000	327,422
DISH DBS
7.875% 9/1/19	73,000	79,114
#144A 6.75% 6/1/21	128,000	131,840
GXS Worldwide 9.75% 6/15/15	251,000	255,393
Historic TW 6.875% 6/15/18	270,000	316,406
Lamar Media 6.625% 8/15/15	63,000	64,243
LIN Television 6.50% 5/15/13	23,000	23,144
#NBC Universal Media 144A 4.375% 4/1/21	270,000	267,703
Nielsen Finance
11.50% 5/1/16	21,000	24,675
11.625% 2/1/14	2,000	2,345
#Sinclair Television Group 144A 9.25% 11/1/17	72,000	79,380
#Sirius XM Radio 144A 8.75% 4/1/15	145,000	160,588
Symantec 4.20% 9/15/20	165,000	158,974
Time Warner 4.75% 3/29/21	80,000	81,538
Time Warner Cable 8.25% 4/1/19	270,000	337,245
#UPCB Finance III 144A 6.625% 7/1/20	150,000	148,875
Videotron 6.375% 12/15/15	3,000	3,109
#Vivendi 144A 6.625% 4/4/18	335,000	379,488
#XM Satellite Radio 144A 13.00% 8/1/13	74,000	87,135
		3,569,057
Real Estate – 0.74%
Brandywine Operating Partnership 4.95% 4/15/18	190,000	192,899
Developers Diversified Realty
4.75% 4/15/18	95,000	93,781
7.50% 4/1/17	40,000	45,351
7.875% 9/1/20	242,000	277,933
9.625% 3/15/16	72,000	86,961
Digital Realty Trust
5.25% 3/15/21	230,000	229,237
5.875% 2/1/20	115,000	120,770
Health Care REIT 5.25% 1/15/22	320,000	319,409
Host Hotels & Resorts
6.00% 11/1/20	85,000	85,638
6.375% 3/15/15	75,000	76,875
#144A 5.875% 6/15/19	65,000	65,406
#Qatari Diar Finance 144A 5.00% 7/21/20	113,000	116,390
Regency Centers
4.80% 4/15/21	80,000	80,822
5.875% 6/15/17	100,000	110,986
UDR 4.25% 6/1/18	105,000	104,448
Ventas Realty
4.75% 6/1/21	220,000	215,173
6.50% 6/1/16	34,000	35,159
#WEA Finance 144A 4.625% 5/10/21	255,000	247,949
		2,505,187
Services Non-Cyclical – 0.69%
#Brambles USA 144A
3.95% 4/1/15	345,000	356,179
5.35% 4/1/20	50,000	51,279
Community Health Systems 8.875% 7/15/15	30,000	30,975
Corrections Corporation of America 7.75% 6/1/17	114,000	124,688
Coventry Health Care 5.45% 6/15/21	205,000	210,159
#Geo Group 144A 6.625% 2/15/21	75,000	74,813

#HCA Holdings 144A 7.75% 5/15/21	205,000	213,713
HCA PIK 9.625% 11/15/16	3,000	3,199
#Health Care Services 144A 4.70% 1/15/21	75,000	77,123
#Highmark 144A
4.75% 5/15/21	110,000	109,367
6.125% 5/15/41	40,000	39,689
Laboratory Corporation of America Holdings 4.625% 11/15/20	70,000	71,226
#Multiplan 144A 9.875% 9/1/18	135,000	144,113
PHH 9.25% 3/1/16	270,000	296,662
Quest Diagnostics
4.70% 4/1/21	330,000	338,457
4.75% 1/30/20	35,000	36,260
Radnet Management 10.375% 4/1/18	52,000	53,430
RSC Equipment Rental 10.25% 11/15/19	91,000	100,100
		2,331,432
Technology – 0.56%
Amkor Technology 7.375% 5/1/18	65,000	66,381
First Data
9.875% 9/24/15	90,000	92,925
11.25% 3/31/16	135,000	133,650
Hewlett-Packard 4.30% 6/1/21	610,000	617,199
National Semiconductor 6.60% 6/15/17	345,000	406,555
#Seagate Technology International 144A 10.00% 5/1/14	146,000	170,090
SunGard Data Systems 10.25% 8/15/15	47,000	48,763
#Unisys 144A 12.75% 10/15/14	40,000	46,800
Xerox 4.50% 5/15/21	340,000	336,969
		1,919,332
Telecommunications – 1.91%
America Movil 5.00% 3/30/20	230,000	241,086
AT&T 4.45% 5/15/21	360,000	367,088
Avaya
9.75% 11/1/15	125,000	128,125
PIK 10.125% 11/1/15	45,000	46,463
#144A 7.00% 4/1/19	240,000	233,400
CenturyLink 6.45% 6/15/21	175,000	173,313
Citizens Communications 6.25% 1/15/13	4,000	4,195
#Clearwire Communications 144A 12.00% 12/1/15	412,000	442,830
Cricket Communications 7.75% 10/15/20	290,000	284,925
#Crown Castle Towers 144A 4.883% 8/15/20	770,000	775,677
Global Crossing 12.00% 9/15/15	134,000	156,780
Hughes Network Systems 9.50% 4/15/14	108,000	110,970
Intelsat Jackson Holdings
11.25% 6/15/16	7,000	7,438
#144A 7.25% 10/15/20	130,000	129,675
Level 3 Financing
9.25% 11/1/14	10,000	10,338
10.00% 2/1/18	112,000	120,820
MetroPCS Wireless 6.625% 11/15/20	55,000	54,588
NII Capital 10.00% 8/15/16	134,000	156,110
PAETEC Holding
8.875% 6/30/17	67,000	70,685
9.50% 7/15/15	101,000	105,293
Qwest 8.375% 5/1/16	502,000	594,869
Sprint Capital 8.75% 3/15/32	167,000	181,613
#Telcordia Technologies 144A 11.00% 5/1/18	50,000	63,375
Telecom Italia Capital
5.25% 10/1/15	70,000	72,843
6.999% 6/4/18	190,000	208,086
7.721% 6/4/38	85,000	84,771
Telefonica Emisiones
5.462% 2/16/21	45,000	45,768
6.421% 6/20/16	280,000	312,966
Telesat Canada
11.00% 11/1/15	214,000	235,133
12.50% 11/1/17	44,000	53,020
Virgin Media Secured Finance 6.50% 1/15/18	700,000	770,874
#West 144A 7.875% 1/15/19	45,000	43,763
#Wind Acquisition Finance 144A 11.75% 7/15/17	150,000	170,625
Windstream 8.125% 8/1/13	48,000	52,320
		6,509,825
Transportation – 0.28%
#AMGH Merger Sub 144A 9.25% 11/1/18	105,000	111,300
Burlington Northern Santa Fe
4.70% 10/1/19	155,000	164,733
5.65% 5/1/17	30,000	34,127
5.75% 3/15/18	15,000	17,032
CSX
4.25% 6/1/21	210,000	209,436
5.50% 4/15/41	40,000	39,170
Kansas City Southern Railway 13.00% 12/15/13	42,000	49,035
Ryder System 3.50% 6/1/17	215,000	217,144
#United Air Lines 144A 12.00% 11/1/13	115,000	123,913
		965,890

Utilities – 1.49%
AES
7.75% 3/1/14		1,000	1,085
8.00% 6/1/20		75,000	80,250
Ameren Illinois 9.75% 11/15/18		480,000	631,622
#American Transmission Systems 144A 5.25% 1/15/22		335,000	356,369
#Calpine 144A 7.875% 7/31/20		85,000	89,250
CenterPoint Energy 5.95% 2/1/17		180,000	201,729
CMS Energy
4.25% 9/30/15		125,000	129,194
6.25% 2/1/20		80,000	85,531
Commonwealth Edison
4.00% 8/1/20		55,000	54,573
5.80% 3/15/18		125,000	140,324
Duke Energy Carolinas 3.90% 6/15/21		140,000	140,193
#Enel Finance International 144A 6.00% 10/7/39		140,000	126,909
Florida Power 5.65% 6/15/18		75,000	85,688
GenOn Energy
9.50% 10/15/18		200,000	209,000
9.875% 10/15/20		60,000	63,000
Great Plains Energy 4.85% 6/1/21		240,000	241,239
#Ipalco Enterprises 144A 5.00% 5/1/18		100,000	97,935
Jersey Central Power & Light 5.625% 5/1/16		65,000	73,091
NiSource Finance
5.45% 9/15/20		40,000	42,206
6.40% 3/15/18		120,000	136,128
6.80% 1/15/19		150,000	174,350
#NRG Energy 144A 7.875% 5/15/21		85,000	85,000
Pennsylvania Electric 5.20% 4/1/20		190,000	200,447
PPL Electric Utilities 7.125% 11/30/13		100,000	113,540
Public Service Company of Oklahoma 5.15% 12/1/19		380,000	404,409
#Puget Energy 144A 6.00% 9/1/21		125,000	125,601
•Puget Sound Energy 6.974% 6/1/67		219,000	218,445
Sempra Energy 6.15% 6/15/18		235,000	267,906
Southern California Edison 5.50% 8/15/18		285,000	324,758
•Wisconsin Energy 6.25% 5/15/67		165,000	166,233
			5,066,005
Total Corporate Bonds (cost $69,095,390)			71,635,251

Municipal Bonds – 0.11%
Oregon State Taxable Pension 5.892% 6/1/27		200,000	214,244
•¤Puerto Rico Sales Tax Financing Revenue First Subordinate Series B 5.00% 8/1/39-11		155,000	155,646
Total Municipal Bonds (cost $355,000)			369,890

Non-Agency Asset-Backed Securities – 0.88%
•Ally Master Owner Trust Series 2011-1 A1 1.06% 1/15/16		195,000	195,846
•American Express Credit Account Master Trust Series 2010-1 B 0.79% 11/16/15		100,000	100,128
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		120,000	120,790
•Bank of America Credit Card Trust Series 2008-A5 A5 1.39% 12/16/13		675,000	675,305
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		320,000	371,804
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16		45,334	45,575
Series 2010-VT1A A3 2.41% 5/15/13		100,000	100,571
Citibank Credit Card Issuance Trust
•Series 2004-C1 C1 0.84% 7/15/13		100,000	99,994
Series 2007-A3 A3 6.15% 6/15/39		80,000	94,494
•Series 2009-A1 A1 1.94% 3/17/14		125,000	126,478
CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16		240,000	246,003
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		105,000	120,280
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	104,884
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.74% 9/15/14	USD	100,000	101,354
Harley-Davidson Motorcycle Trust Series 2009-4 A3 1.87% 2/15/14		91,144	91,525
Mid-State Trust Series 11 A1 4.864% 7/15/38		81,879	79,942
•Residential Asset Securities Series 2006-KS3 AI3 0.36% 4/25/36		260,149	234,220
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		84,788	85,317
Total Non-Agency Asset-Backed Securities (cost $2,983,357)			2,994,510

Non-Agency Collateralized Mortgage Obligations – 0.26%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		40,643	37,445
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		116,038	112,589
Series 2005-6 7A1 5.50% 7/25/20		12,754	12,036
@•Bank of America Funding Securities Series 2006-H 1A2 2.839% 9/20/46		6,699	589
•Bank of America Mortgage Securities Series 2003-D 1A2 2.747% 5/25/33		744	478
•ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36		110,000	85,489
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		0	0
wCountrywide Home Loan Mortgage Pass Through Trust Series 2006-1 A2 6.00% 3/25/36		86,354	71,911
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27		40,020	42,430
•Series 1999-3 A 8.00% 8/19/29		63,193	63,697
Series 2005-RP1 1A3 8.00% 1/25/35		86,768	86,869
Series 2005-RP1 1A4 8.50% 1/25/35		39,859	38,925
•MASTR ARM Trust Series 2005-6 7A1 5.383% 6/25/35		102,853	91,792
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		125,154	127,288

•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		46,805	46,587
•Structured ARM Loan Trust Series 2006-5 5A4 5.394% 6/25/36		58,684	13,563
•Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR16 2A1 2.756% 10/25/35		6,456	5,818
Series 2006-AR5 2A1 2.74% 4/25/36		39,687	32,135
Total Non-Agency Collateralized Mortgage Obligations (cost $926,983)			869,641

Regional Bonds – 0.19%Δ
Australia – 0.05%
New South Wales Treasury 2.75% 11/20/25	AUD	157,000	181,457
			181,457
Canada – 0.14%
Province of New Brunswick 2.75% 6/15/18	USD	235,000	232,153
Province of Ontario 3.15% 12/15/17		195,000	199,201
Province of Quebec 4.50% 12/1/20	CAD	43,000	46,951
			478,305
Total Regional Bonds (cost $613,865)			659,762

«Senior Secured Loans – 1.42%
Advantage Sales & Marketing 5.25% 11/29/17	USD	59,538	59,717
Affinion Group Tranche B 5.00% 10/7/16		14,072	14,072
API Technologies Tranche B 7.75% 6/1/16		75,000	73,500
ATI Holdings 7.50% 3/12/16		49,117	48,810
Attachmate 6.50% 11/21/16		165,000	165,439
BNY ConvergEx Group 8.75% 11/29/17		125,000	127,500
Brock Holdings III
10.50% 2/15/18		65,000	66,869
Tranche B 6.75% 2/15/17		64,838	65,270
Burlington Coat Factory Warehouse Tranche B 6.25% 2/10/17		254,650	254,809
Caesars Operating Tranche B1 3.274% 1/28/15		70,000	63,215
Cengage Learning Acquisitions 7.50% 7/7/14		324,975	326,599
Charter Communications Operating Tranche B 8.50% 3/6/14		5,432	5,459
Chrysler Group 6.00% 4/28/17		270,000	264,283
Citadel Broadcasting Tranche B 4.25% 11/29/16		271,086	271,286
CityCenter Holdings 7.50% 1/10/15		40,000	40,329
Clear Channel Communication Tranche B 3.841% 1/29/16		112,086	95,273
Community Health Systems 3.754% 1/25/17		149,684	146,374
Consolidated Container 5.50% 9/28/14		75,000	68,938
Delta Air Lines Tranche B 5.50% 3/29/17		65,000	64,528
First Data Tranche B2 2.945% 9/24/14		66,403	61,626
Frac Tech International Tranche B 6.25% 4/19/16		89,188	89,194
GenOn Energy Tranche B 6.00% 6/20/17		124,373	124,516
Graham Packaging Tranche C 6.75% 4/5/14		142,821	143,390
Grifols Tranche B 6.00% 6/4/16		285,000	286,512
Houghton International Tranche B 6.75% 1/11/16		69,525	69,959
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18		150,000	150,687
Level 3 Financing 14.00% 4/11/12		52,273	52,273
Mediacom Illinois 5.50% 3/31/17		69,646	69,624
MGM MIRAGE Tranche E 7.00% 2/21/14		135,000	132,143
Multiplan 4.75% 8/26/17		90,000	89,690
Nortek 5.25% 4/12/17		124,688	124,765
Nuveen Investment
5.807% 5/13/17		189,834	190,111
2nd Lien 12.50% 7/9/15		270,000	288,563
PQ 6.70% 7/30/15		140,000	137,598
Remy International Tranche B 6.25% 12/16/16		124,375	125,152
Sensus USA 2nd Lien 8.50% 4/13/18		165,000	167,543
Texas Competitive Electric Holdings Tranche B2 3.50% 10/10/14		90,000	76,289
Toys R US Tranche B 6.00% 9/1/16		69,649	69,732
Univision Communications 4.441% 3/29/17		62,656	59,602
Visant 5.25% 12/31/16		34,750	34,632
Wyle Services 5.50% 3/31/17		65,000	65,276
Total Senior Secured Loans (cost $4,769,667)			4,831,147

Sovereign Bonds – 4.05%Δ
Australia – 0.60%
Australian Government
4.50% 4/15/20	AUD	1,183,000	1,207,883
6.00% 2/15/17	AUD	560,000	631,922
Australian Government Inflation Linked 3.00% 9/20/25	AUD	157,000	187,711
			2,027,516
Belgium – 0.05%
Belgium Government 4.25% 9/28/21	EUR	105,900	155,419
			155,419
Brazil – 0.15%
Federal Republic of Brazil
7.125% 1/20/37	USD	200,000	248,000
8.875% 10/14/19		200,000	275,500
			523,500
Canada – 0.11%
Canadian Government
3.75% 6/1/19	CAD	203,000	223,491
4.00% 6/1/41	CAD	130,000	146,122
			369,613

Chile – 0.04%
Chile Government International 5.50% 8/5/20	CLP	68,000,000	146,796
			146,796
Colombia – 0.15%
Republic of Colombia
6.125% 1/18/41	USD	207,000	226,147
8.375% 2/15/27		113,000	143,228
10.375% 1/28/33		80,000	126,800
			496,175
France – 0.08%
France Government Bond O.A.T
3.75% 4/25/17	EUR	104,000	157,994
3.75% 4/25/21	EUR	89,000	132,675
			290,669
Germany – 0.09%
Deutschland Republic 2.25% 9/4/20	EUR	228,000	312,819
			312,819
Indonesia – 0.16%
Indonesia Government International 7.25% 4/20/15	USD	11,000	12,743
Indonesia Treasury Bonds
10.50% 8/15/30	IDR	670,000,000	90,675
11.00% 11/15/20	IDR	3,089,000,000	442,636
			546,054
Lithuania – 0.04%
#Lithuania Government International 144A 6.125% 3/9/21	USD	120,000	127,800
			127,800
Mexico – 0.37%
Mexican Bonos
7.75% 12/14/17	MXN	4,735,000	432,955
8.50% 12/13/18	MXN	7,565,000	715,907
United Mexican States 5.95% 3/19/19	USD	84,000	96,810
			1,245,672
New Zealand – 0.03%
New Zealand Government 6.00% 5/15/21	NZD	110,000	97,442
			97,442
Norway – 0.68%
Eksportfinans 2.375% 5/25/16	USD	195,000	195,922
Norwegian Government
3.75% 5/25/21	NOK	1,091,000	208,646
4.50% 5/22/19	NOK	6,318,000	1,275,722
5.00% 5/15/15	NOK	3,194,000	643,082
			2,323,372
Panama – 0.14%
Republic of Panama
6.70% 1/26/36	USD	60,000	71,100
7.125% 1/29/26		100,000	123,750
7.25% 3/15/15		113,000	133,679
8.875% 9/30/27		116,000	165,010
			493,539
Peru – 0.14%
Republic of Peru 7.125% 3/30/19		386,000	466,288
			466,288
Philippines – 0.16%
Republic of Philippines
6.375% 10/23/34		240,000	263,400
6.50% 1/20/20		100,000	116,880
9.50% 10/21/24		35,000	49,175
9.875% 1/15/19		97,000	133,496
			562,951
Poland – 0.20%
Poland Government International
5.00% 10/24/13	PLN	140,000	51,205
5.50% 4/25/15	PLN	390,000	144,301
5.50% 10/25/19	PLN	360,000	129,707
Republic of Poland
5.125% 4/21/21	USD	107,000	110,879
6.375% 7/15/19		200,000	229,000
			665,092
Republic of Korea – 0.05%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	175,571,947	183,411
			183,411
Russia – 0.22%
ΦRussia Euro-Bond
7.50% 3/31/30		378,005	446,518
144A 7.50% 3/31/30	USD	263,825	311,973
			758,491
South Africa – 0.21%
#Eskom Holdings 144A 5.75% 1/26/21		258,000	268,320
South Africa Government International
5.50% 3/9/20		263,000	288,642
6.50% 6/2/14		61,000	68,717
South Africa Inflation Linked 2.75% 1/31/22	ZAR	570,764	86,022
			711,701

Sweden – 0.06%
Sweden Government 5.00% 12/1/20	SEK	1,040,000	192,414
			192,414
Turkey – 0.13%
Turkey Government 4.00% 4/29/15	TRY	372,552	243,647
Turkey Government International 5.625% 3/30/21	USD	200,000	210,000
			453,647
United Kingdom – 0.10%
United Kingdom Gilt
4.50% 3/7/19	GBP	91,000	161,137
4.75% 3/7/20	GBP	100,000	178,839
			339,976
Uruguay – 0.09%
Republic of Uruguay 8.00% 11/18/22	USD	237,000	307,863
			307,863
Total Sovereign Bonds (cost $12,937,167)			13,798,220

Supranational Banks – 0.12%
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	1,500,000	277,102
3.625% 6/22/20	NOK	790,000	143,946
Total Supranational Banks (cost $394,910)			421,048

U.S. Treasury Obligations – 1.90%
U.S. Treasury Bonds
4.25% 11/15/40	USD	185,000	180,866
∞4.75% 2/15/41		205,000	217,941
U.S. Treasury Notes
1.75% 5/31/16		3,760,000	3,766,456
∞3.125% 5/15/21		2,320,000	2,313,843
Total U.S. Treasury Obligations (cost $6,470,240)			6,479,106

		Number of
		Shares
Preferred Stock – 0.19%
Alabama Power 5.625%		4,955	124,123
#Ally Financial 144A 7.00%		200	187,975
•PNC Financial Services 8.25%		115,000	122,790
Volkswagen		1,080	223,324
Total Preferred Stock (cost $594,715)			658,212

		Principal
		Amount°
≠Short-Term Investments – 6.60%
Discounted Commercial Paper – 0.15%
Barclays US Funding 0.18% 9/14/11	USD	500,000	499,788
			499,788
Discount Notes – 4.74%
Fannie Mae 0.002% 7/25/11		90,970	90,969
Federal Home Loan Bank
0.001% 7/1/11		4,074,831	4,074,831
0.001% 7/11/11		3,791,282	3,791,272
0.001% 7/13/11		3,752,900	3,752,889
0.001% 7/22/11		471,504	471,501
0.001% 7/25/11		1,326,313	1,326,304
0.005% 7/5/11		1,325,424	1,325,423
0.006% 8/3/11		1,287,395	1,287,384
			16,120,573
U.S. Treasury Obligations – 1.71%
U.S. Treasury Bills
0.00% 7/14/11		995,261	995,259
0.00% 7/21/11		3,780,071	3,780,049
1.00% 7/31/11		1,044,651	1,045,631
			5,820,939
Total Short-Term Investments (cost $22,441,606)			22,441,300

Total Value of Securities – 102.62%
(cost $303,581,143)			349,174,733
Liabilities Net of Receivables and Other Assets – (2.62%)			(8,929,771)
Net Assets Applicable to 30,122,024 Shares Outstanding – 100.00%			$340,244,962

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ILS – Israeli Shekel
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PHP – Philippine Peso
PLN – Polish Zloty
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $274,749, which represented 0.08% of the Fund’s net assets. See Note 1 in “Notes.”
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
@Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $2,067,568, which represented 0.61% of the Fund's net assets. See Note 5 in "Notes."
•Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $21,336,752, which represented 6.27% of the Fund’s net assets. See Note 5 in “Notes.”
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2011.
∏Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At June 30, 2011, the aggregate amount of the restricted securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in "Notes."
‡Non-income producing security. Security is currently in default.
¤Pre-Refunded bond. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2011.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CVA – Dutch Certificate
GCM – Greenwich Capital Management
GDR – Global Depositary Receipts
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
HY – High Yield
JPMC – JPMorgan Chase Bank
MASTR – Mortgage Asset Securitization Transactions, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
NCUA – National Credit Union Administration
NVDR – Non-Voting Depositary Receipts
O.A.T – Obligations Assimilables du Tresor
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – year

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 20111:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	BRL	520,839	USD	(323,804)	7/29/11	$7,525
BAML	COP	480,545,000	USD	(269,439)	7/29/11	1,882
BAML	EUR	(600,222)	USD	852,240	7/29/11	(17,384)
BAML	IDR	2,828,100,000	USD	(328,048)	7/29/11	222
BAML	JPY	(10,237,200)	USD	127,582	7/29/11	417
BAML	NOK	(2,816,934)	USD	513,833	7/29/11	(7,599)
BAML	PHP	6,000,000	USD	(138,058)	7/29/11	5
BCLY	AUD	(105,227)	USD	110,595	7/29/11	(1,828)
BCLY	JPY	9,089,850	USD	(113,333)	7/29/11	(420)
CITI	EUR	(225,809)	USD	320,717	7/29/11	(6,443)
CITI	JPY	13,717,452	USD	(171,071)	7/29/11	(675)
CITI	NZD	90,525	USD	(73,472)	7/29/11	1,386
GCM	NOK	(2,639,022)	USD	481,367	7/29/11	(7,134)
GSC	GBP	(155,373)	USD	248,813	7/29/11	(454)
GSC	NOK	(387,520)	USD	70,722	7/29/11	(1,011)
HSBC	EUR	(131,364)	USD	186,570	7/29/11	(3,756)
HSBC	NOK	(1,616,786)	USD	294,826	7/29/11	(4,452)
JPMC	CLP	126,038,000	USD	(265,231)	7/29/11	4,958
JPMC	EUR	(230,598)	USD	328,141	7/29/11	(5,958)
MNB	EUR	(358)	USD	543	7/1/11	23
MNB	ILS	(8,312)	USD	2,430	7/1/11	(12)
MNB	PLN	436,288	USD	(159,509)	7/1/11	(474)
MSC	AUD	(35,251)	USD	37,104	7/29/11	(558)
MSC	CHF	167,260	USD	(199,899)	7/29/11	(936)
MSC	EUR	(327,828)	USD	466,041	7/29/11	(8,928)
MSC	JPY	(4,052,000)	USD	50,481	7/29/11	147
MSC	KRW	242,955,350	USD	(224,242)	7/29/11	3,025
MSC	NOK	(3,709,187)	USD	677,169	7/29/11	(9,426)
						$(57,858)

Futures Contracts

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy	Cost	Value	Expiration Date	(Depreciation)
1 Euro-Bond	$183,288	$181,952	9/8/11	$(1,336)
87 U.S. Treasury 5 yr Notes	10,349,169	10,369,992	9/30/11	20,823
28 U.S. Treasury 10 yr Notes	3,461,787	3,425,188	9/21/11	(36,599)
	$13,994,244			$(17,112)

Swap Contracts
CDS Contracts

					Unrealized
	Swap	Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.16	$2,990,000	5.00%	6/20/16	$6,285
BAML	Kingdom of Spain 5 yr CDS	380,000	1.00%	12/20/15	(11,839)
BCLY	CDX.NA.HY.16	105,000	5.00%	6/20/16	297
	ITRAXX Europe Subordinate
	Financials
BCLY	15.1 5 yr CDS	1,235,000	1.00%	6/20/16	15,500
BCLY	Kingdom of Spain 5 yr CDS	565,000	1.00%	3/21/16	9,477
BCLY	United States of America 5 yr CDS	453,000	0.25%	3/20/16	806
CITI	CDX.NA.HY.16	195,000	5.00%	6/20/16	551
CITI	Sara Lee 5 yr CDS	110,000	1.00%	3/20/16	(6,431)
GSC	CDX.NA.HY.16	100,000	5.00%	6/20/16	400
	ITRAXX Europe Subordinate
JPMC	Financials 15.1 5 yr CDS	1,235,000	1.00%	6/20/16	15,500
JPMC	Portuguese Republic 5 yr CDS	330,000	1.00%	6/20/15	70,296
MSC	CDX.NA.HY.16	210,000	5.00%	6/20/16	593
MSC	Kingdom of Spain 5 yr CDS	507,000	1.00%	6/20/16	(740)
		$8,415,000			$100,695

	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$95,000	5.00%	9/20/14	$6,659
JPMC	Tyson Foods CDS / Ba	195,000	1.00%	3/20/16	2,145
		$290,000			$8,804
Total					$109,499

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in ”Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 2007 - September 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2011, the Fund held no investments in repurchase agreements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls – The Fund may enter into mortgage “dollar rolls” in which the Fund sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Fund’s portfolio turnover rate.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, the changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$305,221,767
Aggregate unrealized appreciation	$50,452,984
Aggregate unrealized depreciation	(6,500,018)
Net unrealized appreciation	$43,952,966

For federal income tax purposes, at September 30, 2010, capital loss carryforwards of $23,613,156 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $15,238,804 expires in 2015, $7,346,198 expires in 2016, $368,871 expires in 2017 and $659,283 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$25,349,738	$104,884	$25,454,622
Common Stock	124,687,632	73,801,655	274,749	198,764,036
Corporate Debt	-	79,965,842	-	79,965,842
Foreign Debt	-	14,879,030	-	14,879,030
Investment Companies	162,695	-	-	162,695
Preferred Stock	-	658,212	-	658,212
Municipal Bonds	-	369,890	-	369,890
Short-Term Investments	-	22,441,300	-	22,441,300
U.S. Treasury Obligations	-	6,479,106	-	6,479,106
Total	$124,850,327	$223,944,773	$379,633	$349,174,733

Foreign Currency Exchange Contracts	$-	$(57,858)	$-	$(57,858)
Futures Contracts	$(17,112)	$-	$-	$(17,112)
Swap Contracts	$-	$109,499	$-	$109,499

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed	Common	Corporate	Foreign
	Securities	Stock	Debt	Debt	Total
Balance as of 9/30/10	$633,153	$-	$182,306	$311,474	$1,126,933
Purchases	101,698	277,000	-	3,521	382,219
Sales	(325,892)	-	(190,970)	-	(516,862)
Net realized gain	892	-	9,552	-	10,444
Transfers out of Level 3	(305,233)	-	-	(292,237)	(597,470)
Net change in unrealized
appreciation/depreciation	266	(2,251)	(888)	(22,758)	(25,631)
Balance as of 6/30/11	$104,884	$274,749	$-	$-	$379,633

Net change in unrealized
appreciation/depreciation
from investments
still held as of 6/30/11	$1,250	$(2,251)	$-	$-	$(1,001)

During the period ended June 30, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $597,470. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended June 30, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund entered into interest inflation swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2011, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2011, the net unrealized appreciation of credit default swaps was $109,499. If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2011, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have received $8,125,000 less the value of the contracts' related reference obligations. The Fund posted $238,000 as collateral for certain open derivatives.

As disclosed in the footnotes to the schedule of investments of net assets, at June 30, 2011, the notional value of the protection sold was $290,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2011, the net unrealized appreciation of the protection sold was $8,804.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of June 30, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of
	Investments		Schedule of
	Location	Fair Value	Investments Location	Fair Value
Forward currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$ -	Liabilities net of receivables and other assets	$(57,858)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	-	Liabilities net of receivables and other assets	(17,112)
Credit contracts (Swaps Contracts)	Liabilities net of receivables and other assets	115,200	Liabilities net of receivables and other assets	(5,701)
Total		$115,200		$(80,671)

The effect of derivative instruments on the statement of operations for the period ended June 30, 2011 was as follows:

			Change in Unrealized
		Realized Gain or	Appreciation or
		Loss on Derivatives	Depreciation on
	Location of Gain or Loss on	Recognized in	Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward exchange contracts (Foreign currency exchange contracts)	Net realized loss on forward currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(955,576)	$261,116
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	302,448	(22,824)
Credit contracts (Swaps contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(49,343)	73,523
Total		$(702,471)	$311,815

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the period ended June 30, 2011.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of June 30, 2011.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Rating Group (S&P) and/or Ba or lower by Moody's Investor Service, Inc. (Moody's). Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Conservative Allocation Fund

June 30, 2011

	Number of	Value
	Shares	(U.S. $)
Common Stock – 38.85%
U.S. Markets – 20.20%
Consumer Discretionary – 2.08%
†AFC Enterprises	1,505	$24,757
†Apollo Group Class A	6,400	279,552
†Bally Technologies	270	10,984
Big 5 Sporting Goods	1,085	8,528
†Buffalo Wild Wings	230	15,251
CBS Class B	830	23,647
CEC Entertainment	490	19,654
Cinemark Holdings	680	14,083
Comcast Class A	8,900	225,526
Comcast Special Class	4,380	106,127
Cooper Tire & Rubber	870	17,217
†DSW Class A	640	32,390
†Ford Motor	4,510	62,193
†G-III Apparel Group	840	28,963
Guess	950	39,957
†Iconix Brand Group	925	22,385
†Jack in the Box	585	13,326
Jarden	1,200	41,412
Jones Group	585	6,347
†Jos. A Bank Clothiers	498	24,880
Kohl's	1,220	61,012
Lincoln Educational Services	765	13,120
Lowe's	18,500	431,234
Macy's	3,150	92,106
McDonald's	1,060	89,379
National CineMedia	910	15,388
News Class A	3,540	62,658
NIKE Class B	2,600	233,948
Nordstrom	1,140	53,512
†Perry Ellis International	1,040	26,260
†Prestige Brands Holdings	1,875	24,075
†Shuffle Master	1,935	18,102
Staples	10,400	164,320
Starbucks	1,000	39,490
†Steven Madden	830	31,133
Tanger Factory Outlet Centers	695	18,605
Target	1,050	49,256
†Tenneco	630	27,764
Viacom Class B	1,820	92,820
		2,561,361
Consumer Staples – 2.00%
Archer-Daniels-Midland	9,950	299,993
Avon Products	7,600	212,800
Bunge	1,475	101,701
Casey's General Stores	705	31,020
Coca-Cola	800	53,832
CVS Caremark	8,610	323,563
†Fresh Market	380	14,698
General Mills	1,620	60,296
J&J Snack Foods	435	21,685
Kimberly-Clark	4,310	286,874
Kraft Foods	6,473	228,044
PepsiCo	1,730	121,844
Procter & Gamble	2,430	154,475
Safeway	9,800	229,026
†Susser Holdings	1,745	27,431
Walgreen	6,700	284,482
		2,451,764
Energy – 1.83%
Apache	250	30,848
Baker Hughes	630	45,713
Berry Petroleum Class A	720	38,254
Bristow Group	500	25,510
†Carrizo Oil & Gas	805	33,609
Chevron	2,770	284,866
†Complete Production Services	630	21,017
ConocoPhillips	3,000	225,570
EOG Resources	3,650	381,607
Exxon Mobil	3,380	275,064
†Key Energy Services	1,785	32,130

Lufkin Industries	190	16,350
Marathon Oil	4,200	221,256
National Oilwell Varco	430	33,630
†Newfield Exploration	1,000	68,020
Occidental Petroleum	990	103,000
†Pioneer Drilling	2,350	35,814
†Rosetta Resources	380	19,585
Schlumberger	1,300	112,320
†Swift Energy	600	22,362
Williams	7,400	223,850
		2,250,375
Financials – 2.39%
AFLAC	880	41,078
Allstate	7,000	213,710
American Equity Investment Life Holding	1,740	22,115
Apollo Investment	1,940	19,807
Bank of New York Mellon	17,960	460,134
BlackRock	300	57,543
Boston Private Financial Holdings	2,375	15,628
Capital One Financial	1,400	72,338
Cardinal Financial	1,475	16,151
City Holding	420	13,873
CME Group	850	247,852
Delphi Financial Group	730	21,323
Dime Community Bancshares	1,090	15,849
DuPont Fabros Technology	850	21,420
EastGroup Properties	500	21,255
Entertainment Properties Trust	510	23,817
Flushing Financial	1,200	15,600
GFI Group	2,585	11,865
Goldman Sachs Group	770	102,479
@Harleysville Group	510	15,897
Home Bancshares	925	21,867
Home Properties	440	26,787
Host Hotels & Resorts	2,350	39,833
@Independent Bank	530	13,913
†IntercontinentalExchange	2,880	359,164
JPMorgan Chase	3,140	128,552
Lasalle Hotel Properties	950	25,023
Marsh & McLennan	7,300	227,687
Park National	320	21,075
†Piper Jaffray	405	11,668
Primerica	840	18,455
†ProAssurance	285	19,950
Prosperity Bancshares	605	26,511
Prudential Financial	1,140	72,493
Sabra Healthcare REIT	1,070	17,880
Sovran Self Storage	565	23,165
Susquehanna Bancshares	1,400	11,200
†Texas Capital Bancshares	590	15,240
Travelers	4,740	276,720
Trustmark	995	23,293
Webster Financial	650	13,663
Wells Fargo	4,180	117,291
		2,941,164
Healthcare – 2.87%
Abbott Laboratories	1,360	71,563
†Acorda Therapeutics	560	18,094
†Air Methods	370	27,654
†Align Technology	1,150	26,220
†Alkermes	1,620	30,132
Allergan	4,650	387,112
†Amgen	1,050	61,268
†AMN Healthcare Services	2,750	22,880
Baxter International	3,800	226,822
Cardinal Health	4,900	222,558
†Catalyst Health Solutions	440	24,561
†Celgene	790	47,653
†Conmed	645	18,370
†CryoLife	1,755	9,828
†Express Scripts	1,430	77,191
†Gen-Probe	190	13,139
†Gilead Sciences	1,340	55,489
†Haemonetics	325	20,920
†Incyte	1,000	18,940
Johnson & Johnson	3,790	252,111
†Medco Health Solutions	6,650	375,857
Merck	9,800	345,841
†Merit Medical Systems	1,466	26,344
†ONYX Pharmaceuticals	705	24,887
Perrigo	2,050	180,134
Pfizer	18,098	372,818
Quest Diagnostics	3,900	230,490

†Quidel	1,255	19,013
†SonoSite	670	23,564
†Spectrum Pharmaceuticals	1,070	9,914
†Sun Healthcare Group	1,945	15,599
#Synthes 144A	200	35,181
†Thermo Fisher Scientific	1,130	72,761
UnitedHealth Group	2,210	113,992
†Vertex Pharmaceuticals	550	28,595
West Pharmaceutical Services	495	21,661
		3,529,156
Industrials – 1.84%
AAON	985	21,512
Acuity Brands	430	23,985
Applied Industrial Technologies	745	26,529
Barnes Group	915	22,701
†Castle (A.M.)	895	14,866
Caterpillar	620	66,005
†Chart Industries	310	16,734
†Columbus McKinnon	1,035	18,589
†CRA International	435	11,784
Cummins	510	52,780
Deere	760	62,662
Ducommun	800	16,456
ESCO Technologies	495	18,216
†Esterline Technologies	410	31,324
Expeditors International Washington	4,300	220,117
Fluor	730	47,202
General Electric	2,580	48,659
†Gibraltar Industries	1,885	21,338
Granite Construction	435	10,671
Honeywell International	1,340	79,851
†Hub Group Class A	830	31,258
†Kadant	770	24,263
†Kforce	1,410	18,443
Koppers Holdings	630	23,896
Lockheed Martin	520	42,104
Manpower	690	37,019
McGrath RentCorp	410	11,513
†MYR Group	990	23,166
Norfolk Southern	990	74,181
Northrop Grumman	3,500	242,725
Raytheon	4,400	219,340
Republic Services	910	28,074
Rockwell Collins	790	48,735
Roper Industries	390	32,487
†Tetra Tech	705	15,863
†Titan Machinery	800	23,024
Towers Watson Class A	820	53,882
Tutor Perini	650	12,467
Union Pacific	550	57,420
United Stationers	835	29,584
United Technologies	1,330	117,718
†URS	790	35,345
US Ecology	920	15,732
Waste Management	5,800	216,166
		2,266,386
Information Technology – 5.04%
†Adobe Systems	7,700	242,165
Adtran	615	23,807
†Amkor Technology	3,315	20,454
Anixter International	385	25,156
†Apple	2,230	748,544
†Applied Micro Circuits	1,885	16,701
Cisco Systems	15,890	248,043
†EMC	3,650	100,558
Expedia	2,120	61,459
†FARO Technologies	370	16,206
†Google Class A	840	425,359
Intel	13,470	298,495
International Business Machines	290	49,750
†Intuit	5,400	280,044
†IXYS	1,295	19,399
†j2 Global Communications	830	23,431
†KEYW Holding	1,190	14,744
†Liquidity Services	845	19,950
†LogMeln	595	22,949
MasterCard Class A	1,350	406,809
†MEMC Electronic Materials	3,800	32,414
Microsoft	5,750	149,500
†Motorola Solutions	4,614	212,429
†NetApp	1,200	63,336
†NETGEAR	425	18,581
†Nuance Communications	1,250	26,838

†ON Semiconductor	4,130	43,241
Oracle	780	25,670
†priceline.com	740	378,828
†Progress Software	867	20,921
QUALCOMM	9,860	559,948
Quality Systems	260	22,698
†QuinStreet	1,210	15,706
†Radiant Systems	1,000	20,900
†Rofin-Sinar Technologies	690	23,564
†RPX	130	3,644
†Semtech	625	17,088
†SolarWinds	490	12,809
†SS&C Technologies Holdings	1,240	24,639
†SuccessFactors	300	8,820
†Synaptics	700	18,018
Syntel	175	10,346
†TeleTech Holdings	1,170	24,664
†Teradata	3,825	230,265
†ValueClick	970	16,102
VeriSign	7,200	240,912
†ViaSat	420	18,173
Visa Class A	5,000	421,300
†Vocus	855	26,172
Xerox	22,100	230,061
†Yahoo	13,800	207,552
		6,189,162
Materials – 0.47%
Boise	1,235	9,621
Celanese Class A	1,690	90,094
Cliffs Natural Resources	520	48,074
Dow Chemical	1,790	64,440
duPont (E.I.) deNemours	4,200	227,010
Eastman Chemical	370	37,766
†Ferro	1,570	21,101
†KapStone Paper & Packaging	915	15,162
†Owens-Illinois	1,400	36,134
Schulman (A.)	395	9,950
Silgan Holdings	550	22,534
		581,886
Telecommunications – 1.18%
Alaska Communications Systems Group	1,375	12,196
AT&T	11,690	367,182
Atlantic Tele-Network	325	12,467
†Crown Castle International	8,600	350,793
†Knology	1,355	20,122
†NII Holdings	5,116	216,816
NTELOS Holdings	910	18,582
Plantronics	575	21,005
†Polycom	2,900	186,470
†RigNet	935	15,895
Verizon Communications	6,100	227,103
		1,448,631
Utilities – 0.50%
AGL Resources	910	37,046
Cleco	590	20,562
Edison International	5,700	220,874
MDU Resources Group	1,490	33,525
NorthWestern	410	13,575
OGE Energy	710	35,727
Progress Energy	4,523	217,149
UIL Holdings	440	14,234
UNITIL	585	15,386
		608,078
Total U.S. Markets (cost $20,172,503)		24,827,963

§Developed Markets – 13.30%
Consumer Discretionary – 1.96%
Bayerische Motoren Werke	2,368	236,450
BIC	345	33,326
Christian Dior	160	25,141
Cie Financiere Richemont Class A	700	45,870
City Developments	3,000	25,473
Crown	3,180	30,566
Don Quijote	3,000	104,316
Heenes & Mauritz Class B	1,030	35,512
Honda Motor	2,200	84,749
Husqvarna Class B	3,800	25,175
Jupiter Telecommunications	27	30,203
LVMH Moet Hennessy Louis Vuitton	210	37,734
Marubeni	5,000	33,225
McDonald's Holdings Japan	1,400	35,592
Metropole Television	1,020	23,610
Nintendo	200	37,553

Panasonic	1,400	17,119
Pirelli & C	2,770	29,952
PPR	683	121,637
†Promotora de Informaciones ADR	4,791	47,910
Publicis Groupe	2,729	152,333
Secom	800	38,353
†Shimano	700	38,505
Sky City Entertainment Group	12,000	36,071
Sodexo	465	36,423
Sony	900	23,744
Sumitomo Electric Industries	2,300	33,543
Sumitomo Rubber Industries	2,457	29,729
Suzuki Motor	1,500	33,808
Swatch Group	270	24,274
Swatch Group Bearer Shares	62	31,290
Techtronic Industries	109,000	130,570
Toyota Motor	6,599	271,708
Vivendi	7,995	222,829
Whitbread	1,080	28,001
Yamada Denki	450	36,661
Yue Yuen Industrial Holdings	56,000	178,135
		2,407,090
Consumer Staples – 1.70%
Anheuser-Busch InBev	1,250	72,542
Aryzta	4,645	249,459
British American Tobacco	2,050	89,893
Carlsberg Class B	360	39,197
†Carrefour	440	18,087
China Mengniu Dairy	8,000	27,015
†Coca Cola Hellenic Bottling	780	20,950
Coca-Cola Amatil	8,555	104,959
Danone	515	38,444
Diageo	3,680	75,287
Golden Agri-Resources	48,000	26,666
Greggs	21,845	185,622
Imperial Tobacco Group	1,500	49,937
Jeronimo Martins	1,950	37,448
Kao	1,600	42,065
Kerry Group Class A	770	31,721
Koninklijke Ahold	3,300	44,366
L'Oreal	415	53,853
Metro	1,611	97,552
Nestle	2,520	156,807
†Parmalat	71,535	269,074
Reckitt Benckiser Group	1,020	56,335
SABMiller	2,020	73,729
Tesco	8,150	52,655
Unilever	970	31,297
Unilever CVA	1,420	46,602
Wesfarmers	910	31,184
Woolworths	2,350	70,110
		2,092,856
Energy – 0.59%
†Aggreko	1,100	34,080
AMEC	1,820	31,801
BG Group	3,900	88,550
Enel Green Power	14,100	38,886
Fugro CVA	500	36,011
†Nabors Industries	1,280	31,539
Neste Oil	1,360	21,334
†Noble	1,220	48,080
Repsol	1,350	46,822
Santos	3,000	43,738
Technip	385	41,266
Total	3,779	218,462
Woodside Petroleum	1,100	48,524
		729,093
Financials – 1.72%
†AIA Group	13,800	48,038
Alterra Capital Holdings	780	17,394
AXA	11,734	266,345
Banco Santander	10,957	126,217
†Commerzbank	35,565	153,174
Credit Agricole	2,230	33,500
Daito Trust Construction	400	33,956
†Danske Bank	1,525	28,224
†=#Etalon Group GDR 144A	3,700	25,493
Hong Kong Exchanges & Clearing	1,500	31,585
HSBC Holdings	19,000	188,374
†IMMOFINANZ	6,550	27,925
†Lloyds Banking Group	55,000	43,219
Man Group	8,810	33,510
Mitsubishi UFJ Financial Group	38,181	186,046

Nordea Bank	17,914	192,377
Schroders	1,160	28,800
Sony Financial Holdings	1,700	30,732
Standard Chartered	10,061	264,271
Sun Hung Kai Properties	3,000	43,852
Tokio Marine Holdings	1,900	53,183
†UBS	3,870	70,622
UniCredit	72,126	152,660
Wing Hang Bank Limited	3,000	32,919
		2,112,416
Healthcare – 1.11%
Fresenius	345	36,009
Getinge Class B	1,350	36,300
†ICON ADR	830	19,555
Meda Class A	25,258	275,105
Miraca Holdings	700	28,358
Novartis	3,655	223,991
Novo Nordisk ADR	2,000	250,560
Novo Nordisk Class B	455	57,001
Roche Holding	715	119,699
Sanofi	2,876	231,331
Santen Pharmaceutical	800	32,428
Shire	1,580	49,400
		1,359,737
Industrials – 2.79%
†ABB	3,200	83,138
Aker Solutions	1,380	27,586
Alfa Laval	1,680	36,228
Alstom	3,735	230,040
Asahi Glass	19,000	222,316
Assa Abloy Class B	1,250	33,594
†Box Ships	700	6,916
Brother Industries	2,300	34,017
Central Japan Railway	5	39,302
Cie de Saint-Gobain	4,363	282,781
Deutsche Post	15,733	302,440
FANUC	100	16,720
Finmeccanica	12,927	156,402
Fraport	390	31,334
Hochtief	310	25,902
IHI	13,000	33,587
ITOCHU	25,237	262,453
Johnson Matthey	1,090	34,420
Keppel	4,317	39,059
Komatsu	1,600	49,951
Koninklijke Philips Electronics	8,265	212,396
Kurita Water Industries	900	26,846
Legrand	845	35,566
Mitsubishi Heavy Industries	7,000	32,911
Mitsui Engineering & Shipbuilding	15,000	32,750
†Qantas Airways	13,200	26,187
Rolls-Royce Holdings	5,490	56,852
†=Rolls-Royce Holdings Class C	465,600	747
Schneider Electric	320	53,427
SembCorp Industries	7,000	28,506
Siemens	695	95,501
Sika	13	31,379
Singapore Airlines	18,117	209,690
Teleperformance	7,978	234,749
@†Tianjin Development Holdings	16,000	10,080
Tokyu	7,000	29,099
Vallourec	1,914	233,331
Volvo Class B	3,360	58,815
Wartsila	855	28,910
Wolseley	1,300	42,433
		3,428,361
Information Technology – 0.82%
Accenture Class A	1,360	82,171
†Amadeus IT Holding	1,850	38,451
ASM Pacific Technology	2,150	29,562
Canon	1,600	76,097
†CGI Group Class A	21,112	521,232
Computershare	3,120	29,799
Infineon Technologies	3,580	40,223
†InterXion Holding	610	9,235
Kyocera	400	40,722
Nippon Electric Glass	2,000	25,659
SAP	1,170	70,930
Yahoo Japan	110	37,851
		1,001,932

Materials – 1.75%
Agrium	580	50,901
Air Liquide	275	39,394
Anglo American	1,300	64,470
Anglo American ADR	2,000	49,568
Antofagasta	1,280	28,643
ArcelorMittal	3,317	115,345
Bayer	625	50,194
BHP Billiton	2,680	105,304
BHP Billiton Limited	3,850	181,938
JFE Holdings	700	19,249
Kansai Paint	4,000	36,440
Kazakhmys	1,880	41,673
Lafarge	3,170	201,977
Lanxess	445	36,500
†Lonza Group	385	30,160
Newcrest Mining	1,190	48,214
Nitto Denko	700	35,563
Rexam	39,197	240,972
Rio Tinto	4,377	316,034
Rio Tinto Limited	430	38,485
Sumitomo Metal Mining	2,000	32,854
†Syngenta	128	43,255
†Syngenta ADR	3,650	246,593
Wacker Chemie	135	29,158
Xstrata	3,210	70,699
		2,153,583
Telecommunications – 0.58%
China Mobile ADR	3,000	140,340
China Unicom Hong Kong ADR	4,908	99,485
Softbank	1,400	53,015
Tele2 Class B	1,320	26,052
Telefonica	8,827	215,574
Vodafone Group	44,963	119,222
Vodafone Group ADR	2,380	63,594
		717,282
Utilities – 0.28%
Centrica	11,200	58,154
Enagas	1,420	34,382
National Grid	21,390	210,561
Shikoku Electric Power	700	15,894
Suez Environnement	1,570	31,285
		350,276
Total Developed Markets (cost $14,362,169)		16,352,626

XEmerging Markets – 5.35%
Consumer Discretionary – 0.24%
Arcos Dorados Holdings	100	2,109
Grupo Televisa ADR	3,325	81,795
Hyundai Department Store	550	89,607
†Leoch International Technology	3,000	1,207
†Magazine Luiza	900	9,237
Santos Brasil Participacoes	2,400	43,098
Turkiye Sise ve Cam Fabrikalari	15,623	34,170
Wal-Mart de Mexico Series V	8,483	25,175
†Xueda Education Group ADR	1,200	9,600
		295,998
Consumer Staples – 0.36%
Brazil Foods ADR	2,700	46,791
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	700	32,865
@Cresud ADR	2,690	43,686
Fomento Economico Mexicano ADR	500	33,245
KT&G	1,251	77,850
@Lotte Chilsung Beverage	72	89,150
@Lotte Confectionery	33	52,608
Tingyi Cayman Islands Holding	5,908	18,291
Tsingtao Brewery	4,004	23,200
@United Spirits	1,415	31,150
		448,836
Energy – 1.00%
China Petroleum & Chemical ADR	125	12,680
CNOOC	84,000	197,851
CNOOC ADR	100	23,593
Gazprom ADR	6,960	101,602
LUKOIL ADR	700	44,625
Oil India	1,254	36,465
PetroChina ADR	375	54,761
Petroleo Brasileiro SA ADR	7,000	237,020
Petroleo Brasileiro SP ADR	6,222	190,891
†Polski Koncern Naftowy Orlen	1,660	31,334
PTT	4,665	50,896
PTT Exploration & Production	2,364	13,165
#Reliance Industries GDR 144A	1,770	71,102
†Rosneft Oil GDR	7,600	64,071
Sasol ADR	1,000	52,890
Tambang Batubara Bukit Asam	20,000	48,621
		1,231,567

Financials – 0.99%
ABSA Group	1,154	23,018
Banco Bradesco ADR	1,815	37,189
Banco Santander Brasil ADR	5,100	59,721
Bangkok Bank	5,118	26,430
Bank of China	80,300	39,303
BR Malls Participacoes	300	3,377
Cathay Financial Holding	18,650	28,869
China Construction Bank	60,080	50,015
Credicorp	300	25,830
Cyrela Brazil Realty	2,792	26,688
Fubon Financial Holding	27,198	41,810
Grupo Financiero Banorte	7,900	35,865
Hong Leong Bank	3,500	15,522
ICICI Bank ADR	800	39,440
Industrial & Commercial Bank of China	62,459	47,640
@IRSA Inversiones y Representaciones ADR	1,200	16,512
Itau Unibanco Holding ADR	600	14,130
@KB Financial Group ADR	2,327	111,231
@KLCC Property Holdings	37,500	41,605
Malayan Banking	11,518	34,149
OTP Bank	1,369	44,548
Powszechna Kasa Oszczednosci Bank Polski	1,792	27,423
Powszechny Zaklad Ubezpieczen	442	60,410
Samsung Life Insurance	600	53,562
Sberbank	32,097	118,117
Standard Bank Group	3,229	47,751
Turkiye Is Bankasi Class C	3,882	11,915
†UEM Land Holdings	67,852	63,320
VTB Bank GDR	11,000	67,926
		1,213,316
Healthcare – 0.20%
Hypermarcas	2,900	27,311
Teva Pharmaceutical Industries ADR	4,565	220,124
		247,435
Industrials – 0.13%
All America Latina Logistica	2,300	19,406
†Empresas ADR	2,000	18,440
†Gol Linhas Aereas Inteligentes ADR	2,000	24,300
Siam Cement NVDR	1,500	17,299
Torunlar Gayrimenkul Yatirim Ortakligi	5,400	20,583
Ultratech Cement	1,135	23,697
United Tractors	11,736	34,168
		157,893
Information Technology – 1.00%
†Alibaba.com	10,500	16,796
B2W Cia Global Do Varejo	2,584	31,603
†Check Point Software Technologies	1,580	89,823
†Ctrip.com International ADR	4,850	208,938
†Foxconn International Holdings	45,000	19,854
Hon Hai Precision Industry	20,840	71,561
HTC	8,450	284,961
LG Display ADR	1,500	21,075
LG Electronics	556	43,378
MediaTek	1,000	10,864
†MStar Semiconductor	2,000	11,452
Samsung Electronics	156	121,322
†Shanda Interactive Entertainment ADR	1,300	50,453
†Sina	600	62,460
†Sohu.com	552	39,893
Taiwan Semiconductor Manufacturing	22,034	55,387
Taiwan Semiconductor Manufacturing ADR	3,500	44,135
United Microelectronics	100,000	49,682
		1,233,637
Materials – 0.72%
Anglo American Platinum	457	42,526
ArcelorMittal South Africa	3,544	41,467
Braskem ADR	2,000	58,160
Cemex ADR	8,853	76,136
Cia de Minas Buenaventura ADR	1,300	49,374
†Fibria Celulose ADR	3,437	45,334
@Gerdau	4,000	36,287
Gerdau ADR	2,900	30,508
Impala Platinum Holdings	946	25,527
Israel Chemicals	4,231	67,519
†=Jastrzebska Spolka Weglowa	800	39,664
KCC	246	77,314
MMC Norilsk Nickel ADR	2,004	52,513
†Petronas Chemicals Group	17,000	39,984
POSCO ADR	325	35,302
@Steel Authority of India	5,146	15,895
Vale ADR	4,625	147,769
		881,279

Telecommunications – 0.59%
America Movil ADR		950	51,186
China Telecom		28,000	18,279
Chunghwa Telecom ADR		1,760	60,808
KT ADR		2,700	52,488
LG Uplus		5,139	27,909
Mobile Telesystems ADR		7,889	150,049
MTN Group		2,053	43,737
SK Telecom ADR		6,200	115,940
Telecomunicacoes de Sao Paulo ADR		1,550	46,035
Turkcell Iletisim Hizmet ADR		4,300	58,265
Vodacom Group		7,742	96,280
			720,976
Utilities – 0.12%
Centrais Eletricas Brasileiras ADR		4,100	55,350
@Huaneng Power International ADR		1,050	22,386
Light		1,600	30,167
Polska Grupa Energetyczna		4,615	40,360
			148,263
Total Emerging Markets (cost $5,641,856)			6,579,200
Total Common Stock (cost $40,176,528)			47,759,789

Convertible Preferred Stock – 0.15%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		600	39,552
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		427	22,311
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		35	35,096
#Chesapeake Energy 144A 5.75% exercise price $27.94, expiration date 12/31/49		24	30,300
Healthsouth 6.50% exercise price $30.50, expiration date 12/31/49		33	37,133
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		150	23,579
Total Convertible Preferred Stock (cost $182,165)			187,971

Exchange-Traded Fund – 0.02%
iShares MSCI EAFE Growth Index		380	23,963
Total Exchange-Traded Fund (cost $23,330)			23,963

		Principal
		Amounto
Agency Collateralized Mortgage-Backed Securities – 0.65%
Fannie Mae REMICs
Series 2003-26 AT 5.00% 11/25/32	USD	140,000	149,682
Series 2003-32 PH 5.50% 3/25/32		92,745	98,632
Series 2010-41 PN 4.50% 4/25/40		60,000	60,238
Series 2010-96 DC 4.00% 9/25/25		115,000	117,797
Freddie Mac REMICs Series 2512 PG 5.50% 10/15/22		165,000	182,346
GNMA Series 2010-113 KE 4.50% 9/20/40		140,000	142,431
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		50,000	49,907
Total Agency Collateralized Mortgage-Backed Securities (cost $782,642)			801,033

Agency Mortgage-Backed Securities – 6.43%
Fannie Mae S.F. 15 yr
4.00% 7/1/25		129,806	135,492
4.00% 8/1/25		176,373	184,100
4.00% 11/1/25		186,528	195,166
4.50% 8/1/23		180,114	191,494
5.00% 9/1/18		45,957	49,677
5.50% 7/1/22		55,963	60,743
Fannie Mae S.F. 15 yr TBA 4.50% 7/1/26		270,000	286,200
Fannie Mae S.F. 20 yr 5.50% 8/1/28		101,092	109,704
Fannie Mae S.F. 30 yr
4.50% 6/1/38		95,224	98,779
5.00% 12/1/36		516,287	551,219
5.00% 7/1/40		387,632	412,648
6.50% 2/1/36		29,351	33,299
Fannie Mae S.F. 30 yr TBA
4.00% 7/1/41		670,000	670,000
5.50% 7/1/41		1,175,000	1,270,470
6.00% 7/1/41		3,080,000	3,383,190
6.50% 7/1/41		245,000	277,386
Total Agency Mortgage-Backed Securities (cost $7,845,011)			7,909,567

Commercial Mortgage-Backed Securities– 2.44%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		70,000	75,333
BAML Commercial Mortgage Securities
•Series 2005-1 A5 5.163% 11/10/42		35,000	38,113
Series 2006-4 A4 5.634% 7/10/46		50,000	54,709
Bear Stearns Commercial Mortgage Securities
•Series 2004-PWR4 A3 5.468% 6/11/41		90,000	97,998
•Series 2005-PW10 A4 5.405% 12/11/40		85,000	92,664
•Series 2005-T20 A4A 5.148% 10/12/42		35,000	38,334
•Series 2006-PW12 A4 5.72% 9/11/38		25,000	27,531
Series 2007-PW15 A4 5.331% 2/11/44		35,000	36,967
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44		100,000	101,514
◆Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		50,000	54,132
#Series 2010-C1 A1 144A 3.156% 7/10/46		64,190	64,648

Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38	225,000	236,252
•Series 2004-GG2 A6 5.396% 8/10/38	115,000	124,388
Series 2005-GG4 A4 4.761% 7/10/39	290,000	305,595
Series 2005-GG4 A4A 4.751% 7/10/39	50,000	53,297
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	100,535
•#Series 2010-C1 C 144A 5.635% 8/10/43	300,000	296,459
JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.345% 12/15/44	275,000	300,101
Lehman Brothers-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	75,000	79,094
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41	430,000	465,436
Series 2007-T27 A4 5.641% 6/11/42	140,000	154,992
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	103,786
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	95,000	93,448
Total Commercial Mortgage-Backed Securities (cost $2,758,626)		2,995,326

Convertible Bonds – 1.25%
Aerospace & Defense – 0.06%
AAR 1.75% exercise price $29.43, expiration date 1/1/26	41,000	45,202
L-3 Communications Holdings 3.00% exercise price $97.79, expiration date 8/1/35	26,000	26,618
		71,820
Automobiles & Automotive Parts – 0.04%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	47,000	45,120
		45,120
Banking, Finance & Insurance – 0.05%
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	24,000	25,320
Jefferies Group 3.875% exercise price $38.49, expiration date 11/1/29	40,000	40,200
		65,520
Capital Goods – 0.04%
#Altra Holdings 144A 2.75% exercise price $27.70, expiration date 2/27/31	17,000	18,466
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	19,000	26,244
		44,710
Computers & Technology – 0.09%
Equinix 4.75% exercise price $84.32, expiration date 6/15/16	36,000	51,030
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	30,000	30,263
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	34,000	36,125
		117,418
Electronics & Electrical Equipment – 0.14%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	43,000	43,806
Intel 2.95% exercise price $30.36, expiration date 12/15/35	25,000	25,969
Linear Technology 3.00% exercise price $44.11, expiration date 5/1/27	72,000	76,590
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	19,000	25,840
		172,205
Energy – 0.09%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	36,000	32,805
Peabody Energy 4.75% exercise price $58.31, expiration date 12/15/41	18,000	22,095
Transocean 1.50% exercise price $166.65, expiration date 12/15/37	52,000	51,689
		106,589
Healthcare & Pharmaceuticals – 0.20%
Alere 3.00% exercise price $43.98, expiration date 5/15/16	23,000	25,156
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	40,000	40,350
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	27,000	29,801
ΦHologic 2.00% exercise price $38.59, expiration date 12/15/37	59,000	57,525
Medtronic 1.625% exercise price $54.00, expiration date 4/15/13	29,000	29,798
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	16,000	31,540
NuVasive 2.75% exercise price $42.13, expiration date 7/1/17	28,000	28,455
		242,625
Leisure, Lodging & Entertainment – 0.08%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	25,000	31,875
#Home Inns & Hotels Management 144A 2.00% exercise price $49.37, expiration date 12/15/15	13,000	12,805
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	58,000	54,810
		99,490
Packaging & Containers – 0.05%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	61,000	60,390
		60,390
Real Estate – 0.14%
#Digital Realty Trust 144A 5.50% exercise price $41.83, expiration date 4/15/29	12,000	18,203
Health Care REIT 3.00% exercise price $51.08, expiration date 11/30/29	48,000	54,060
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/11/30	30,000	41,438
National Retail Properties 5.125% exercise price $25.40, expiration date 6/15/28	55,000	61,324
		175,025
Retail – 0.00%
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	6,000	5,985
		5,985
Telecommunications – 0.27%
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	37,000	36,908
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	40,000	39,200
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	24,000	21,420
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	55,000	52,318
Level 3 Communications 3.50% exercise price $5.46, expiration date 6/15/12	70,000	70,174
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	45,000	45,281
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	13,000	18,298

VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		40,000	46,350
			329,949
Total Convertible Bonds (cost $1,413,337)			1,536,846

Corporate Bonds – 29.07%
Banking – 3.23%
Abbey National Treasury Services 4.00% 4/27/16		90,000	89,405
#Bank of Montreal 144A 2.85% 6/9/15		100,000	103,705
BB&T 5.25% 11/1/19		185,000	195,277
•BB&T Capital Trust IV 6.82% 6/12/57		80,000	81,300
#Canadian Imperial Bank of Commerce 144A 2.60% 7/2/15		100,000	102,564
Capital One Capital V 10.25% 8/15/39		137,000	146,076
City National 5.25% 9/15/20		90,000	92,219
Fifth Third Bancorp 3.625% 1/25/16		250,000	252,435
•Fifth Third Capital Trust IV 6.50% 4/15/37		60,000	59,400
•#HBOS Capital Funding 144A 6.071% 6/29/49		70,000	60,900
JPMorgan Chase
3.15% 7/5/16		40,000	40,291
4.40% 7/22/20		20,000	19,629
JPMorgan Chase Capital XXV 6.80% 10/1/37		195,000	193,463
KeyCorp 5.10% 3/24/21		315,000	321,437
Korea Development Bank 8.00% 1/23/14		100,000	113,887
PNC Funding
5.125% 2/8/20		305,000	327,134
5.25% 11/15/15		50,000	54,534
5.625% 2/1/17		165,000	181,902
•#PNC Preferred Funding Trust I 144A 6.113% 3/29/49		100,000	87,014
•#Rabobank Nederland 144A 11.00% 12/29/49		90,000	115,174
•SunTrust Capital VIII 6.10% 12/15/36		160,000	157,299
SVB Financial Group 5.375% 9/15/20		150,000	150,994
US Bank 6.30% 2/4/14		250,000	278,779
•USB Capital IX 3.50% 10/29/49		220,000	182,114
Wachovia
•0.648% 10/15/16		90,000	86,458
5.25% 8/1/14		45,000	48,268
5.625% 10/15/16		115,000	124,985
Wells Fargo 4.60% 4/1/21		110,000	110,826
•Wells Fargo Capital XIII 7.70% 12/29/49		134,000	137,350
Zions Bancorporation 7.75% 9/23/14		53,000	58,154
			3,972,973
Basic Industry – 2.40%
AK Steel 7.625% 5/15/20		70,000	72,100
Alcoa
5.40% 4/15/21		20,000	20,100
6.75% 7/15/18		205,000	227,034
#Algoma Acquisition 144A 9.875% 6/15/15		34,000	31,790
ArcelorMittal
5.50% 3/1/21		100,000	100,342
9.85% 6/1/19		185,000	234,869
#Barrick North America Finance 144A
4.40% 5/30/21		130,000	129,654
5.70% 5/30/41		50,000	48,709
Century Aluminum 8.00% 5/15/14		66,000	68,558
CF Industries 7.125% 5/1/20		47,000	54,814
Compass Minerals International 8.00% 6/1/19		37,000	40,608
Dow Chemical
4.25% 11/15/20		142,000	139,115
8.55% 5/15/19		258,000	333,177
duPont (E.I.) deNemours 3.625% 1/15/21		150,000	145,893
#FMG Resources August 2006 144A 7.00% 11/1/15		55,000	56,375
Georgia-Pacific
8.00% 1/15/24		130,000	154,701
#144A 5.40% 11/1/20		130,000	132,729
Hexion U.S. Nova Scotia 8.875% 2/1/18		42,000	43,890
International Paper 9.375% 5/15/19		155,000	198,228
#MacDermid 144A 9.50% 4/15/17		47,000	49,115
Momentive Performance Materials 11.50% 12/1/16		80,000	85,600
#Nalco 144A 6.625% 1/15/19		30,000	30,900
Novelis 8.75% 12/15/20		60,000	65,100
Reliance Steel & Aluminum 6.85% 11/15/36		25,000	24,926
Ryerson
•7.648% 11/1/14		4,000	3,960
12.00% 11/1/15		57,000	60,848
Southern Copper 7.50% 7/27/35		200,000	209,911
Steel Dynamics 7.75% 4/15/16		8,000	8,440
Teck Resources
6.25% 7/15/41		110,000	111,435
9.75% 5/15/14		52,000	62,985
			2,945,906
Brokerage – 0.57%
•Bear Stearns 5.44% 12/7/12	AUD	190,000	201,909
E TRADE Financial PIK 12.50% 11/30/17	USD	73,000	85,775
Goldman Sachs Group 5.375% 3/15/20		120,000	124,132

Jefferies Group
6.25% 1/15/36	10,000	9,355
6.45% 6/8/27	110,000	110,312
Lazard Group 6.85% 6/15/17	152,000	167,838
		699,321
Capital Goods – 0.75%
Anixter 10.00% 3/15/14	4,000	4,570
Berry Plastics 9.75% 1/15/21	55,000	53,488
Case New Holland 7.75% 9/1/13	28,000	30,450
Casella Waste Systems 11.00% 7/15/14	10,000	11,175
#Cemex Espana Luxembourg 144A 9.25% 5/12/20	85,000	84,575
Graham Packaging 8.25% 10/1/18	20,000	22,350
Jabil Circuit 7.75% 7/15/16	9,000	10,013
#Meccanica Holdings USA 144A 6.25% 7/15/19	200,000	213,726
#Nortek 144A 8.50% 4/15/21	75,000	69,750
#Plastipak Holdings 144A 10.625% 8/15/19	28,000	31,640
Ply Gem Industries 13.125% 7/15/14	70,000	73,850
Pregis 12.375% 10/15/13	59,000	58,779
RBS Global 11.75% 8/1/16	43,000	45,688
Republic Services
4.75% 5/15/23	90,000	89,565
5.25% 11/15/21	45,000	47,641
Smurfit Kappa Funding 7.75% 4/1/15	43,000	43,645
Trimas 9.75% 12/15/17	28,000	30,800
		921,705
Consumer Cyclical – 1.99%
#Allison Transmission 144A 11.00% 11/1/15	67,000	71,690
American Axle & Manufacturing 7.875% 3/1/17	98,000	98,490
#Ameristar Casinos 144A 7.50% 4/15/21	65,000	67,356
ArvinMeritor 8.125% 9/15/15	75,000	78,563
#Beazer Homes USA 144A 9.125% 5/15/19	40,000	34,600
CKE Restaurants 11.375% 7/15/18	52,000	57,070
CVS Caremark 5.75% 5/15/41	155,000	152,938
Dave & Buster's 11.00% 6/1/18	20,000	21,500
#Delphi 144A 6.125% 5/15/21	75,000	74,438
#Dunkin Finance 144A 9.625% 12/1/18	27,000	27,371
#Equinox Holdings 144A 9.50% 2/1/16	9,000	9,495
Family Dollar Stores 5.00% 2/1/21	65,000	63,864
Ford Motor 7.45% 7/16/31	122,000	138,913
Ford Motor Credit 12.00% 5/15/15	100,000	124,110
Goodyear Tire & Rubber 8.25% 8/15/20	45,000	48,825
Hanesbrands 6.375% 12/15/20	130,000	126,749
Harrah's Operating 10.00% 12/15/18	147,000	133,402
K Hovnanian Enterprises 10.625% 10/15/16	37,000	37,093
M/I Homes 8.625% 11/15/18	50,000	49,438
Macy's Retail Holdings 5.90% 12/1/16	80,000	90,205
#Marina District Finance 144A 9.875% 8/15/18	25,000	26,063
MGM MIRAGE 11.375% 3/1/18	163,000	183,782
Mobile Mini 6.875% 5/1/15	13,000	13,293
Mohawk Industries 6.875% 1/15/16	23,000	25,128
New Albertsons 7.25% 5/1/13	14,000	14,385
Norcraft Finance
10.50% 12/15/15	8,000	8,160
#144A 10.50% 12/15/15	75,000	76,500
OSI Restaurant Partners 10.00% 6/15/15	35,000	36,925
#Pinafore 144A 9.00% 10/1/18	75,000	81,188
Pinnacle Entertainment 8.75% 5/15/20	80,000	84,200
Royal Caribbean Cruises 7.00% 6/15/13	17,000	18,233
Ryland Group 8.40% 5/15/17	33,000	36,053
Sally Holdings 10.50% 11/15/16	47,000	50,408
#Sealy Mattress 144A 10.875% 4/15/16	12,000	13,380
Standard Pacific 10.75% 9/15/16	42,000	47,775
Whirlpool 4.85% 6/15/21	115,000	113,974
Wyndham Worldwide
5.625% 3/1/21	65,000	64,956
5.75% 2/1/18	35,000	36,190
Wynn Las Vegas 7.75% 8/15/20	15,000	16,369
		2,453,072
Consumer Non-Cyclical – 3.85%
Accellent 8.375% 2/1/17	35,000	36,356
Amgen 3.45% 10/1/20	200,000	191,074
Anheuser-Busch InBev Worldwide 5.375% 11/15/14	155,000	173,228
Bio-Rad Laboratories
4.875% 12/15/20	145,000	148,180
8.00% 9/15/16	18,000	20,070
#Blue Merger Sub 144A 7.625% 2/15/19	60,000	60,900
#Bumble Bee Acquisition 144A 9.00% 12/15/17	105,000	106,050
CareFusion 6.375% 8/1/19	275,000	310,888
Celgene
2.45% 10/15/15	45,000	44,776
3.95% 10/15/20	195,000	188,597

Coca-Cola Enterprises
3.50% 9/15/20	130,000	124,717
4.50% 9/1/21	590,000	608,217
Covidien International Finance 4.20% 6/15/20	245,000	250,072
Delhaize Group
5.70% 10/1/40	55,000	51,345
6.50% 6/15/17	40,000	46,173
#DJO Finance 144A 9.75% 10/15/17	20,000	20,400
#Dole Food 144A 8.00% 10/1/16	28,000	29,470
Express Scripts 3.125% 5/15/16	140,000	141,021
Hospira 6.40% 5/15/15	195,000	221,747
Ingles Markets 8.875% 5/15/17	33,000	35,475
Jarden
6.125% 11/15/22	40,000	39,850
7.50% 1/15/20	5,000	5,225
Kraft Foods 6.125% 8/23/18	125,000	143,561
LVB Acquisition
11.625% 10/15/17	28,000	31,150
PIK 10.375% 10/15/17	23,000	25,473
McKesson 4.75% 3/1/21	105,000	109,167
Medco Health Solutions
4.125% 9/15/20	130,000	125,567
7.125% 3/15/18	145,000	169,663
Merck 3.875% 1/15/21	95,000	94,490
#Mylan 144A 6.00% 11/15/18	75,000	76,594
#NBTY 144A 9.00% 10/1/18	90,000	95,400
#Pernod-Ricard 144A 5.75% 4/7/21	300,000	314,716
#Reynolds Group Issuer 144A 9.00% 4/15/19	100,000	99,250
#Scotts Miracle-Gro 144A 6.625% 12/15/20	25,000	25,688
Smithfield Foods 10.00% 7/15/14	11,000	12,815
Tops Markets 10.125% 10/15/15	19,000	20,259
Tyson Foods 10.50% 3/1/14	37,000	44,123
#Viskase 144A 9.875% 1/15/18	61,000	63,898
#Woolworths 144A 4.55% 4/12/21	95,000	95,643
Yale University 2.90% 10/15/14	105,000	110,702
Yankee Candle 9.75% 2/15/17	52,000	54,990
Zimmer Holdings 4.625% 11/30/19	160,000	168,423
		4,735,403
Energy – 4.22%
AmeriGas Partners
6.50% 5/20/21	45,000	45,506
7.125% 5/20/16	9,000	9,315
Antero Resources Finance 9.375% 12/1/17	19,000	20,520
Berry Petroleum 10.25% 6/1/14	12,000	13,770
Chesapeake Energy 6.50% 8/15/17	55,000	58,438
#CNOOC Finance 2011 144A 4.25% 1/26/21	200,000	196,514
Complete Production Service 8.00% 12/15/16	56,000	58,800
Comstock Resources 7.75% 4/1/19	15,000	15,131
Copano Energy 7.75% 6/1/18	33,000	34,155
Ecopetrol 7.625% 7/23/19	90,000	108,225
El Paso
6.875% 6/15/14	4,000	4,490
7.00% 6/15/17	17,000	19,318
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	8,000	8,015
El Paso Pipeline Partners Operating 6.50% 4/1/20	80,000	89,956
•Enbridge Energy Partners 8.05% 10/1/37	145,000	157,511
Energy Transfer Partners
4.65% 6/1/21	230,000	225,457
9.70% 3/15/19	165,000	211,158
#ENI 144A 4.15% 10/1/20	180,000	171,433
Enterprise Products Operating
•7.034% 1/15/68	190,000	199,998
9.75% 1/31/14	150,000	179,172
Forest Oil 7.25% 6/15/19	44,000	45,100
Headwaters 7.625% 4/1/19	85,000	77,775
#Helix Energy Solutions 144A 9.50% 1/15/16	71,000	73,485
#Hercules Offshore 144A 10.50% 10/15/17	52,000	54,600
#Hilcorp Energy Finance I 144A
7.625% 4/15/21	55,000	57,750
7.75% 11/1/15	13,000	13,455
Holly 9.875% 6/15/17	33,000	36,960
#Inergy Finance 144A 6.875% 8/1/21	30,000	30,038
Kinder Morgan Energy Partners 9.00% 2/1/19	235,000	301,791
Linn Energy
8.625% 4/15/20	28,000	30,520
#144A 6.50% 5/15/19	20,000	19,850
#Murray Energy 144A 10.25% 10/15/15	48,000	50,640
#NFR Energy 144A 9.75% 2/15/17	48,000	46,800
Noble Energy 8.25% 3/1/19	125,000	160,067
Pemex Project Funding Master Trust 6.625% 6/15/35	50,000	52,951
Petrobras International Finance
3.875% 1/27/16	37,000	37,863
5.375% 1/27/21	145,000	149,612
5.75% 1/20/20	75,000	80,382
5.875% 3/1/18	15,000	16,215

PetroHawk Energy 7.25% 8/15/18	90,000	92,813
Petroleum Development 12.00% 2/15/18	33,000	36,795
Plains All American Pipeline 8.75% 5/1/19	150,000	188,983
Pride International 6.875% 8/15/20	335,000	390,434
Quicksilver Resources 7.125% 4/1/16	32,000	31,680
Range Resources
5.75% 6/1/21	25,000	24,625
8.00% 5/15/19	63,000	68,670
#SandRidge Energy 144A 9.875% 5/15/16	75,000	82,688
TC Pipelines 4.65% 6/15/21	70,000	69,761
•TransCanada PipeLines 6.35% 5/15/67	240,000	241,555
Transocean 6.50% 11/15/20	265,000	296,861
Weatherford International Bermuda 9.625% 3/1/19	105,000	135,796
Williams
7.75% 6/15/31	45,000	52,666
8.75% 3/15/32	40,000	50,997
#Woodside Finance 144A
8.125% 3/1/14	210,000	243,388
8.75% 3/1/19	10,000	12,656
		5,183,104
Financials – 1.26%
#ABB Treasury Center USA 144A 4.00% 6/15/21	80,000	78,499
#CDP Financial 144A 4.40% 11/25/19	250,000	256,464
#ERAC USA Finance 144A 5.25% 10/1/20	240,000	255,033
FTI Consulting
6.75% 10/1/20	5,000	5,075
7.75% 10/1/16	40,000	42,000
General Electric Capital
4.375% 9/16/20	220,000	217,886
5.30% 2/11/21	100,000	104,250
6.00% 8/7/19	265,000	293,898
International Lease Finance
6.25% 5/15/19	77,000	75,349
8.25% 12/15/20	35,000	37,888
8.75% 3/15/17	35,000	38,369
Nuveen Investments
10.50% 11/15/15	70,000	71,925
#144A 10.50% 11/15/15	70,000	71,225
		1,547,861
Insurance – 0.89%
American International Group 8.25% 8/15/18	130,000	149,387
•Chubb 6.375% 3/29/67	105,000	109,200
•Genworth Financial 6.15% 11/15/66	48,000	35,160
•#ILFC E-Capital Trust I 144A 5.74% 12/21/65	125,000	102,649
•ING Groep 5.775% 12/29/49	60,000	55,500
•#Liberty Mutual Group 144A 7.00% 3/15/37	35,000	33,481
MetLife
6.40% 12/15/36	120,000	117,600
6.817% 8/15/18	225,000	263,821
Prudential Financial
3.875% 1/14/15	25,000	26,116
4.50% 11/15/20	80,000	79,615
6.00% 12/1/17	50,000	56,192
•XL Group 6.50% 12/31/49	70,000	64,925
		1,093,646
Media – 1.58%
#Affinion Group 144A 7.875% 12/15/18	60,000	56,400
#CCO Holdings 144A 7.00% 1/15/19	25,000	25,813
#Charter Communications Operating 144A 10.875% 9/15/14	66,000	72,930
#Clear Channel Communications 144A 9.00% 3/1/21	35,000	33,688
DIRECTV Holdings 5.00% 3/1/21	135,000	140,092
Discovery Communications 4.375% 6/15/21	175,000	173,633
DISH DBS
7.875% 9/1/19	40,000	43,350
#144A 6.75% 6/1/21	61,000	62,830
GXS Worldwide 9.75% 6/15/15	114,000	115,995
Historic TW 6.875% 6/15/18	140,000	164,062
Lamar Media 6.625% 8/15/15	46,000	46,900
LIN Television 6.50% 5/15/13	9,000	9,056
#NBC Universal Media 144A 4.375% 4/1/21	185,000	183,425
Nielsen Finance
11.50% 5/1/16	2,000	2,350
11.625% 2/1/14	4,000	4,690
#Sinclair Television Group 144A 9.25% 11/1/17	33,000	36,383
#Sirius XM Radio 144A 8.75% 4/1/15	65,000	71,988
Symantec 4.20% 9/15/20	85,000	81,895
Time Warner 4.75% 3/29/21	45,000	45,865
Time Warner Cable 8.25% 4/1/19	140,000	174,869
#UPCB Finance III 144A 6.625% 7/1/20	150,000	148,875
Videotron 6.375% 12/15/15	4,000	4,145
#Vivendi 144A 6.625% 4/4/18	165,000	186,912
#XM Satellite Radio 144A 13.00% 8/1/13	49,000	57,698
		1,943,844

Real Estate – 1.01%
Brandywine Operating Partnership 4.95% 4/15/18	100,000	101,526
Developers Diversified Realty
4.75% 4/15/18	55,000	54,294
7.50% 4/1/17	35,000	39,682
7.875% 9/1/20	108,000	124,036
9.625% 3/15/16	33,000	39,857
Digital Realty Trust
5.25% 3/15/21	110,000	109,635
5.875% 2/1/20	70,000	73,512
Health Care REIT 5.25% 1/15/22	165,000	164,696
Host Hotels & Resorts
6.00% 11/1/20	50,000	50,375
6.375% 3/15/15	35,000	35,875
#144A 5.875% 6/15/19	35,000	35,219
Regency Centers 4.80% 4/15/21	90,000	90,925
UDR 4.25% 6/1/18	55,000	54,711
Ventas Realty
4.75% 6/1/21	115,000	112,477
6.50% 6/1/16	24,000	24,818
#WEA Finance 144A 4.625% 5/10/21	135,000	131,267
		1,242,905
Services Non-Cyclical – 0.97%
#Brambles USA 144A
3.95% 4/1/15	160,000	165,184
5.35% 4/1/20	15,000	15,384
Community Health Systems 8.875% 7/15/15	15,000	15,488
Corrections Corporation of America 7.75% 6/1/17	51,000	55,781
Coventry Health Care 5.45% 6/15/21	110,000	112,768
#Geo Group 144A 6.625% 2/15/21	40,000	39,900
#HCA Holdings 144A 7.75% 5/15/21	105,000	109,463
HCA PIK 9.625% 11/15/16	4,000	4,265
#Health Care Services 144A 4.70% 1/15/21	40,000	41,132
#Highmark 144A
4.75% 5/15/21	60,000	59,655
6.125% 5/15/41	20,000	19,844
Laboratory Corporation of America Holdings 4.625% 11/15/20	40,000	40,701
#Multiplan 144A 9.875% 9/1/18	60,000	64,050
PHH 9.25% 3/1/16	140,000	153,825
Quest Diagnostics
4.70% 4/1/21	195,000	199,997
4.75% 1/30/20	20,000	20,720
Radnet Management 10.375% 4/1/18	23,000	23,633
RSC Equipment Rental 10.25% 11/15/19	42,000	46,200
		1,187,990
Technology – 0.83%
Amkor Technology 7.375% 5/1/18	35,000	35,744
First Data
9.875% 9/24/15	30,000	30,975
11.25% 3/31/16	70,000	69,300
Hewlett-Packard 4.30% 6/1/21	325,000	328,835
National Semiconductor 6.60% 6/15/17	185,000	218,008
#Seagate Technology International 144A 10.00% 5/1/14	73,000	85,045
SunGard Data Systems 10.25% 8/15/15	50,000	51,875
#Unisys 144A 12.75% 10/15/14	17,000	19,890
Xerox 4.50% 5/15/21	180,000	178,395
		1,018,067
Telecommunications – 2.84%
America Movil 5.00% 3/30/20	110,000	115,302
AT&T 4.45% 5/15/21	185,000	188,642
Avaya
9.75% 11/1/15	65,000	66,625
PIK 10.125% 11/1/15	25,000	25,813
#144A 7.00% 4/1/19	120,000	116,700
CenturyLink 6.45% 6/15/21	95,000	94,084
Citizens Communications 6.25% 1/15/13	4,000	4,195
#Clearwire Communications 144A 12.00% 12/1/15	209,000	224,618
Cricket Communications 7.75% 10/15/20	145,000	142,463
#Crown Castle Towers 144A 4.883% 8/15/20	385,000	387,838
#Digicel 144A 8.25% 9/1/17	110,000	114,675
Global Crossing 12.00% 9/15/15	61,000	71,370
Hughes Network Systems 9.50% 4/15/14	47,000	48,293
Intelsat Bermuda
11.25% 2/4/17	55,000	59,194
PIK 11.50% 2/4/17	959	1,033
Intelsat Jackson Holdings
11.25% 6/15/16	8,000	8,500
#144A 7.25% 10/15/20	60,000	59,850
Level 3 Financing
9.25% 11/1/14	5,000	5,169
10.00% 2/1/18	48,000	51,780
MetroPCS Wireless 6.625% 11/15/20	30,000	29,775
NII Capital 10.00% 8/15/16	61,000	71,065

PAETEC Holding
8.875% 6/30/17	28,000	29,540
9.50% 7/15/15	47,000	48,998
Qwest 8.375% 5/1/16	258,000	305,729
Sprint Capital 8.75% 3/15/32	75,000	81,563
#Telcordia Technologies 144A 11.00% 5/1/18	25,000	31,688
Telecom Italia Capital
5.25% 10/1/15	35,000	36,421
6.999% 6/4/18	100,000	109,519
7.721% 6/4/38	50,000	49,865
Telefonica Emisiones
5.462% 2/16/21	40,000	40,683
6.421% 6/20/16	155,000	173,249
Telesat Canada
11.00% 11/1/15	111,000	121,961
12.50% 11/1/17	19,000	22,895
Virgin Media Secured Finance 6.50% 1/15/18	400,000	440,499
#West 144A 7.875% 1/15/19	25,000	24,313
#Wind Acquisition Finance 144A 11.75% 7/15/17	50,000	56,875
Windstream
7.875% 11/1/17	10,000	10,663
8.125% 8/1/13	19,000	20,710
		3,492,155
Transportation – 0.39%
#AMGH Merger Sub 144A 9.25% 11/1/18	55,000	58,300
Burlington Northern Santa Fe
4.70% 10/1/19	80,000	85,023
5.75% 3/15/18	5,000	5,677
CSX
4.25% 6/1/21	115,000	114,691
5.50% 4/15/41	20,000	19,585
Kansas City Southern Railway 13.00% 12/15/13	19,000	22,183
Ryder System 3.50% 6/1/17	115,000	116,147
#United Air Lines 144A 12.00% 11/1/13	52,000	56,030
		477,636
Utilities – 2.29%
AES
7.75% 3/1/14	1,000	1,085
8.00% 6/1/20	31,000	33,170
Ameren Illinois 9.75% 11/15/18	200,000	263,176
#American Transmission Systems 144A 5.25% 1/15/22	140,000	148,930
#Calpine 144A 7.875% 7/31/20	40,000	42,000
CenterPoint Energy 5.95% 2/1/17	90,000	100,865
CMS Energy
4.25% 9/30/15	215,000	222,214
6.25% 2/1/20	30,000	32,074
Commonwealth Edison
4.00% 8/1/20	30,000	29,767
5.80% 3/15/18	15,000	16,839
Duke Energy Carolinas 3.90% 6/15/21	75,000	75,103
#Enel Finance International 144A 6.00% 10/7/39	125,000	113,311
Florida Power 5.65% 6/15/18	35,000	39,988
GenOn Energy
9.50% 10/15/18	100,000	104,500
9.875% 10/15/20	30,000	31,500
Great Plains Energy 4.85% 6/1/21	130,000	130,671
#Ipalco Enterprises 144A 5.00% 5/1/18	55,000	53,864
Jersey Central Power & Light 5.625% 5/1/16	35,000	39,357
NiSource Finance
5.45% 9/15/20	20,000	21,103
6.40% 3/15/18	45,000	51,048
6.80% 1/15/19	70,000	81,363
#NRG Energy 144A
7.625% 1/15/18	15,000	15,056
7.875% 5/15/21	45,000	45,000
Pennsylvania Electric 5.20% 4/1/20	115,000	121,323
PPL Electric Utilities 7.125% 11/30/13	40,000	45,416
Public Service Company of Oklahoma 5.15% 12/1/19	360,000	383,125
#Puget Energy 144A 6.00% 9/1/21	75,000	75,361
•Puget Sound Energy 6.974% 6/1/67	116,000	115,706
Sempra Energy 6.15% 6/15/18	125,000	142,503
Southern California Edison 5.50% 8/15/18	135,000	153,833
•Wisconsin Energy 6.25% 5/15/67	90,000	90,672
		2,819,923
Total Corporate Bonds (cost $34,479,000)		35,735,511

Municipal Bonds – 0.04%
¤•Puerto Rico Sales Tax Financing Revenue First Subordinate Series B 5.00% 8/1/39-11	50,000	50,209
Total Municipal Bonds (cost $50,000)		50,209

Non-Agency Asset-Backed Securities– 0.79%
•Ally Master Owner Trust Series 2011-1 A1 1.06% 1/15/16	100,000	100,434
•American Express Credit Account Master Trust Series 2010-1 B 0.79% 11/16/15	100,000	100,128
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	100,000	100,659

Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		200,000	232,377
#CIT Equipment Collateral 144A
Series 2009-VT1 A3 3.07% 8/15/16		32,381	32,554
Series 2010-VT1A A3 2.41% 5/15/13		100,000	100,571
•Citibank Credit Card Issuance Trust Series 2004-C1 C1 0.84% 7/15/13		45,000	44,997
CNH Equipment Trust Series 2010-A A4 2.49% 1/15/16		105,000	107,626
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	104,884
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41	USD	44,888	45,168
Total Non-Agency Asset-Backed Securities (cost $960,655)			969,398

Non-Agency Collateralized Mortgage Obligations – 0.23%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		5,615	5,448
Series 2005-6 7A1 5.50% 7/25/20		3,644	3,439
@•Bank of America Funding Securities Series 2006-H 1A2 2.839% 9/20/46		2,233	196
•ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36		100,000	77,717
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		11,529	11,615
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.68% 8/25/37		138,446	100,749
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		24,601	23,928
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		42,396	40,912
•Series 2006-AR5 2A1 2.739% 4/25/36		20,888	16,913
Total Non-Agency Collateralized Mortgage Obligations (cost $199,628)			280,917

Regional Bonds – 0.39%Δ
Australia – 0.17%
New South Wales Treasury
2.75% 11/20/25	AUD	71,000	82,060
6.00% 5/1/20	AUD	115,000	125,690
			207,750
Canada – 0.22%
Province of New Brunswick 2.75% 6/15/18	USD	125,000	123,487
Province of Ontario 3.15% 12/15/17		100,000	102,154
Province of Quebec 4.50% 12/1/20	CAD	40,000	43,675
			269,316
Total Regional Bonds (cost $436,094)			477,066

«Senior Secured Loans – 2.11%
Advantage Sales & Marketing 5.25% 11/29/17	USD	29,763	29,852
Affinion Group Tranche B 5.00% 10/7/16		44,536	44,536
Allied Security Holdings 8.50% 1/21/18		35,000	35,700
API Technologies Tranche B 7.75% 6/1/16		40,000	39,200
ATI Holdings 7.50% 3/12/16		19,647	19,524
Attachmate 6.50% 11/21/16		105,000	105,279
BNY ConvergEx Group 8.75% 11/29/17		65,000	66,300
Brock Holdings III
10.50% 2/15/18		30,000	30,863
Tranche B 6.75% 2/15/17		29,925	30,124
Burlington Coat Factory Warehouse Tranche B 6.25% 2/10/17		139,825	139,912
Caesar’s Operating Tranche B1 3.274% 1/28/15		30,000	27,092
Cengage Learning Acquisitions 7.50% 7/7/14		123,096	123,712
Charter Communications Operating Tranche B 8.50% 3/6/14		2,716	2,730
Chrysler Group 6.00% 4/28/17		140,000	137,036
Citadel Broadcasting Tranche B 4.25% 11/29/16		135,543	135,643
CityCenter Holdings 7.50% 1/10/15		50,000	50,412
Clear Channel Communication Tranche B 3.841% 1/29/16		51,223	43,539
Community Health Systems 3.754% 1/25/17		78,352	76,619
Consolidated Container 5.50% 9/28/14		40,000	36,767
Delta Air Lines Tranche B 5.50% 3/29/17		35,000	34,746
First Data Tranche B2 2.945% 9/24/14		65,702	60,975
Frac Tech International Tranche B 6.25% 4/19/16		55,449	55,453
GenOn Energy Tranche B 6.00% 6/20/17		64,674	64,748
Graham Packaging Tranche C 6.75% 4/5/14		67,272	67,540
Grifols Tranche B 6.00% 6/4/16		130,000	130,690
Houghton International Tranche B 6.75% 1/11/16		34,762	34,980
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18		5,000	5,023
Level 3 Financing 14.00% 4/11/12		27,273	27,273
Mediacom Illinois 5.50% 3/31/17		34,823	34,812
MGM MIRAGE Tranche E 7.00% 2/21/14		70,000	68,519
Multiplan 4.75% 8/26/17		105,000	104,639
Nortek 5.25% 4/12/17		84,788	84,840
Nuveen Investment
5.807% 5/13/17		111,190	111,352
2nd Lien 12.50% 7/9/15		95,000	101,531
Tranche B 3.273% 11/13/14		43,810	43,323
PQ 6.70% 7/30/15		65,000	63,885
Remy International Tranche B 6.25% 12/16/16		64,675	65,079
Sensus USA 2nd Lien 8.50% 4/13/18		85,000	86,310
Texas Competitive Electric Holdings Tranche B2 3.50% 10/10/14		45,000	38,144
Toys R US Tranche B 6.00% 9/1/16		34,825	34,866
Univision Communications 4.441% 3/29/17		48,301	45,946
Visant 5.25% 12/31/16		14,888	14,837
Wyle Services 5.50% 3/31/17		35,000	35,149
Total Senior Secured Loans (cost $2,565,964)			2,589,500

Sovereign Bonds – 5.26%Δ
Australia – 0.71%
Australian Government
4.50% 4/15/20	AUD	531,000	542,169
6.00% 2/15/17	AUD	220,000	248,255
Australian Government Inflation Linked 3.00% 9/20/25	AUD	71,000	84,888
			875,312
Belgium – 0.08%
Belgium Government 4.25% 9/28/21	EUR	63,000	92,459
			92,459
Brazil – 0.17%
Federal Republic of Brazil
7.125% 1/20/37	USD	80,000	99,200
8.875% 10/14/19		80,000	110,200
			209,400
Canada – 0.16%
Canadian Government
3.75% 6/1/19	CAD	119,000	131,012
4.00% 6/1/41	CAD	63,000	70,813
			201,825
Colombia – 0.20%
Republic of Colombia
6.125% 1/18/41	USD	101,000	110,342
8.375% 2/15/27		55,000	69,713
10.375% 1/28/33		40,000	63,400
			243,455
France – 0.14%
France Government Bond O.A.T
3.75% 4/25/17	EUR	61,000	92,670
3.75% 4/25/21	EUR	50,000	74,536
			167,206
Germany – 0.15%
Deutschland Republic 2.25% 9/4/20	EUR	136,000	186,594
			186,594
Indonesia – 0.26%
Indonesia Government International 7.25% 4/20/15	USD	47,000	54,446
Indonesia Treasury
10.50% 8/15/30	IDR	331,000,000	44,796
11.00% 11/15/20	IDR	1,525,000,000	218,525
			317,767
Mexico – 0.50%
Mexican Bonos
7.75% 12/14/17	MXN	2,327,000	212,775
8.50% 12/13/18	MXN	3,804,800	360,063
United Mexican States 5.95% 3/19/19	USD	40,000	46,100
			618,938
New Zealand – 0.05%
New Zealand Government 6.00% 5/15/21	NZD	65,000	57,579
			57,579
Norway – 0.94%
Eksportfinans 2.375% 5/25/16	USD	100,000	100,473
Norwegian Government
3.75% 5/25/21	NOK	760,000	145,345
4.50% 5/22/19	NOK	3,158,000	637,657
5.00% 5/15/15	NOK	1,327,000	267,179
			1,150,654
Panama – 0.19%
Republic of Panama
6.70% 1/26/36	USD	35,000	41,475
7.25% 3/15/15		95,000	112,385
8.875% 9/30/27		57,000	81,083
			234,943
Peru – 0.19%
Republic of Peru 7.125% 3/30/19		197,000	237,976
			237,976
Philippines – 0.21%
Republic of Philippines
6.375% 10/23/34		100,000	109,750
6.50% 1/20/20		100,000	116,880
9.50% 10/21/24		15,000	21,075
9.875% 1/15/19		10,000	13,763
			261,468
Poland – 0.28%
Poland Government International
5.00% 10/24/13	PLN	70,000	25,602
5.50% 4/25/15	PLN	200,000	74,001
5.50% 10/25/19	PLN	203,000	73,140
Republic of Poland
5.125% 4/21/21	USD	60,000	62,175
6.375% 7/15/19		95,000	108,776
			343,694
Republic of Korea – 0.07%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	85,183,127	88,986
			88,986

Russia – 0.31%
Russia Euro-Bond 7.50% 3/31/30	USD	316,590	373,972
			373,972
South Africa – 0.17%
South Africa Government International
5.50% 3/9/20		117,000	128,407
6.50% 6/2/14		35,000	39,428
South Africa Inflation Linked 2.75% 1/31/22	ZAR	303,153	45,690
			213,525
Sweden – 0.09%
Sweden Government 5.00% 12/1/20	SEK	620,000	114,708
			114,708
Turkey – 0.19%
Turkey Government 4.00% 4/29/15	TRY	168,460	110,172
Turkey Government International
6.875% 3/17/36	USD	52,000	57,460
7.375% 2/5/25		50,000	59,525
			227,157
United Kingdom – 0.08%
United Kingdom Gilt 4.50% 3/7/19	GBP	54,000	95,620
			95,620
Uruguay – 0.12%
Republic of Uruguay 8.00% 11/18/22	USD	116,000	150,684
			150,684
Total Sovereign Bonds (cost $6,059,202)			6,463,922

Supranational Banks – 0.16%
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	720,000	133,008
3.625% 6/22/20	NOK	350,000	63,774
Total Supranational Banks (cost $185,145)			196,782

U.S. Treasury Obligations – 6.69%
U.S. Treasury Bonds
4.25% 11/15/40	USD	85,000	83,101
4.75% 2/15/41		90,000	95,681
U.S. Treasury Notes
¥1.75% 5/31/16		4,905,000	4,913,422
3.125% 5/15/21		3,145,000	3,136,656
Total U.S. Treasury Obligations (cost $8,212,092)			8,228,860

		Number of
		Shares
Preferred Stock – 0.27%
Alabama Power 5.625%		2,475	61,999
#Ally Financial 144A 7.00%		200	187,975
•PNC Financial Services 8.25%		25,000	26,693
Volkswagen		265	54,797
Total Preferred Stock (cost $321,266)			331,464

		Principal
		Amount
≠Short-Term Investments – 8.79%
Discount Notes – 6.48%
Fannie Mae 0.002% 7/25/11		49,101	49,100
Federal Farm Credit 0.001% 7/25/11		693,185	693,180
Federal Home Loan Bank
0.001% 7/1/11		1,273,654	1,273,654
0.001% 7/1/11		794,278	794,278
0.001% 7/11/11		1,760,616	1,760,610
0.001% 7/13/11		1,772,108	1,772,103
0.001% 7/22/11		241,072	241,070
0.005% 7/5/11		616,449	616,448
0.006% 8/3/11		765,180	765,173
			7,965,616
U.S. Treasury Obligations – 2.31%
U.S. Treasury Bills
0.00% 7/14/11		591,546	591,545
0.00% 7/21/11		1,755,410	1,755,399
1.00% 7/31/11		488,737	489,196
			2,836,140
Total Short-Term Investments (cost $10,801,889)			10,801,756

Total Value of Securities – 103.59%
(cost $117,452,574)			127,339,880
Liabilities Net of Receivables and Other Assets – (3.59%)			(4,417,495)
Net Assets Applicable to 12,122,522 Shares Outstanding – 100.00%			$122,922,385

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PHP – Philippine Peso
PLN – Polish Zloty
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

†Non income producing security.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
@Illiquid security. At June 30, 2011, the aggregate amount of illiquid securities was $500,596, which represented 0.41% of the Fund's net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2011, the aggregate amount of fair valued securities was $65,904, which represented 0.05% of the Fund’s net assets. See Note 1 in “Notes.”
•Variable rate security. The rate shown is the rate as of June 30, 2011. Interest rates reset periodically.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2011, the aggregate amount of Rule 144A securities was $9,860,892, which represented 8.02% of the Fund’s net assets. See Note 5 in “Notes.”
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2011.
¤Pre-Refunded bond. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2011.
¥Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipt
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CVA – Dutch Certificate
GCM – Greenwich Capital Management
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
HY – High Yield
JPMC – JPMorgan Chase Bank
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
NCUA – National Credit Union Administration
NVDR – Non-Voting Depositary Receipt
O.A.T – Obligations Assimilables du Trésor
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – year

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 20111:

Foreign Currency Exchange Contracts
						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	BRL	268,311	USD	(166,808)	7/29/11	$3,877
BAML	COP	248,690,000	USD	(139,439)	7/29/11	974
BAML	EUR	(298,569)	USD	423,931	7/29/11	(8,649)
BAML	IDR	1,542,600,000	USD	(178,935)	7/29/11	121
BAML	JPY	(7,677,900)	USD	95,687	7/29/11	313
BAML	NOK	(1,546,552)	USD	282,105	7/29/11	(4,172)
BAML	PHP	2,000,000	USD	(46,019)	7/29/11	2
BCLY	AUD	(66,006)	USD	69,373	7/29/11	(1,147)
BCLY	JPY	5,701,815	USD	(71,091)	7/29/11	(263)
CITI	EUR	(119,961)	USD	170,381	7/29/11	(3,423)
CITI	JPY	8,029,728	USD	(100,139)	7/29/11	(395)
CITI	NZD	57,812	USD	(46,922)	7/29/11	885
GCM	NOK	(1,347,586)	USD	245,804	7/29/11	(3,643)
GSC	GBP	(26,062)	USD	41,735	7/29/11	(76)
GSC	NOK	(276,800)	USD	50,516	7/29/11	(722)
HSBC	EUR	(90,895)	USD	129,094	7/29/11	(2,598)
HSBC	NOK	(808,929)	USD	147,511	7/29/11	(2,227)
JPMC	CLP	98,858,500	USD	(208,036)	7/29/11	3,889
JPMC	EUR	(111,426)	USD	158,559	7/29/11	(2,879)
MNB	ILS	(1,955)	USD	572	7/1/11	(3)
MNB	INR	(843,790)	USD	19,000	7/1/11	97
MNB	PLN	109,072	USD	(39,877)	7/1/11	(118)
MSC	AUD	(22,279)	USD	23,449	7/29/11	(353)
MSC	CHF	99,222	USD	(118,584)	7/29/11	(555)
MSC	EUR	(213,517)	USD	303,536	7/29/11	(5,816)
MSC	JPY	(425,900)	USD	5,306	7/29/11	16
MSC	KRW	141,809,950	USD	(130,887)	7/29/11	1,765
MSC	NOK	(1,384,025)	USD	252,675	7/29/11	(3,517)
						$(28,617)

Futures Contracts

					Unrealized
		Notional			Appreciation
Contracts to Buy		Cost	Notional Value	Expiration Date	(Depreciation)
1	Euro-Bond	$183,288	$181,952	9/08/11	$(1,336)
31	U.S. Treasury 5 yr Notes	3,687,635	3,695,055	9/30/11	7,420
12	U.S. Treasury 10 yr Notes	1,483,611	1,467,938	9/21/11	(15,673)
		$5,354,534			$(9,589)

Swap Contracts
CDS Contracts
					Unrealized
	Swap	Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	CDX.NA.HY.16	$1,620,000	5.00%	6/20/16	$3,446
BAML	Kingdom of Spain 5 yr CDS	189,000	1.00%	12/20/15	(5,899)
BCLY	CDX.NA.HY.16	50,000	5.00%	6/20/16	142
	ITRAXX Europe Subordinate
BCLY	Financials 15.1 5 yr CDS	710,000	1.00%	6/20/16	8,872
	Kingdom of Spain
BCLY	5 yr CDS	186,000	1.00%	3/20/15	7,422
BCLY	5 yr CDS	100,000	1.00%	3/21/16	(2,895)
	United States of America
BCLY	5 yr CDS	226,000	0.25%	3/20/16	402
CITI	CDX.NA.HY.16	100,000	5.00%	6/20/16	283
CITI	Sara Lee 5 yr CDS	58,000	1.00%	3/20/16	(3,393)
GSC	CDX.NA.HY.16	50,000	5.00%	6/20/16	201
	ITRAXX Europe Subordinate
JPMC	Financials 15.1 5 yr CDS	555,000	1.00%	6/20/16	6,935
JPMC	Portuguese Republic 5 yr CDS	143,000	1.00%	6/20/15	30,533
MSC	CDX.NA.HY.16	105,000	5.00%	6/20/16	297
	Kingdom of Spain
MSC	5 yr CDS	150,000	1.00%	6/20/16	(1,679)
MSC	5 yr CDS	136,000	1.00%	6/20/16	1,298
		$4,378,000			$45,965

	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$30,000	5.00%	9/20/14	$2,101
JPMC	Tyson Foods CDS / Ba	95,000	1.00%	3/20/16	1,047
		$125,000			$3,148
Total					$49,113

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities and credit default swap (CDS) contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 2007 - September 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At June 30, 2011, the Fund held no investments in repurchase agreements.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Mortgage Dollar Rolls — The Fund may enter into mortgage “dollar rolls” in which the Fund sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. The Fund accounts for mortgage-dollar-roll transactions as purchases and sales, these transactions may increase the Fund’s portfolio turnover rate.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, the changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2011, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$117,822,655
Aggregate unrealized appreciation	$11,242,489
Aggregate unrealized depreciation	(1,725,264)
Net unrealized appreciation	$9,517,225

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$12,851,357	$104,884	$12,956,241
Common Stock	29,904,015	17,789,870	65,904	47,759,789
Corporate Debt	-	40,049,828	-	40,049,828
Foreign Debt	-	7,137,770	-	7,137,770
Investment Companies	23,963	-	-	23,963
Municipal Bonds	-	50,209	-	50,209
Preferred Stock	-	331,464	-	331,464
Short-Term Investments	-	10,801,756	-	10,801,756
U.S. Treasury Obligations	-	8,228,860	-	8,228,860
Total	$29,927,978	$97,241,114	$170,788	$127,339,880

Foreign Currency Exchange Contracts	$-	$(28,617)	$-	$(28,617)
Futures Contracts	$(9,589)	$-	$-	$(9,589)
Swap Contracts	$-	$49,113	$-	$49,113

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed	Common	Corporate	Foreign
	Securities	Stock	Debt	Debt	Total
Balance as of 9/30/10	$346,338	$-	$68,738	$78,522	$493,598
Purchases	101,698	66,423	100,000	-	268,121
Sales	(199,389)	-	(172,790)	-	(372,179)
Net realized gain	576	-	5,352	-	5,928
Transfers out of Level 3	(144,856)	-	-	(77,535)	(222,391)
Net change in unrealized
appreciation/depreciation	517	(519)	(1,300)	(987)	(2,289)
Balance as of 6/30/11	$104,884	$65,904	$-	$-	$170,788

Net change in unrealized
appreciation/depreciation
from investments
still held as of 6/30/11	$3,186	$(519)	$-	$-	$2,667

During the period ended June 30, 2011, transfers out of Level 3 investments into Level 2 investments were made in the amount of $144,856. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended June 30, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund entered into inflation swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use inflation swaps to hedge the inflation risk in nominal bonds, thereby creating synthetic inflation-indexed bonds. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Inflation Swaps. Inflation swap agreements involve commitments to pay a regular stream of inflation-indexed cash payments in exchange for receiving a stream of nominal interest payments (or vice versa), where both payment streams are based on notional amounts. The nominal interest payments may be based on either a fixed interest rate or variable interest rate such as London Interbank Offered Rate (LIBOR). The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2011, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2011, the net unrealized appreciation of credit default swaps was $49,113 If a credit event had occurred for all swap transactions where collateral posting was required as of June 30, 2011, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have received $4,253,000 less the value of the contracts' related reference obligations. The Fund posted $189,000 as collateral for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at June 30, 2011, the notional value of the protection sold was $125,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2011, the net unrealized appreciation of the protection sold was $3,148.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of June 30, 2011 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments Location	Fair Value	Investments Location	Fair Value
Forward Currency exchange contracts (Foreign currency exchange contracts)	Liabilities net of receivables and other assets	$1,010	Liabilities net of receivables and other assets	$(29,627)
Interest rate contracts (Futures contracts)	Liabilities net of receivables and other assets	-	Liabilities net of receivables and other assets	(9,589)
Credit contracts (Swaps Contracts)	Liabilities net of receivables and other assets	52,659	Liabilities net of receivables and other assets	(3,546)
Total		$53,669		$(42,762)

The effect of derivative instruments on the statement of operations for the period ended June 30, 2011 was as follows:

			Change in Unrealized
		Realized Gain or	Appreciation or
		Loss on Derivatives	Depreciation on
	Location of Gain or Loss on	Recognized in	Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward Currency exchange contracts (Foreign currency exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	$(399,406)	$121,184
Interest rate contracts (Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	128,855	6,303
Credit contracts (Swaps contracts)	Net realized loss on swap contracts and net change in unrealized appreciation/depreciation of investments and foreign currencies	(29,013)	34,528
Total		$(299,564)	$162,015

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the period ended June 30, 2011.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of June 30, 2011.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investor Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities. The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2011 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: